UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

Small Cap Fund	Global Fund
Small-Mid Cap Fund	International Fund
Mid Cap Fund	Short Duration Total Return Fund
Large Cap Fund	Core Bond Fund
All Cap Select Fund	Corporate Credit Fund
Long-Short Fund	High Yield Fund
Research Opportunities Fund	

This material must be preceded or accompanied by a current prospectus.
Not FDIC Insured. May Lose Value. No Bank Guarantee.

DIAMOND HILL | FUNDS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Diamond Hill Funds’ (“Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank, or from the Diamond Hill Funds, if you invest directly with the Fund. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 888-226-5595.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly in a Diamond Hill Fund, you can call 888-226-5595 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary, or all Diamond Hill Funds, if you invest directly with the Fund.

Table of Contents

Letter to Shareholders	1
Financial Statements
Schedules of Investments	4
Statements of Assets & Liabilities	68
Statements of Operations	71
Statements of Changes in Net Assets	74
Financial Highlights	90
Notes to Financial Statements	116

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this 2020 mid-year update for the Diamond Hill Funds.

At Diamond Hill, we believe in true active management—managing high-conviction, concentrated portfolios constructed independent of benchmark weights. We have intentionally structured our firm to maximize the potential to generate returns for our clients in excess of a passive alternative. Our long-term investment horizon also allows us to focus on company fundamentals rather than short-term market noise.

2020 Year-to-Date Market Review

The year-to-date return of -3.5% for the Russell 3000 Index (as of 6/30/2020) masks a tremendous amount of volatility and what has effectively been a tale of two quarters. The first quarter of 2020 was a stunning performance period for U.S. equity markets. Through mid-February, the coronavirus was viewed as a short-term concern isolated to China, and possibly those businesses heavily dependent on the Chinese supply chain. U.S. markets remained resilient, pushing higher until peaking on February 19. However, as COVID-19 spread to other countries including the U.S., it became clear that the impact would be felt globally with potentially staggering costs in both economic and, more importantly, human terms.

Volatility returned in a big way after equity markets peaked in mid-February, with the CBOE Volatility Index reaching levels not seen since the 2008 financial crisis. The S&P 500® Index’s absolute daily move averaged nearly 5% in March, and there were three consecutive days of 9%-or-more moves, which had not happened since 1929.

The Russell 1000 Index fell 20.2% during the first quarter, but that magnitude may underplay how much equity markets gyrated. After an initial sharp run-up that was largely technology led, the Russell 1000 fell almost 35% peak-to-trough before rebounding toward the end of March. In fact, the nearly 18% increase from March 23 to March 25 was one of history’s largest three-day increases.

The second quarter of 2020 saw an unprecedented amount of government stimulus and the beginnings of an economic rebound as the world began reopening, driving one of the sharpest equity market rebounds ever seen. The Russell 3000 Index returned 22.0% in the second quarter—its best quarter in history.

Technology-related stocks were again the most notable contributors to market returns in the second quarter. Many of these businesses will likely see minimal long-term impact from COVID-19, with some potentially coming out of it in a better competitive position. Combined with generally strong balance sheets and attractive growth rates, these businesses seem to have safe-haven status in the minds of many investors. Related to the strong performance of technology companies, growth stocks more broadly continued to dominate value stocks, with the Russell 3000 Growth Index’s 28.0% return nearly doubling the value index. Value did have a three-week stretch of outperformance starting May 15, but it didn’t last. Value gave back that outperformance and then some starting in mid-June as COVID-19 cases began to accelerate in many parts of the country. As concerns of a second wave grew, investors reverted back to the perceived safety of large-cap growth stocks.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 1

Letter to Shareholders

Small cap stocks, however, reversed their recent trend of underperformance, with the Russell 2000 Index’s 25.4% return beating the Russell 1000 Index return by 360 basis points. This is the largest magnitude by which small caps have outperformed large caps since the second quarter of 2018—though it’s only a small dent in large cap stocks’ multi-year outperformance.

Market Outlook

The spread of COVID-19 led to a massive contraction in U.S. real GDP, with the decline in the second quarter almost certain to be history’s largest. Though economic activity showed signs of a rebound later in the quarter, it is unclear how long it will take for GDP to recover to prior levels, with additional waves of the virus potentially delaying recovery further.

Along with the near-term decline in real GDP, corporate earnings will similarly be affected. Most businesses will likely report declines in sales and earnings; however, those with a more variable cost structure should be able to protect margins and earnings better than those with greater fixed costs. We have been focused on assessing businesses’ cost structures and how the associated operating leverage may impact near-term cash flows. In addition, we have been closely examining companies’ balance sheets and liquidity situations to assess their ability to weather the downturn.

The November 2020 U.S. election may be an additional risk for corporate earnings. In a scenario where the Senate and presidency turn Democrat, it is likely that part of the 2017 cut to corporate tax rates will be reversed. This scenario may also result in additional regulations for businesses, which, while harder to detect, may also impact growth.

Though market volatility has declined significantly from record levels in the first quarter, it remains elevated. We expect markets to remain volatile until there is a material slowdown in COVID-19 cases or until a treatment or vaccine is deemed viable.

With the shape of the economic and earnings recoveries still highly uncertain, the magnitude and speed of the market rally is surprising. The market’s forward price/earnings multiple went from below historical averages to above in a few short months. From current levels, equity market returns over the next five years are expected to be in the mid-single digit range.

We believe we can achieve better-than-market returns over the next five years through active portfolio management, and our primary focus is always on achieving value-added results for our existing clients. Our intrinsic value investment philosophy is shared by all of our portfolio managers and research analysts, allowing us to apply our investment discipline consistently across strategies.

Thank you for your continued support.

Diamond Hill Capital Management, Inc.

Austin Hawley, CFA
Chief Investment Officer

2 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Letter to Shareholders

The views expressed are as of June 30, 2020, and they are subject to change. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

The S&P 500 Index is a market capitalization-weighted index focused on the large-cap segment of the market. The index is comprised of 500 of the top companies in leading industries in the U.S. economy.

The CBOE Volatility Index measures the market expectation of near-term volatility conveyed by S&P 500 Index option prices.

The Russell unmanaged market capitalization-weighted equity indices seek to benchmark the entire U.S. stock market. The Russell 3000 measures the performance of the 3,000 largest U.S. companies by total market capitalization. The Russell 3000 Growth Index is an unmanaged market-capitalization weighted index measuring the performance of the broad growth segment of the U.S. equity universe including those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 2000 Index represents the next 2,000 companies by market capitalization in the Russell 3000 Index. Index data source: London Stock Exchange Group PLC. See diamond-hill.com/disclosures for a full copy of the disclaimer.

These indices do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. Investors cannot invest directly in an index although they can invest in the underlying securities.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 3

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.0%
Communication Services — 2.9%
Live Nation Entertainment, Inc. (a)	303,515	$13,454,820

Consumer Discretionary — 14.3%
Aaron’s, Inc.	174,095	7,903,913
Carter’s, Inc.	70,115	5,658,280
Green Brick Partners, Inc. (a)	696,186	8,249,804
Hanesbrands, Inc.	698,973	7,891,405
Red Rock Resorts, Inc., Class A (b)	1,118,639	12,204,351
Vail Resorts, Inc.	108,786	19,815,370
Wolverine World Wide, Inc.	143,180	3,409,116
		65,132,239
Consumer Staples — 10.4%
Cal-Maine Foods, Inc. (a)	444,014	19,749,743
Flowers Foods, Inc.	259,159	5,794,795
Lancaster Colony Corp.	13,820	2,141,962
Post Holdings, Inc. (a)	158,192	13,860,783
Seaboard Corp.	2,066	6,061,272
		47,608,555
Energy — 2.2%
Cimarex Energy Co.	134,932	3,709,281
Noble Energy, Inc.	722,466	6,473,295
		10,182,576
Financials — 23.5%
Bank OZK	793,250	18,617,578
BankUnited, Inc.	118,154	2,392,618
BOK Financial Corp.	208,120	11,746,293
Brown & Brown, Inc.	119,141	4,856,187
Cadence BanCorp	628,751	5,570,734
Enstar Group Ltd. (a)	92,288	14,098,838
First of Long Island Corp. (The)	226,992	3,709,049
Live Oak Bancshares, Inc. (b)	190,158	2,759,193
Mr. Cooper Group, Inc. (a)	509,273	6,335,356
ProAssurance Corp.	575,806	8,331,913
Reinsurance Group of America, Inc.	48,032	3,767,630
RenaissanceRe Holdings Ltd.	42,973	7,349,672
Sterling Bancorp	1,528,296	17,911,629
		107,446,690

	Shares	Fair Value
Health Care — 3.3%
Integer Holdings Corp. (a)	31,924	$2,332,048
LivaNova plc (a)	97,113	4,674,049
Natus Medical, Inc. (a)	368,647	8,043,878
		15,049,975
Industrials — 18.6%
Alaska Air Group, Inc.	133,157	4,828,273
Allegiant Travel Co.	91,762	10,021,328
Colfax Corp. (a)	478,326	13,345,295
Hub Group, Inc., Class A (a)	213,618	10,223,757
Hyster-Yale Materials Handling, Inc.	94,169	3,640,574
Kirby Corp. (a)	194,274	10,405,315
Sensata Technologies Holding plc (a)	64,934	2,417,493
SPX FLOW, Inc. (a)	215,375	8,063,640
Stericycle, Inc. (a)(b)	142,160	7,958,117
Toro Co. (The)	35,919	2,382,866
TriMas Corp. (a)	211,307	5,060,803
WESCO International, Inc. (a)	183,424	6,440,017
		84,787,478
Information Technology — 6.6%
Broadridge Financial Solutions, Inc.	74,563	9,409,105
Sanmina Corp. (a)	229,834	5,755,043
WNS Holdings Ltd. - ADR (a)	270,254	14,858,565
		30,022,713
Materials — 3.9%
Ashland Global Holdings, Inc.	149,660	10,341,506
W.R. Grace & Co.	147,404	7,489,597
		17,831,103
Real Estate — 5.9%
American Campus Communities, Inc. REIT	121,324	4,241,487
CubeSmart REIT	598,274	16,147,415
JBG SMITH Properties	124,167	3,671,618
Jones Lang LaSalle, Inc.	27,552	2,850,530
		26,911,050

4 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.0% continued
Utilities — 3.4%
South Jersey Industries, Inc.	326,735	$8,165,108
UGI Corp.	229,562	7,300,072
		15,465,180

Total Common Stocks
(Cost $395,109,223)		$433,892,379

Registered Investment Companies — 5.3%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (c)	20,617,209	20,617,209
State Street Navigator Securities Lending Portfolio I, 0.37% (c)(d)	3,485,598	3,485,598

Total Registered Investment Companies
(Cost $24,102,807)		$24,102,807

Total Investment Securities — 100.3%
(Cost $419,212,030)		$457,995,186

Liabilities in Excess of Other Assets — (0.3)%		(1,114,199)

Net Assets — 100.0%		$456,880,987

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $4,606,563.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.2%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	710,281	$22,523,010

Consumer Discretionary — 15.1%
Aaron’s, Inc.	416,774	18,921,540
Advance Auto Parts, Inc.	124,631	17,753,686
BorgWarner, Inc.	1,371,551	48,415,750
Carter’s, Inc. (b)	190,703	15,389,732
Hanesbrands, Inc. (b)	2,378,737	26,855,941
NVR, Inc. (a)	12,817	41,767,399
Red Rock Resorts, Inc., Class A	2,531,878	27,622,789
Vail Resorts, Inc.	202,335	36,855,320
Wolverine World Wide, Inc.	675,623	16,086,584
		249,668,741
Consumer Staples — 8.9%
B&G Foods, Inc. (b)	253,925	6,190,691
Cal-Maine Foods, Inc. (a)	819,973	36,472,399
Flowers Foods, Inc.	1,109,499	24,808,398
Molson Coors Beverage Co., Class B	342,151	11,756,308
Post Holdings, Inc. (a)	778,417	68,204,898
		147,432,694
Energy — 2.2%
Cimarex Energy Co.	665,389	18,291,544
Noble Energy, Inc.	1,966,761	17,622,179
		35,913,723
Financials — 22.0%
Bank OZK	1,062,082	24,927,065
BankUnited, Inc.	1,296,057	26,245,154
BOK Financial Corp. (b)	577,128	32,573,104
Brighthouse Financial, Inc. (a)	562,264	15,642,184
Brown & Brown, Inc.	340,986	13,898,589
Cadence BanCorp	982,727	8,706,961
Enstar Group Ltd. (a)(b)	95,352	14,566,925
First Republic Bank	331,355	35,120,316
Loews Corp.	627,560	21,519,032
Mr. Cooper Group, Inc. (a)(b)	1,736,449	21,601,426
ProAssurance Corp.	1,200,182	17,366,634
Reinsurance Group of America, Inc.	309,197	24,253,413

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.2% continued
Financials — 22.0% continued
RenaissanceRe Holdings Ltd.	162,979	$27,874,298
Sterling Bancorp	2,891,034	33,882,918
SVB Financial Group (a)	128,388	27,671,466
Willis Towers Watson plc	89,133	17,554,744
		363,404,229
Health Care — 2.1%
Boston Scientific Corp. (a)	787,940	27,664,573
LivaNova plc (a)	149,529	7,196,831
		34,861,404
Industrials — 17.8%
Alaska Air Group, Inc.	670,700	24,319,582
Allegiant Travel Co.	253,715	27,708,215
Colfax Corp. (a)(b)	1,480,518	41,306,452
Hub Group, Inc., Class A (a)	823,974	39,435,396
Kirby Corp. (a)	712,089	38,139,487
Parker-Hannifin Corp.	70,089	12,845,211
Sensata Technologies Holding plc (a)	1,009,613	37,587,892
SPX FLOW, Inc. (a)	441,520	16,530,509
Stericycle, Inc. (a)(b)	474,815	26,580,144
WESCO International, Inc. (a)	855,962	30,052,826
		294,505,714
Information Technology — 5.2%
Avnet, Inc.	381,924	10,649,951
Broadridge Financial Solutions, Inc.	80,194	10,119,681
Juniper Networks, Inc.	755,558	17,272,056
Sanmina Corp. (a)	872,027	21,835,556
WNS Holdings Ltd. - ADR (a)	455,900	25,065,382
		84,942,626
Materials — 5.7%
Ashland Global Holdings, Inc.	538,948	37,241,307
Axalta Coating Systems Ltd. (a)	861,635	19,429,869
RPM International, Inc.	162,272	12,180,136
W.R. Grace & Co.	491,239	24,959,854
		93,811,166

	Shares	Fair Value
Real Estate — 8.0%
American Campus Communities, Inc. REIT	566,604	$19,808,476
CubeSmart REIT	1,869,464	50,456,833
Douglas Emmett, Inc.	798,828	24,492,066
iStar, Inc. REIT (b)	754,843	9,299,666
Jones Lang LaSalle, Inc.	114,137	11,808,614
Mid-America Apartment Communities, Inc. REIT	147,821	16,950,634
		132,816,289
Utilities — 3.8%
South Jersey Industries, Inc. (b)	912,836	22,811,772
UGI Corp.	1,250,209	39,756,646
		62,568,418

Total Common Stocks
(Cost $1,593,105,228)		$1,522,448,014

Registered Investment Companies — 9.3%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	2,597,394	25,116,803
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (d)	109,786,643	109,786,643
State Street Navigator Securities Lending Portfolio I, 0.37% (d)(e)	18,485,780	18,485,780
Total Registered Investment Companies
(Cost $154,383,733)		$153,389,226

Total Investment Securities — 101.5%
(Cost $1,747,488,961)		$1,675,837,240

Liabilities in Excess of Other Assets — (1.5)%		(24,695,085)

Net Assets — 100.0%		$1,651,142,155

6 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $ 50,711,698.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.9%
Communication Services — 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	101,015	$3,203,186

Consumer Discretionary — 14.6%
Aaron’s, Inc.	47,520	2,157,408
Advance Auto Parts, Inc.	17,238	2,455,553
BorgWarner, Inc.	193,392	6,826,738
Carter’s, Inc. (b)	23,707	1,913,155
Hanesbrands, Inc.	278,271	3,141,680
NVR, Inc. (a)	1,796	5,852,715
Red Rock Resorts, Inc., Class A	357,982	3,905,584
Vail Resorts, Inc.	28,849	5,254,845
VF Corp.	46,019	2,804,398
		34,312,076
Consumer Staples — 8.5%
Archer-Daniels-Midland Co.	129,186	5,154,521
Flowers Foods, Inc.	100,229	2,241,120
Molson Coors Beverage Co., Class B	83,559	2,871,087
Post Holdings, Inc. (a)	110,080	9,645,210
		19,911,938
Energy — 2.2%
Cimarex Energy Co.	93,798	2,578,507
Noble Energy, Inc.	278,724	2,497,367
		5,075,874
Financials — 25.6%
American International Group, Inc.	155,531	4,849,457
Bank OZK	152,491	3,578,964
BankUnited, Inc.	138,886	2,812,441
BOK Financial Corp.	53,030	2,993,013
Brighthouse Financial, Inc. (a)	85,345	2,374,298
Discover Financial Services	55,039	2,756,903
Enstar Group Ltd. (a)	10,769	1,645,180
First Republic Bank	59,350	6,290,506
Franklin Resources, Inc. (b)	57,934	1,214,876
Hartford Financial Services Group, Inc. (The)	92,394	3,561,789
Loews Corp.	279,365	9,579,426
Mr. Cooper Group, Inc. (a)	199,767	2,485,101

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 7

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.9% continued
Financials — 25.6% continued
Reinsurance Group of America, Inc.	19,015	$1,491,537
RenaissanceRe Holdings Ltd.	20,721	3,543,913
Sterling Bancorp	374,401	4,387,980
SVB Financial Group (a)	18,731	4,037,092
Willis Towers Watson plc	12,563	2,474,283
		60,076,759
Health Care — 2.2%
Boston Scientific Corp. (a)	143,214	5,028,244

Industrials — 15.5%
Alaska Air Group, Inc.	120,060	4,353,376
Colfax Corp. (a)	216,860	6,050,394
Hub Group, Inc., Class A (a)	50,186	2,401,902
Kirby Corp. (a)	102,465	5,488,025
Parker-Hannifin Corp.	31,930	5,851,811
Sensata Technologies Holding plc (a)	148,353	5,523,182
Stericycle, Inc. (a)	71,497	4,002,402
WESCO International, Inc. (a)	78,229	2,746,620
		36,417,712
Information Technology — 7.0%
Avnet, Inc.	53,562	1,493,576
Check Point Software Technologies Ltd. (a)	53,082	5,702,599
Cognizant Technology Solutions Corp., Class A	67,498	3,835,236
Juniper Networks, Inc.	94,080	2,150,669
NXP Semiconductors NV	28,821	3,286,747
		16,468,827
Materials — 4.6%
Ashland Global Holdings, Inc.	76,863	5,311,233
RPM International, Inc.	24,483	1,837,694
W.R. Grace & Co.	70,268	3,570,317
		10,719,244
Real Estate — 7.5%
American Campus Communities, Inc. REIT	80,925	2,829,138
CubeSmart REIT	263,597	7,114,483

	Shares	Fair Value
Real Estate — 7.5% continued
Douglas Emmett, Inc.	117,784	$3,611,257
Jones Lang LaSalle, Inc.	15,674	1,621,632
Mid-America Apartment Communities, Inc. REIT	21,383	2,451,989
		17,628,499
Utilities — 3.8%
South Jersey Industries, Inc.	123,830	3,094,512
UGI Corp.	181,848	5,782,766
		8,877,278

Total Common Stocks
(Cost $233,657,552)		$217,719,637

Registered Investment Companies — 6.3%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	158,581	1,533,476
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (d)	13,090,681	13,090,681
State Street Navigator Securities Lending Portfolio I, 0.37% (d)(e)	41,013	41,013

Total Registered Investment Companies
(Cost $14,730,155)		$14,665,170

Total Investment Securities — 99.2%
(Cost $248,387,707)		$232,384,807

Other Assets in Excess of Liabilities — 0.8%		1,954,664

Net Assets — 100.0%		$234,339,471

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $532,175.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield rate as of June 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

plc — Public Limited Company

REIT — Real Estate Investment Trust

NV — Naamloze Vennootschap

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.5%
Communication Services — 11.3%
Alphabet, Inc., Class A (a)	118,983	$168,723,843
Charter Communications, Inc., Class A (a)(b)	233,859	119,277,444
Comcast Corp., Class A	2,608,773	101,689,972
Facebook, Inc., Class A (a)	588,625	133,659,079
Walt Disney Co. (The)	1,592,582	177,588,819
		700,939,157
Consumer Discretionary — 14.0%
Booking Holdings, Inc. (a)	75,140	119,648,428
BorgWarner, Inc. (b)	3,495,593	123,394,433
General Motors Co.	4,148,122	104,947,487
Hanesbrands, Inc. (b)	6,046,011	68,259,464
NVR, Inc. (a)	39,461	128,593,534
O’Reilly Automotive, Inc. (a)	170,188	71,763,174
TJX Cos., Inc. (The)	2,703,602	136,694,117
VF Corp.	1,883,060	114,753,676
		868,054,313
Consumer Staples — 14.0%
Archer-Daniels-Midland Co.	2,067,919	82,509,968
Kellogg Co. (b)	165,018	10,901,089
Kimberly-Clark Corp.	983,046	138,953,552
Mondelēz International, Inc., Class A	3,599,098	184,021,881
PepsiCo, Inc.	1,448,829	191,622,124
Philip Morris International, Inc.	995,353	69,734,431
Procter & Gamble Co. (The)	1,615,463	193,160,911
		870,903,956
Energy — 2.4%
Chevron Corp.	1,669,199	148,942,627

Financials — 24.3%
American International Group, Inc.	7,047,091	219,728,297
Berkshire Hathaway, Inc., Class B (a)	1,215,648	217,005,324
Charles Schwab Corp. (The)	4,249,493	143,377,894
Citigroup, Inc.	4,007,538	204,785,192
First Republic Bank	924,108	97,946,207
Hartford Financial Services Group, Inc. (The)	1,968,463	75,884,249

	Shares	Fair Value
Financials — 24.3% continued
JPMorgan Chase & Co.	833,251	$78,375,589
KKR & Co., Inc. (b)	5,322,996	164,374,116
Marsh & McLennan Cos., Inc.	864,914	92,865,816
MetLife, Inc.	3,339,931	121,974,280
Morgan Stanley (b)	1,973,223	95,306,671
		1,511,623,635
Health Care — 14.7%
Abbott Laboratories	3,124,445	285,668,006
Gilead Sciences, Inc.	1,251,798	96,313,338
Humana, Inc.	326,701	126,678,313
Medtronic plc	1,796,821	164,768,486
Pfizer, Inc.	4,325,038	141,428,743
Thermo Fisher Scientific, Inc.	270,792	98,118,773
		912,975,659
Industrials — 5.2%
Carrier Global Corp.	3,857,628	85,716,494
Honeywell International, Inc.	616,439	89,130,915
Parker-Hannifin Corp.	730,163	133,816,973
Roper Technologies, Inc.	40,355	15,668,232
		324,332,614
Information Technology — 7.8%
Cognizant Technology Solutions Corp., Class A	1,456,942	82,783,444
Fidelity National Information Services, Inc.	766,886	102,831,744
Microsoft Corp.	469,400	95,527,594
Texas Instruments, Inc.	885,408	112,420,254
Visa, Inc., Class A (b)	465,379	89,897,261
		483,460,297
Materials — 2.8%
Linde plc	491,071	104,161,070
Sherwin-Williams Co. (The)	124,587	71,992,598
		176,153,668
Real Estate — 1.0%
Public Storage REIT	327,337	62,812,697

Total Common Stocks
(Cost $4,919,099,298)		$6,060,198,623

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 5.0%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (c)	153,967,868	$153,967,868
State Street Navigator Securities Lending Portfolio I, 0.37% (c)(d)	155,153,658	155,153,658
Total Registered Investment Companies
(Cost $309,121,526)		$309,121,526

Total Investment Securities — 102.5%
(Cost $5,228,220,824)		$6,369,320,149

Liabilities in Excess of Other Assets — (2.5)%		(153,929,238)

Net Assets — 100.0%		$6,215,790,911

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $209,404,947.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill All Cap Select Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.6%
Communication Services — 6.3%
Alphabet, Inc., Class A (a)	4,082	$5,788,480
Facebook, Inc., Class A (a)	23,169	5,260,985
Walt Disney Co. (The)	39,130	4,363,386
		15,412,851
Consumer Discretionary — 16.5%
Booking Holdings, Inc. (a)	2,954	4,703,772
BorgWarner, Inc.	203,915	7,198,200
Hanesbrands, Inc.	1,072,099	12,103,998
Red Rock Resorts, Inc., Class A	416,764	4,546,895
Vail Resorts, Inc.	38,115	6,942,647
VF Corp.	78,530	4,785,618
		40,281,130
Consumer Staples — 12.7%
Archer-Daniels-Midland Co.	134,581	5,369,782
Cal-Maine Foods, Inc. (a)	252,783	11,243,788
Mondelēz International, Inc., Class A	149,358	7,636,675
Seaboard Corp.	2,299	6,744,852
		30,995,097
Financials — 32.2%
American International Group, Inc.	444,771	13,867,960
Bank OZK	284,560	6,678,623
Berkshire Hathaway, Inc., Class B (a)	78,407	13,996,434
Charles Schwab Corp. (The)	193,707	6,535,674
Citigroup, Inc.	130,514	6,669,265
KKR & Co., Inc.	320,284	9,890,370
MetLife, Inc.	161,943	5,914,158
Mr. Cooper Group, Inc. (a)	1,190,532	14,810,218
		78,362,702
Health Care — 2.1%
GlaxoSmithKline plc - ADR (b)	125,982	5,138,806

Industrials — 18.0%
Cimpress plc (a)(b)	52,663	4,020,293
Colfax Corp. (a)	288,799	8,057,492
Copa Holdings SA, Class A	66,608	3,367,701

10 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.6% continued
Industrials — 18.0% continued
Hub Group, Inc., Class A (a)	34,645	$1,658,110
Johnson Controls International plc	196,349	6,703,355
Kirby Corp. (a)	132,082	7,074,312
WESCO International, Inc. (a)	371,874	13,056,496
		43,937,759
Information Technology — 6.5%
Cognizant Technology Solutions Corp., Class A	132,451	7,525,866
Sanmina Corp. (a)	135,206	3,385,558
Visa, Inc., Class A	25,040	4,836,977
		15,748,401
Materials — 2.3%
Ashland Global Holdings, Inc.	80,661	5,573,675

Total Common Stocks
(Cost $225,927,491)		$235,450,421

Registered Investment Companies — 4.9%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (c)	9,104,388	9,104,388
State Street Navigator Securities Lending Portfolio I, 0.37% (c)(d)	2,808,515	2,808,515

Total Registered Investment Companies
(Cost $11,912,903)		$11,912,903

Total Investment Securities — 101.5%
(Cost $237,840,394)		$247,363,324

Liabilities in Excess of Other Assets — (1.5)%		(3,605,395)

Net Assets — 100.0%		$243,757,929

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $2,657,290.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

SA — Societe Anonyme

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.1%
Communication Services — 10.0%
Alphabet, Inc., Class A (a)(b)(c)	53,275	$75,546,614
Comcast Corp., Class A (a)	1,026,790	40,024,274
Facebook, Inc., Class A (a)(b)	257,895	58,560,218
Walt Disney Co. (The) (a)	370,224	41,283,678
		215,414,784
Consumer Discretionary — 8.8%
Advance Auto Parts, Inc. (a)	145,250	20,690,862
Booking Holdings, Inc. (a)(b)	25,175	40,087,160
BorgWarner, Inc. (a)	1,090,655	38,500,122
Hanesbrands, Inc. (a)(c)	2,531,475	28,580,353
TJX Cos., Inc. (The)	658,073	33,272,171
VF Corp. (a)	479,219	29,203,606
		190,334,274
Consumer Staples — 4.9%
Archer-Daniels-Midland Co. (a)	995,800	39,732,420
Constellation Brands, Inc., Class A (a)	183,154	32,042,792
Mondelēz International, Inc., Class A (a)	661,095	33,801,787
		105,576,999
Energy — 2.5%
Chevron Corp.	358,940	32,028,216
Cimarex Energy Co. (a)	756,844	20,805,642
		52,833,858
Financials — 26.1%
American International Group, Inc. (a)(c)	2,384,076	74,335,490
Bank OZK (a)	1,775,684	41,675,303
BankUnited, Inc.	1,088,713	22,046,438
Berkshire Hathaway, Inc., Class B (a)(b)(c)	379,955	67,825,767
Charles Schwab Corp. (The) (a)	1,369,145	46,194,952
Citigroup, Inc. (a)(c)	1,613,335	82,441,419
First Republic Bank (a)(c)	281,530	29,839,365
Hartford Financial Services Group, Inc. (The)	740,561	28,548,627
JPMorgan Chase & Co.	115,040	10,820,662

	Shares	Fair Value
Financials — 26.1% continued
KKR & Co., Inc.(a)	1,688,982	$52,155,764
MetLife, Inc. (a)(c)	1,181,739	43,157,108
Morgan Stanley (a)	671,253	32,421,520
SVB Financial Group (a)(b)(c)	149,514	32,224,752
		563,687,167
Health Care — 12.2%
Abbott Laboratories (a)	460,905	42,140,544
AbbVie, Inc. (a)	111,092	10,907,013
CVS Health Corp. (a)	487,264	31,657,542
Humana, Inc.	113,020	43,823,505
Medtronic plc (c)	522,484	47,911,783
Perrigo Co. plc (a)	862,030	47,644,398
Pfizer, Inc. (a)	1,216,965	39,794,755
		263,879,540
Industrials — 8.6%
Alaska Air Group, Inc. (a)	556,230	20,168,900
Johnson Controls International plc (a)(c)	1,842,644	62,907,866
Kirby Corp. (a)(b)	805,981	43,168,342
Parker-Hannifin Corp.	157,850	28,929,170
Sensata Technologies Holding plc (a)(b)	839,082	31,239,023
		186,413,301
Information Technology — 9.8%
Cognizant Technology Solutions Corp., Class A (a)	814,810	46,297,504
Fidelity National Information Services, Inc. (a)	298,201	39,985,772
Microsoft Corp. (c)	283,632	57,721,948
Texas Instruments, Inc. (a)	270,035	34,286,344
Visa, Inc., Class A (a)	175,945	33,987,296
		212,278,864
Materials — 5.2%
Ashland Global Holdings, Inc. (a)	478,038	33,032,426
Axalta Coating Systems Ltd. (a)(b)(c)	1,187,877	26,786,626
Sherwin-Williams Co. (The) (a)	36,583	21,139,487

12 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.1% continued
Materials — 5.2% continued
W.R. Grace & Co. (a)	627,155	$31,865,746
		112,824,285

Total Common Stocks
(Cost $1,547,698,064)		$1,903,243,072

Registered Investment Companies — 35.7%
Diamond Hill Short Duration Total Return Fund, Class Y (d)	4,387,930	42,431,284
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (e)	189,616,265	189,616,265
State Street Navigator Securities Lending Portfolio I, 0.37% (e)(f)	540,661,960	540,661,960

Total Registered Investment Companies
(Cost $774,337,184)		$772,709,509

Total Investment Securities — 123.8%
(Cost $2,322,035,248)		$2,675,952,581

Segregated Cash With Custodian — 29.2%		630,706,531

Investments Sold Short — (28.6)%
(Proceeds $621,846,744)		(618,543,415)

Liabilities in Excess of Other Assets — (24.4)%		(527,285,717)

Net Assets — 100.0%		$2,160,829,980

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $534,557,985.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of June 30, 2020.
(f)	This security was purchased with cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 28.6%
Communication Services — 0.9%
Cogent Communications Holdings, Inc.	252,220	$19,511,739

Consumer Discretionary — 6.7%
Asbury Automotive Group, Inc.	133,731	10,341,418
Best Buy Co., Inc.	174,929	15,266,054
Cheesecake Factory, Inc. (The)	288,843	6,620,282
Dick’s Sporting Goods, Inc.	605,296	24,974,513
Grand Canyon Education, Inc.	283,971	25,707,895
PulteGroup, Inc.	294,408	10,018,704
Tesla, Inc.	25,757	27,812,666
Whirlpool Corp.	175,638	22,750,390
		143,491,922
Consumer Staples — 4.1%
Boston Beer Co., Inc., Class A	52,950	28,415,618
Brown-Forman Corp., Class B	691,040	43,991,606
Walmart, Inc.	44,947	5,383,752
WD-40 Co.	57,685	11,438,936
		89,229,912
Financials — 4.9%
Bank of Hawaii Corp.	113,953	6,997,854
Blackstone Mortgage Trust, Inc., Class A	297,275	7,161,355
Commerce Bancshares, Inc.	644,469	38,326,571
eHealth, Inc.	124,195	12,200,917
FactSet Research Systems, Inc.	75,295	24,732,149
First Financial Bankshares, Inc.	586,260	16,937,051
		106,355,897
Health Care — 0.9%
Waters Corp.	104,490	18,849,996

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 13

Diamond Hill Long-Short Fund
Schedule of Investments
Sold Short (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 28.6% continued
Industrials — 5.0%
Cintas Corp.	63,470	$16,905,869
Hawaiian Holdings, Inc.	410,740	5,766,790
PACCAR, Inc.	389,732	29,171,440
Robert Half International, Inc.	392,145	20,717,020
W.W. Grainger, Inc.	96,568	30,337,803
Wabtec Corp.	101,150	5,823,206
		108,722,128
Information Technology — 4.8%
Akamai Technologies, Inc.	116,745	12,502,222
Badger Meter, Inc.	145,070	9,127,804
Blackbaud, Inc.	299,211	17,078,964
Cisco Systems, Inc.	353,578	16,490,878
j2 Global, Inc.	271,084	17,135,220
Oracle Corp.	434,255	24,001,274
Western Union Co. (The)	364,683	7,884,446
		104,220,808
Materials — 0.2%
Silgan Holdings, Inc.	160,410	5,195,680

Real Estate — 0.3%
VEREIT, Inc.	987,230	6,347,889

Utilities — 0.8%
Consolidated Edison, Inc.	43,324	3,116,295
Ormat Technologies, Inc.	212,650	13,501,149
		16,617,444

Total Investments Sold Short — 28.6%
(Proceeds $621,846,744)		$618,543,415

Percentages disclosed are based on total net assets of the Fund at June 30, 2020.

See accompanying Notes to Financial Statements.

Diamond Hill Research
Opportunities Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.8%
Communication Services — 16.9%
Alphabet, Inc., Class A (a)	1,470	$2,084,534
Charter Communications, Inc., Class A (a)(b)	890	453,936
Facebook, Inc., Class A (a)(b)(c)	7,947	1,804,525
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	19,980	633,566
Live Nation Entertainment, Inc. (a)(b)	6,135	271,965
Tencent Holdings Ltd.	11,300	724,079
Walt Disney Co. (The) (b)	3,646	406,565
Zynga, Inc., Class A (a)(c)	59,324	565,951
		6,945,121
Consumer Discretionary — 6.4%
Advance Auto Parts, Inc. (c)	1,025	146,011
EssilorLuxottica SA (a)	1,873	240,931
McDonald’s Corp. (b)	1,760	324,667
NVR, Inc. (a)(c)	170	553,988
O’Reilly Automotive, Inc. (a)	960	404,803
Red Rock Resorts, Inc., Class A (c)	36,300	396,033
Starbucks Corp. (b)	1,635	120,320
TJX Cos., Inc. (The)	4,347	219,784
Vail Resorts, Inc. (b)	1,200	218,580
		2,625,117
Consumer Staples — 3.9%
Cal-Maine Foods, Inc. (a)(b)	14,000	622,720
Constellation Brands, Inc., Class A (b)	400	69,980
Mondelēz International, Inc., Class A	4,125	210,911
Seaboard Corp.	240	704,117
		1,607,728
Energy — 1.2%
Chevron Corp.	1,268	113,144
Cimarex Energy Co. (b)	6,500	178,685
Noble Energy, Inc.	14,500	129,920
WPX Energy, Inc. (a)	14,851	94,749
		516,498

14 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.8% continued
Financials — 14.8%
Banco Bilbao Vizcaya Argentaria SA	28,347	$97,617
Bank of New York Mellon Corp. (The)	8,882	343,289
Bank OZK (b)(c)	32,695	767,352
BankUnited, Inc.	7,470	151,268
Cadence BanCorp	25,518	226,090
Charles Schwab Corp. (The) (c)	15,449	521,249
Credit Suisse Group AG (a)	4,661	48,496
Fairfax India Holdings Corp. (a)	13,412	112,527
First Republic Bank (b)	4,428	469,324
Julius Baer Group Ltd. (a)	838	35,193
Kasikornbank pcl - NVDR	33,900	102,921
Live Oak Bancshares, Inc. (c)	21,000	304,710
Morgan Stanley (b)	14,319	691,608
Mr. Cooper Group, Inc. (a)(c)	75,619	940,700
Northern Trust Corp.	5,603	444,542
SCOR SE (a)	1,000	27,624
Sterling Bancorp (b)	15,837	185,610
SVB Financial Group (a)(b)(c)	2,860	616,416
		6,086,536
Health Care — 15.7%
Boston Scientific Corp. (a)(b)	22,215	779,969
Humana, Inc.	2,380	922,845
Integer Holdings Corp. (a)	2,700	197,235
LivaNova plc (a)(b)(c)	10,300	495,739
McKesson Corp.	4,445	681,952
Medtronic plc (c)	3,850	353,045
Perrigo Co. plc	17,724	979,605
Pfizer, Inc.	26,410	863,607
Thermo Fisher Scientific, Inc.	3,277	1,187,388
		6,461,385
Industrials — 13.9%
Alaska Air Group, Inc.	1,568	56,856
Allegiant Travel Co. (b)	590	64,434
Astronics Corp. (a)(c)	40,000	422,400
Carrier Global Corp.	9,764	216,956
Colfax Corp. (a)(b)	23,456	654,422

	Shares	Fair Value
Industrials — 13.9% continued
Copa Holdings SA, Class A (b)	8,306	$419,951
Fastenal Co. (b)	7,200	308,448
Honeywell International, Inc. (b)	1,733	250,574
Howden Joinery Group plc (d)	40,500	277,266
IAA, Inc. (a)	7,785	300,267
Johnson Controls International plc	5,436	185,585
Sensata Technologies Holding plc (a)	25,526	950,333
SPX FLOW, Inc. (a)(b)	4,228	158,296
Stericycle, Inc. (a)(b)	19,630	1,098,887
Textron, Inc.	3,087	101,593
Welbilt, Inc. (a)(b)	16,203	98,676
WESCO International, Inc. (a)	4,363	153,185
		5,718,129
Information Technology — 18.2%
Avnet, Inc.	5,521	153,953
Cognizant Technology Solutions Corp., Class A (b)(c)	20,771	1,180,208
Fidelity National Information Services, Inc. (c)	5,330	714,700
Fiserv, Inc. (a)(c)	4,938	482,048
Microsoft Corp. (c)	4,565	929,023
NXP Semiconductors NV	2,190	249,748
Sanmina Corp. (a)(c)	22,768	570,111
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,783	214,761
TE Connectivity Ltd.	4,706	383,774
Texas Instruments, Inc. (b)	6,191	786,071
Visa, Inc., Class A (b)	4,102	792,383
WNS Holdings Ltd. - ADR (a)	18,932	1,040,881
		7,497,661
Materials — 5.3%
Ashland Global Holdings, Inc. (b)(c)	16,596	1,146,784
Linde plc (b)	2,505	531,336
Sherwin-Williams Co. (The) (c)	838	484,238
		2,162,358

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 15

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.8% continued
Real Estate — 3.1%
Agree Realty Corp.	2,235	$146,862
American Campus Communities, Inc. REIT (b)	2,600	90,896
CubeSmart REIT	6,176	166,690
Douglas Emmett, Inc.	4,870	149,314
Essex Property Trust, Inc. REIT	615	140,940
iStar, Inc. REIT	14,750	181,720
JBG SMITH Properties	3,115	92,111
Mid-America Apartment Communities, Inc. REIT	1,205	138,177
Public Storage REIT (b)	816	156,582
		1,263,292
Utilities — 0.4%
UGI Corp.	5,391	171,434

Total Common Stocks
(Cost $37,349,172)		$41,055,259

Registered Investment Companies — 40.3%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (d)	4,858,324	4,858,324
State Street Navigator Securities Lending Portfolio I, 0.37% (d)(e)	11,724,651	11,724,651

Total Registered Investment Companies
(Cost $16,582,975)		$16,582,975

Total Investment Securities — 140.1%
(Cost $53,932,147)		$57,638,234

Segregated Cash With Custodian — 6.4%		2,651,701

Investments Sold Short — (17.9)%
(Proceeds $6,830,622)		(7,381,717)

Liabilities in Excess of Other Assets — (28.6)%		(11,769,409)

Net Assets — 100.0%		$41,138,809

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $11,610,983.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of June 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

NVDR — Non-Voting Depositary Receipt

pcl— Public Company Limited

plc — Public Limited Company

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SE — Societe Europaea

See accompanying Notes to Financial Statements.

16 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 17.9%
Communication Services — 0.6%
Cogent Communications Holdings, Inc.	2,930	$226,665
Omnicom Group, Inc.	666	36,364
		263,029
Consumer Discretionary — 5.5%
Asbury Automotive Group, Inc.	925	71,530
Best Buy Co., Inc.	2,062	179,951
Cheesecake Factory, Inc. (The)	634	14,531
Dick’s Sporting Goods, Inc.	4,075	168,134
Grand Canyon Education, Inc.	2,696	244,069
lululemon athletica, inc.	610	190,326
PulteGroup, Inc.	7,860	267,476
Tesla, Inc.	949	1,024,740
Whirlpool Corp.	737	95,464
		2,256,221
Consumer Staples — 0.9%
Boston Beer Co., Inc., Class A	336	180,314
Brown-Forman Corp., Class B	2,230	141,962
Walmart, Inc.	365	43,720
		365,996
Financials — 3.8%
Bank of Hawaii Corp.	1,325	81,368
Blackstone Mortgage Trust, Inc., Class A	3,935	94,794
Cincinnati Financial Corp.	1,335	85,480
Commerce Bancshares, Inc.	4,407	262,084
FactSet Research Systems, Inc.	307	100,840
First Financial Bankshares, Inc.	13,658	394,580
Northwest Bancshares, Inc.	6,620	67,689
Starwood Property Trust, Inc.	10,658	159,444
Westamerica Bancorp.	5,295	304,039
		1,550,318

	Shares	Fair Value
Health Care — 1.8%
Align Technology, Inc.	700	$192,108
HealthEquity, Inc.	4,200	246,414
Henry Schein, Inc.	1,800	105,102
Waters Corp.	1,200	216,480
		760,104
Industrials — 0.6%
AAON, Inc.	455	24,702
Boeing Co. (The)	181	33,177
Cintas Corp.	74	19,711
Hawaiian Holdings, Inc.	1,550	21,762
Lennox International, Inc.	120	27,959
Robert Half International, Inc.	1,023	54,045
Spirit Airlines, Inc.	1,950	34,710
W.W. Grainger, Inc.	132	41,469
		257,535
Information Technology — 3.9%
Amkor Technology, Inc.	8,074	99,391
Badger Meter, Inc.	786	49,455
Blackbaud, Inc.	4,671	266,621
Cisco Systems, Inc.	8,112	378,344
j2 Global, Inc.	300	18,963
Oracle Corp.	8,263	456,696
Western Union Co. (The)	14,971	323,673
		1,593,143
Real Estate — 0.6%
EastGroup Properties, Inc.	1,411	167,359
VEREIT, Inc.	13,075	84,072
		251,431
Utilities — 0.2%
Consolidated Edison, Inc.	580	41,719
Ormat Technologies, Inc.	665	42,221
		83,940

Total Investments Sold Short — 17.9%
(Proceeds $6,830,622)		$7,381,717

Percentages disclosed are based on total net assets of the Fund at June 30, 2020.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 17

Diamond Hill Global Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.0%
Belgium — 2.8%
Anheuser-Busch InBev SA/NV	9,039	$445,679

Canada — 1.5%
Rogers Communications, Inc., Class B	5,691	228,721

France — 7.3%
EssilorLuxottica SA (a)	3,710	477,232
Safran SA (a)	1,794	180,496
SCOR SE (a)	18,421	508,857
		1,166,585
Germany — 2.2%
Fuchs Petrolub SE	10,564	355,829

Israel — 2.9%
Check Point Software Technologies Ltd. (a)(b)	4,342	466,461

Japan — 1.8%
Seven & i Holdings Co. Ltd.	8,600	281,331

Netherlands — 2.0%
Unilever NV	5,865	312,770

South Korea — 3.0%
Samsung Electronics Co. Ltd.	10,685	474,234

Switzerland — 3.7%
Julius Baer Group Ltd. (a)	14,012	588,458

Thailand — 1.3%
Kasikornbank pcl - NVDR	70,000	212,521

United Kingdom — 9.6%
Ashmore Group plc	59,642	307,955
BT Group plc	257,311	363,896
Diageo plc	11,854	393,989
Howden Joinery Group plc	67,049	459,022
		1,524,862

	Shares	Fair Value
United States — 58.9%
Alphabet, Inc., Class C (a)	288	$407,120
American International Group, Inc.	26,093	813,580
Archer-Daniels-Midland Co.	6,335	252,766
Berkshire Hathaway, Inc., Class B (a)	4,126	736,532
Booking Holdings, Inc. (a)	165	262,736
BorgWarner, Inc.	16,416	579,485
Charles Schwab Corp. (The)	10,370	349,884
Cimpress plc (a)	3,238	247,189
Citigroup, Inc.	5,557	283,963
Cognizant Technology Solutions Corp., Class A	6,433	365,523
Copa Holdings SA, Class A	4,392	222,060
Facebook, Inc., Class A (a)	1,610	365,583
Hanesbrands, Inc. (b)	50,518	570,348
Hub Group, Inc., Class A (a)	3,274	156,694
Johnson Controls International plc	9,762	333,275
Kirby Corp. (a)	7,690	411,876
KKR & Co., Inc.	20,312	627,235
MetLife, Inc.	9,498	346,867
Mondelēz International, Inc., Class A	6,026	308,109
Red Rock Resorts, Inc., Class A	24,357	265,735
Sanmina Corp. (a)	8,736	218,749
Seaboard Corp.	125	366,727
Vail Resorts, Inc.	2,173	395,812
Visa, Inc., Class A	1,190	229,872
Walt Disney Co. (The)	2,233	249,002
		9,366,722

Total Common Stocks
(Cost $16,767,456)		$15,424,173

18 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Global Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Par Value	Fair Value
Registered Investment Companies — 6.3%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (c)	534,942	$534,942
State Street Navigator Securities Lending Portfolio I, 0.37% (c)(d)	471,107	471,107

Total Registered Investment Companies
(Cost $1,006,049)		$1,006,049

Total Investments at Value — 103.3%
(Cost $17,773,505)		$16,430,222

Liabilities in Excess of Other Assets — (3.3)%		(522,828)

Net Assets — 100.0%		$15,907,394

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $826,522.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

NV — Naamloze Vennootschap

NVDR — Non-Voting Depositary Receipt

pcl — Public Company Limited

plc — Public Limited Company

SA — Societe Anonyme

SE — Societe Europaea

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.6%
Belgium — 5.6%
Anheuser-Busch InBev SA/NV	10,399	$512,735
Shurgard Self Storage SA	4,750	178,862
		691,597
Canada — 4.3%
Fairfax Financial Holdings Ltd.	991	306,174
Rogers Communications, Inc., Class B	5,524	222,010
		528,184
China — 4.4%
Baidu, Inc. - ADR (a)	1,384	165,928
Tencent Holdings Ltd.	6,000	384,467
		550,395
France — 10.0%
EssilorLuxottica SA (a)	1,928	248,006
LVMH Moet Hennessy Louis Vuitton SE	354	156,320
Safran SA (a)	2,956	297,407
SCOR SE (a)	9,958	275,077
Vivendi SA	10,360	267,752
		1,244,562
Germany — 2.6%
Beiersdorf AG	1,398	159,004
Fuchs Petrolub SE	4,705	158,480
		317,484
India — 3.8%
HDFC Bank Ltd. - ADR	7,166	325,766
WNS Holdings Ltd. - ADR (a)	2,735	150,370
		476,136
Israel — 3.4%
Check Point Software Technologies Ltd. (a)(b)	3,919	421,018

Japan — 7.8%
Astellas Pharma, Inc.	15,600	260,508
Kao Corp.	800	63,485
KDDI Corp.	11,400	340,137
Seven & i Holdings Co. Ltd.	9,400	307,501
		971,631

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 19

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.6% continued
Mexico — 1.9%
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	20,449	$229,069

Netherlands — 4.4%
Unilever NV	10,206	544,269

South Korea — 2.8%
Samsung Electronics Co. Ltd.	7,936	352,224

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	31,443	108,279

Switzerland — 11.4%
Compagnie Financiere Richemont SA	4,160	268,316
Julius Baer Group Ltd. (a)	9,069	380,868
Novartis AG - ADR	3,441	300,537
Roche Holding AG	851	294,822
Swatch Group AG (The) (b)	875	175,619
		1,420,162
Taiwan Province of China — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,814	216,521

Thailand — 2.2%
Kasikornbank pcl - NVDR	89,300	271,116

United Kingdom — 20.6%
Ashmore Group plc	48,535	250,605
B&M European Value Retail SA	20,701	101,897
Beazley plc	54,407	275,820
BT Group plc	256,738	363,086
Bunzl plc	7,611	204,147
Diageo plc	13,382	444,775
GlaxoSmithKline plc	21,199	428,207
Howden Joinery Group plc	42,472	290,766
Tesco plc	69,889	196,571
		2,555,874
United States — 10.8%
Alphabet, Inc., Class A (a)	236	334,660
Copa Holdings SA, Class A	4,745	239,907

	Shares	Fair Value
United States — 10.8% continued
Facebook, Inc., Class A (a)	1,025	$232,747
LivaNova plc (a)	2,938	141,406
Walt Disney Co. (The)	3,562	397,199
		1,345,919

Total Common Stocks
(Cost $13,138,891)		$12,244,440

Registered Investment Companies — 4.4%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (c)	125,946	125,946
State Street Navigator Securities Lending Portfolio I, 0.37% (c)(d)	425,212	425,212

Total Registered Investment Companies
(Cost $551,158)		$551,158

Total Investments at Value — 103.0%
(Cost $13,690,049)		$12,795,598

Liabilities in Excess of Other Assets — (3.0)%		(376,601)

Net Assets — 100.0%		$12,418,997

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $592,102.
(c)	The rate shown is the 7-day effective yield as of June 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

pcl — Public Company Limited

SA — Societe Anonyme

AG — Aktiengesellschaft

NVDR — Non-Voting Depositary Receipt

SE — Societe Europaea

NV — Naamloze Vennootschap

SAB de CV— Societe Anonima Bursatil de Capital Variable

See accompanying Notes to Financial Statements.

20 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 1.8%
Banking — 0.4%
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	2.101%	04/26/22	$450,000	$452,105
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	2.219%	01/15/23	400,000	402,196
Mizuho Financial Group	2.273%	09/13/21	500,000	510,016
PNC Bank NA	1.743%	02/24/23	420,000	427,032
Toronto-Dominion Bank (The) (3MO LIBOR + 43) (a)	0.745%	06/11/21	1,000,000	1,002,781
Toronto-Dominion Bank (The) (SOFRRATE + 48) (a)	0.560%	01/27/23	375,000	372,585
				3,166,715
Capital Goods — 0.0% (b)
Welbilt, Inc. (c)	9.500%	02/15/24	100,000	95,500

Communications — 0.0% (b)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	498,803

Consumer Cyclical — 0.3%
CCM Merger, Inc. (d)	6.000%	03/15/22	200,000	198,000
Daimler Finance LLC (c)(d)	1.750%	03/10/23	1,900,000	1,913,748
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	252,425
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	25,288
				2,389,461
Energy — 0.3%
Diamondback Energy, Inc.	5.375%	05/31/25	767,000	789,529
Energy Transfer Operating LP (c)	4.500%	04/15/24	925,000	1,002,800
Welltec A/S (d)	9.500%	12/01/22	200,000	180,000
WPX Energy, Inc.	5.250%	09/15/24	1,000,000	985,000
				2,957,329
Insurance — 0.4%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,448,063
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(d)	0.795%	06/11/21	950,000	952,461
Jackson National Life Global Funding (d)	2.100%	10/25/21	200,000	203,906

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 0.4% continued
Met Life Global Funding I (d)	1.950%	01/13/23	$450,000	$465,745
Principal Life Global Funding II (d)	2.375%	11/21/21	400,000	409,116
				3,479,291
Technology — 0.1%
Dell International LLC (d)	4.000%	07/15/24	500,000	538,977

Transportation — 0.3%
Alaska Airlines, Series 2020-1B, Class A (d)	4.800%	08/15/27	500,000	501,300
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,664,000	1,567,170
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	130,005	105,003
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	74,214	70,562
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	106,964	90,997
				2,335,032

Total Corporate Credit
(Cost $15,338,751)				$15,461,108

Securitized — 88.0%
ABS-Other — 13.6%
Access Point Financial, Inc., Series 2017-A, Class B (d)	3.970%	04/15/29	612,031	614,525
Access Point Financial, Inc., Series 2017-A, Class C (d)	5.820%	04/15/29	4,750,000	4,850,789
Access Point Financial, Inc., Series 2017-A, Class D (d)	6.000%	04/15/29	5,000,000	5,114,128
BXG Receivables Note Trust, Series 2012-A, Class B (d)	3.990%	12/02/27	219,347	217,017

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
ABS-Other — 13.6% continued
Credibly Asset Securitization LLC, Pool #FN 252409, Series 2018-1A, Class A (d)	4.800%	11/15/23	$8,500,000	$8,260,092
Diamond Resorts Owner Trust, Series 2019-1A, Class B (d)	3.530%	02/20/32	888,951	852,412
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (d)	4.230%	09/25/24	5,000,000	4,735,937
FMC GMSR Issuer Trust, Series 2019-GT1, Class A (d)	5.070%	05/25/26	600,000	588,103
FORA Financial Asset Securitization LLC, Series 2019-1, Class A (d)	4.018%	10/15/24	1,872,356	1,789,192
FORA Financial Asset Securitization LLC, Series 2019-1, Class C (d)(e)	6.269%	10/15/24	835,000	501,000
Gold Key Resorts LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	98,875	98,867
Helios Issuer LLC, Series 2020-AA, Class A (d)	2.980%	06/20/47	2,100,000	2,113,917
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	216,867	218,838
Hero Funding Trust, Series 2016-1R, Class A1 (d)	4.500%	09/21/42	276,999	277,409
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	708,184	724,697
Kabbage Funding LLC, Series 2019-1, Class A (d)	3.825%	03/15/24	4,204,537	4,150,413
Kabbage Funding LLC, Series 2019-1, Class C (d)(e)	4.611%	03/15/24	2,400,000	1,920,000
Kabbage Funding LLC, Series 2019-1, Class D (d)(e)	5.688%	03/15/24	1,550,000	930,000
Kabbage Funding, LLC, Series 2019-1, Class B (a)(d)	4.071%	03/15/24	1,000,000	850,250

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 13.6% continued
Mosaic Solar Loans LLC, Series 2017-2A, Class B (d)	4.770%	06/22/43	$760,899	$778,157
Mosaic Solar Loans LLC, Series 2017-2A, Class D (PO) (d)	0.000%	06/22/43	2,074,858	1,874,464
Mosaic Solar Loans LLC, Series 2020-1A, Class A (d)	2.100%	04/20/46	3,000,000	3,017,457
Mosaic Solar Loans LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	2,400,000	2,417,138
Nationstar HECM Loan Trust, Series 2019-1A, Class A (d)	2.651%	06/25/29	638,833	641,279
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(d)	3.184%	02/25/44	3,210,704	2,901,324
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(d)	2.350%	12/25/44	3,442,963	3,400,416
NFAS LLC, Series 2019-1, Class A (d)	4.172%	08/15/24	1,711,293	1,659,985
Octane Receivables Trust, Series 2019-1A, Class A (d)	3.160%	09/20/23	3,137,487	3,127,047
Ocwen Master Advance Receivables, Series 2019-T1, Class DT1 (d)	3.107%	08/15/50	1,350,000	1,346,772
Ocwen Master Advance Receivables, Series 2019-T1, Class ET1 (d)	4.436%	08/15/50	1,250,000	1,247,015
Ocwen Master Advance Receivables, Series 2019-T2, Class ET2 (d)	4.322%	08/15/51	1,700,000	1,696,421
OnDeck Asset Securitization Trust, Series 2018-1, Class A (d)	3.500%	04/18/22	523,553	519,249
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (d)(e)	4.020%	04/18/22	1,400,000	1,330,000

22 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
ABS-Other — 13.6% continued
OnDeck Asset Securitization Trust, Series 2019-1A, Class D (d)(e)	4.020%	11/18/24	$5,650,000	$4,520,000
OnDeck Asset Securitization Trust, Series 2019-1A, Class E (d)(e)	5.150%	11/18/24	3,950,000	2,370,000
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(d)	3.018%	02/25/23	7,000,000	6,860,509
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(d)	2.818%	08/25/23	5,000,000	4,773,210
Renew Financial LLC, Series 2017-1A, Class B (a)(d)	5.750%	09/20/52	900,250	927,568
SFS Asset Securitization LLC, Series 2019-1, Class A (d)	4.238%	06/10/25	4,250,000	4,238,397
SFS Asset Securitization LLC, Series 2019-1, Class B (d)	5.023%	06/10/25	2,000,000	1,607,515
SFS Asset Securitization LLC, Series 2019-1, Class C (d)(e)	6.390%	06/10/25	746,000	522,200
Small Business Lending Trust, Series 2019-A, Class A (d)	2.850%	07/15/26	1,240,752	1,203,436
Small Business Lending Trust, Series 2019-A, Class C (d)(e)	4.310%	07/15/26	4,700,000	3,112,459
Small Business Lending Trust, Series 2019-A, Class D (d)(e)	6.300%	07/15/26	5,000,000	2,730,348
Small Business Lending Trust, Series 2020-A, Class A (d)	2.620%	12/15/26	4,759,547	4,589,871
Small Business Lending Trust, Series 2020-A, Class B (d)(e)	3.200%	12/15/26	1,800,000	1,308,862

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 13.6% continued
Small Business Lending Trust, Series 2020-A, Class C (d)(e)	5.010%	12/15/26	$5,950,000	$3,507,220
TES LLC, Series 2017-1A, Class A (d)	4.330%	10/20/47	4,329,173	4,281,397
TES LLC, Series 2017-1A, Class B (d)	7.740%	10/20/47	2,000,000	1,771,310
Westgate Resorts, Series 2018-1A, Class B (d)	3.580%	12/20/31	1,075,207	1,035,547
Westgate Resorts, Series 2018-1A, Class C (d)	4.100%	12/20/31	2,565,835	2,443,275
				116,567,434
Agency CMBS — 0.0% (b)
FNMA, Pool #FN AE0834 (a)	3.711%	01/01/21	34,997	35,368

Agency MBS CMO — 1.5%
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (a)	0.635%	05/15/35	444,460	444,796
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (a)	0.585%	03/15/36	474,303	474,630
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.285%	11/15/37	850,342	862,691
FHLMC, Series 4085, Class FB (1MO LIBOR+40) (a)	0.585%	01/15/39	408,658	409,116
FHLMC, Series 4095, Class FB (1MO LIBOR +40) (a)	0.585%	04/15/39	173,286	173,486
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (a)	0.635%	01/15/41	350,258	350,421
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.685%	07/15/41	384,317	385,395

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Agency MBS CMO — 1.5% continued
FHLMC, Series 4314, Class PF (1MO LIBOR + 40) (a)	0.585%	07/15/43	$329,483	$329,237
FHLMC, Series 4972, Class ZC	2.500%	05/25/50	2,442,785	2,432,682
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.835%	07/25/36	948,428	953,507
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.565%	11/25/36	378,973	380,182
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (a)	0.685%	12/25/40	395,815	396,442
FNMA, Series 2011-86, Class KF (1MO LIBOR +55) (a)	0.735%	09/25/41	570,040	573,960
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.584%	02/25/42	266,724	266,892
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (a)	0.704%	04/25/42	239,155	239,989
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (a)	0.490%	04/20/37	619,265	616,575
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (a)	0.690%	02/20/38	498,830	500,106
GNMA, Series 2013-124, Class ST (-1.333*1MO LIBOR + 880) (a)	8.547%	08/20/39	529,614	544,160
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (a)	0.490%	12/20/42	278,156	276,958
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (a)	0.818%	10/20/62	674,143	673,724
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (a)	0.833%	10/20/62	609,115	609,010

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 1.5% continued
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (a)	0.503%	06/20/63	$30,421	$30,384
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	120,742	121,222
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (a)	0.523%	04/20/67	984,904	983,393
				13,028,958
Agency MBS CMO Derivatives — 0.7%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	495,094	8,103
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	288,937	2,649
FHLMC, Series 3946, Class SB (IO) (-1*1MO LIBOR + 675) (a)	6.565%	10/15/26	253,854	29,223
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.415%	05/15/36	923,699	192,799
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	5,302,810	154,169
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	484,164	22,706
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	4,153,445	355,702
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	366,301	350,607
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	851,865	197,037
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	9,976,693	442,232
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.365%	05/25/40	881,489	151,093
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	369,075	22,130
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	993,755	104,571
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,447,360	221,947

24 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Agency MBS CMO Derivatives — 0.7% continued
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	$6,439,781	$432,391
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	3,308,815	144,622
GNMA, Series 2010-H01, Class CI (IO) (a)	2.608%	01/20/60	1,456,965	145,284
GNMA, Series 2012-H02, Class AI (IO) (a)	1.904%	01/20/62	2,162,506	98,280
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.473%	05/20/63	34,956,928	558,821
GNMA, Series 2016-H20, Class GI (IO) (a)	0.276%	08/20/66	36,643,486	377,886
GNMA, Series 2017-H11, Class PI (IO) (a)	2.843%	04/20/67	5,326,412	102,985
GNMA, Series 2017-H22, Class ID (IO) (a)	2.768%	11/20/67	836,773	35,204
GNMA, Series 2018-H08, Class NI (IO) (a)	0.699%	05/20/68	19,023,152	506,214
GNMA, Series 2019-H04, Class IO (IO) (a)	1.445%	03/20/69	33,669,639	1,305,614
				5,962,269
Agency MBS Passthrough — 0.3%
FHLMC, Pool #FG G60257	5.500%	06/01/41	762,244	875,238
FHLMC, Pool #RE-6020	3.500%	12/01/49	1,518,689	1,566,541
				2,441,779
Auto Loan — 14.8%
ACC Trust, Series 2019-1, Class A (d)	3.750%	05/20/22	520,686	524,505
ACC Trust, Series 2019-2, Class A (d)	2.820%	02/21/23	2,084,204	2,085,165
American Credit Acceptance Receivables Trust, Series 2020-2, Class C (d)	3.880%	04/13/26	1,500,000	1,568,556

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 14.8% continued
American Credit Acceptance Receivables Trust, Series 2019-3, Class F (d)	5.420%	05/12/26	$1,000,000	$920,291
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (d)	2.990%	07/15/24	980,566	991,850
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,473,288
Bank of the West Auto Trust, Series 2017-1, Class B (d)	2.620%	11/15/23	400,000	409,290
CarNow Auto Receivables Trust, Series 2018-1A, Class A (d)	3.610%	10/15/21	52,523	52,512
CarNow Auto Receivables Trust, Series 2017-1A, Class C (d)	5.750%	10/16/23	4,000,000	4,024,766
Carvana Auto Receivable Trust, Series 2019-3A, Class D (d)	3.040%	04/15/25	2,190,000	2,207,456
CIG Auto Receivables Trust, Series 2017-1A, Class C (d)	5.330%	12/16/24	1,600,000	1,604,007
CIG Auto Receivables Trust, Series 2019-1, Class D (d)	4.850%	05/15/26	1,000,000	999,229
CPS Auto Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	850,000	872,054
CPS Auto Trust, Series 2020-B, Class C (d)	3.300%	04/15/26	1,650,000	1,692,834
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	4,500,000	4,492,799
Drive Auto Receivables Trust, Series 2020-2, Class D	3.050%	05/15/28	1,500,000	1,521,274
DT Auto Owner Trust, Series 2020-2A, Class E (d)	4.730%	03/16/26	500,000	530,389

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Auto Loan — 14.8% continued
DT Auto Owner Trust, Series 2020-2A, Class E (d)	7.170%	06/15/27	$1,250,000	$1,308,553
Exeter Automobile Receivables Trust, Series 2016-3A, Class D (d)	6.400%	07/17/23	3,750,000	3,814,453
Exeter Automobile Receivables Trust, Series 2020-2A, Class D (d)	4.730%	04/15/26	500,000	530,574
Exeter Automobile Receivables Trust, Series 2020-2A, Class E (d)	7.190%	09/15/27	2,000,000	2,124,789
Foursight Capital Automobile Receivables, Series 2020-1, Class C (d)	2.410%	08/15/25	4,400,000	4,335,626
Foursight Capital Automobile Receivables, Series 2020-1, Class E (d)	3.490%	04/15/26	1,300,000	1,148,633
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (d)	5.800%	04/10/31	8,000,000	7,639,216
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (d)	4.170%	05/10/32	700,000	665,025
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (d)	5.550%	05/10/32	4,888,000	4,642,642
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (d)	4.620%	01/10/33	3,400,000	3,225,961
Navistar Financial Dealer Note Master Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(d)	1.735%	09/25/23	2,191,000	2,171,880
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(d)	1.635%	05/28/24	1,200,000	1,188,162
NextGear Floorplan Master Owner Trust, Series 2019-2, Class A1 (1MO LIBOR + 70) (a)(d)	0.885%	10/15/24	1,500,000	1,437,941

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 14.8% continued
NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A1 (1MO LIBOR +80) (a)(d)	0.985%	02/18/25	$7,000,000	$6,676,755
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (d)	4.740%	11/14/25	3,050,000	3,069,351
OSCAR US Funding Trust, Series 2019-2A, Class A4 (d)	2.680%	09/10/26	5,270,000	5,389,088
Skopos Auto Receivables Trust, Series 2018-1A, Class C (a)(d)	4.770%	04/17/23	3,000,000	2,974,014
Skopos Auto Receivables Trust, Series 2019-1A, Class B (d)	3.430%	09/15/23	6,000,000	5,931,602
Skopos Auto Receivables Trust, Series 2019-1A, Class D (d)	5.240%	04/15/25	680,000	609,228
Tesla Auto Lease Trust, Series 2018-B, Class D (d)	5.290%	11/22/21	5,250,000	5,373,014
Tesla Auto Lease Trust, Series 2018-B, Class E (d)	7.870%	06/20/22	2,000,000	2,074,943
Tesla Auto Lease Trust, Series 2019-A, Class E (d)	5.480%	05/22/23	2,580,000	2,639,096
United Auto Credit Securitization Trust, Series 2020-1, Class D (d)	2.880%	02/10/25	7,800,000	7,798,440
United Auto Credit Securitization Trust, Series 2020-1, Class E (d)	5.190%	02/10/25	2,500,000	2,499,600
Veros Auto Receivables Trust, Series 2018-1, Class A (d)	3.630%	05/15/23	26,277	26,291
Veros Auto Receivables Trust, Series 2020-1, Class A (d)	1.670%	09/15/23	3,757,382	3,752,609
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	5,000,000	4,986,799

26 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Auto Loan — 14.8% continued
Westlake Auto Receivables Trust, Series 2019-3, Class D (d)	2.720%	11/15/24	$1,750,000	$1,754,431
Westlake Auto Receivables Trust, Series 2020-2A, Class C (d)	2.010%	07/15/25	5,000,000	5,008,842
Westlake Auto Receivables Trust, Series 2020-2A, Class D (d)	2.760%	01/15/26	5,000,000	5,020,283
				126,788,106
Consumer — 22.3%
Avant Loans Funding Trust, Series 2019-A, Class A (d)	3.480%	07/15/22	1,178,437	1,180,235
Avant Loans Funding Trust, Series 2020-REV1, Class A (d)	2.170%	05/15/29	4,800,000	4,745,860
Consumer Lending Receivables Trust, Series 2019-A, Class A (d)	3.520%	04/15/26	583,392	583,472
Consumer Lending Receivables Trust, Series 2019-A, Class CERT (d)(e)	0.000%	04/15/26	150,000	1,845,360
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (d)	5.020%	09/15/23	3,059,782	3,030,082
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (a)(d)	4.740%	05/15/24	101,122	100,857
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	4,756,297
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class C (d)	4.700%	12/15/26	1,565,000	1,397,559
Freedom Financial, Series 2018-1, Class A (d)	3.610%	07/18/24	584,592	582,692

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 22.3% continued
Freedom Financial, Series 2018-1, Class B (d)	4.560%	07/18/24	$5,400,000	$5,279,608
Freedom Financial, Series 2018-2, Class A (d)	3.990%	10/20/25	1,064,377	1,063,961
Freedom Financial, Series 2018-2, Class C (d)	5.880%	10/20/25	3,000,000	2,873,510
Freedom Financial, Series 2019-1, Class A (d)	3.420%	06/18/26	514,498	515,451
Freedom Financial, Series 2019-1, Class B (d)	3.870%	06/18/26	3,800,000	3,775,221
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	4,500,000	4,091,506
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	4,000,000	3,780,558
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	5,250,000	4,615,624
Freedom Financial, Series 2020-2CP, Class A (d)	4.520%	06/18/27	4,031,038	4,067,593
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (d)	3.107%	02/10/26	3,725,000	3,579,338
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (d)	3.154%	08/15/25	2,792,004	2,786,276
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (d)	3.613%	08/15/25	1,676,000	1,645,725
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (d)	4.504%	08/15/25	2,000,000	1,878,940
LendingPoint Asset Securitization Trust, Series 2019-2, Class A (d)	3.071%	11/10/25	3,457,465	3,466,736
LendingPoint Asset Securitization Trust, Series 2019-2, Class B (d)	3.725%	11/10/25	2,000,000	1,951,440
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (d)	4.660%	11/10/25	3,700,000	3,431,956

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Consumer — 22.3% continued
LL ABS Trust, Series 2019-1A, Class A (d)	2.870%	03/15/27	$2,293,954	$2,305,154
LL ABS Trust, Series 2019-1A, Class B (d)	3.520%	03/15/27	5,550,000	5,421,854
LL ABS Trust, Series 2019-1A, Class C (d)	5.070%	03/15/27	4,500,000	4,207,485
Mariner Finance Issuance Trust, Series 2018-AA, Class C (d)	5.110%	11/20/30	2,750,000	2,676,556
Mariner Finance Issuance Trust, Series 2018-AA, Class D (d)(e)	6.570%	11/20/30	4,725,000	4,510,220
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,011,486
Marlette Funding Trust, Series 2018-1A, Class C (d)	3.690%	03/15/28	795,961	793,218
Marlette Funding Trust, Series 2019-4A, Class B (d)	2.950%	12/17/29	760,000	702,474
Marlette Funding Trust, Series 2020-1A, Class C (d)	2.800%	03/15/30	1,525,000	1,418,166
Marlette Funding Trust, Series 2020-1A, Class D (d)	3.540%	03/15/30	1,000,000	904,213
Oportun Funding LLC, Series 2018-C, Class B (d)	4.590%	10/08/24	3,000,000	2,887,369
Oportun Funding LLC, Series 2018-C, Class D (d)	6.790%	10/08/24	3,972,000	3,310,348
Oportun Funding LLC, Series 2018-D, Class B (d)	4.830%	12/09/24	2,900,000	2,793,048
Oportun Funding LLC, Series 2018-D, Class D (d)	7.170%	12/09/24	4,000,000	3,483,912
Oportun Funding VII LLC, Series 2017-B, Class B (d)	4.260%	10/10/23	5,500,000	5,365,250
Oportun Funding VII LLC, Series 2018-A, Class A (d)	4.450%	03/08/24	4,600,000	4,473,931

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 22.3% continued
Prosper Marketplace Issuance Trust, Series 2019-1A, Class A (d)	3.540%	04/15/25	$150,102	$150,100
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (d)	4.030%	04/15/25	1,750,000	1,722,803
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (d)	3.590%	07/15/25	7,600,000	7,456,506
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (d)(e)	0.000%	07/15/25	81,061,702	1,700,026
Prosper Marketplace Issuance Trust, Series 2019-4A, Class B (d)	3.200%	02/17/26	4,500,000	4,296,128
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (d)	4.950%	02/17/26	6,886,000	6,610,415
Purchasing Power Funding, Series 2018-A, Class B (d)	3.580%	08/15/22	3,000,000	3,011,691
Purchasing Power Funding, Series 2018-A, Class C (d)	3.780%	08/15/22	1,400,000	1,406,914
Purchasing Power Funding, Series 2018-A, Class D (d)	4.660%	08/15/22	1,000,000	1,005,561
Regional Management Issuance Trust, Series 2019-1, Class C (d)	4.110%	11/15/28	2,000,000	1,700,391
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	3,579,965	3,547,202
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	2,178,210	2,162,604

28 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Consumer — 22.3% continued
Upgrade Receivables Trust, Series 2019-1A, Class A (d)	3.480%	03/15/25	$238,628	$238,353
Upgrade Receivables Trust, Series 2019-1A, Class B (d)	4.090%	03/15/25	2,650,000	2,609,506
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	3,654,956	3,557,242
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	4,394,620	4,303,756
Upstart Securitization Trust, Series 2019-1, Class B (d)	4.190%	04/20/26	2,325,122	2,304,492
Upstart Securitization Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	3,889,113	3,828,231
Upstart Securitization Trust, Series 2019-2, Class A (d)	2.897%	09/20/29	2,980,247	2,992,365
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	11,625,000	11,292,996
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	5,587,000	5,097,674
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	2,450,000	2,380,244
Upstart Securitization Trust, Series 2020-1, Class C (d)	4.899%	04/22/30	3,000,000	2,653,446
				190,319,187
Credit Cards — 3.6%
Continental Credit Card LLC, Series 2019-1A, Class A (c)(d)	3.830%	08/15/26	7,650,000	7,524,518

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 3.6% continued
Continental Credit Card LLC, Series 2019-1A, Class B (d)	4.950%	08/15/26	$2,600,000	$2,454,578
Continental Credit Card LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,695,445
Fortiva Retail Credit Master Note, Series 2018-1, Class A (d)	5.540%	11/15/23	10,850,000	11,144,276
Fortiva Retail Credit Master Note, Series 2018-1, Class C (d)	7.730%	11/15/23	2,750,000	2,885,985
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (d)	4.680%	08/20/23	1,200,000	1,193,961
Genesis Sales Finance Master Trust, Series 2019-AA, Class C (d)	6.880%	08/20/23	1,700,000	1,694,478
Genesis Sales Finance Master Trust, Series 2019-AA, Class D (d)	9.540%	08/20/23	1,000,000	1,001,611
				30,594,852
Equipment — 3.0%
Business Jet Securities LLC, Series 2018-1, Class A (a)(d)	4.335%	02/15/33	3,316,910	3,333,709
Business Jet Securities LLC, Series 2018-1, Class B (a)(d)	6.048%	02/15/33	701,902	710,024
Business Jet Securities LLC, Series 2018-1, Class C (d)	7.748%	02/15/33	1,652,754	1,604,702
Business Jet Securities LLC, Series 2018-2, Class A (d)	4.447%	06/15/33	3,546,218	3,518,606
Business Jet Securities LLC, Series 2018-2, Class B (d)	5.437%	06/15/33	4,261,385	4,283,186
Business Jet Securities LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	3,097,325	2,953,711

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Equipment — 3.0% continued
Business Jet Securities LLC, Series 2019-1, Class C (d)	6.948%	07/15/34	$5,909,293	$5,413,789
CCG Receivables Trust, Series 2018-2, Class C (d)	3.870%	12/15/25	2,395,000	2,477,599
Global SC Finance II SRL, Series 2013-1A, Class A (d)	2.980%	04/17/28	354,167	353,042
Global SC Finance SRL, Series 2014-1A, Class A2 (d)	3.090%	07/17/29	918,750	913,230
				25,561,598
Non Agency CMBS — 21.4%
A10 Securitization, Series 2017-1A, Class C (d)	4.050%	03/15/36	5,750,000	5,422,618
A10 Securitization, Series 2017-1A, Class D (d)	4.700%	03/15/36	3,250,000	2,907,924
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	1,171,000	1,306,886
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	452,157
B2R Mortgage Trust, Series 2015-2, Class A (d)	3.336%	11/15/48	30,131	30,118
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(d)	2.534%	08/15/32	4,750,000	4,488,747
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (a)	2.673%	08/01/21	4,000,000	3,875,968
BX Commercial Mortgage Trust, Series 2018-IND, Class G (1MO LIBOR + 205) (a)(d)	2.234%	11/15/35	2,100,000	2,026,414
BX Commercial Mortgage Trust, Series 2019-XL, Class B (1MO LIBOR + 108) (a)(d)	1.264%	10/15/36	5,617,755	5,519,320

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 21.4% continued
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D (1MO LIBOR + 125) (a)(d)	1.434%	12/15/36	$764,000	$737,226
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E (1MO LIBOR + 160) (a)(d)	1.784%	12/15/36	2,000,000	1,914,893
BX Trust, Series 2018-BILT, Class A (1MO LIBOR + 80) (a)(d)	0.984%	05/15/30	4,300,000	4,063,187
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(d)	1.084%	02/16/37	7,500,000	7,301,025
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(d)	2.134%	02/16/37	5,750,000	5,303,035
BXMT Ltd., Series 2020-FL2, Class E (1MO LIBOR + 205) (a)(d)	2.234%	02/16/37	2,500,000	2,218,145
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(d)	1.271%	09/15/20	5,353,585	4,765,272
BXT Trust, Series 2018-GW, Class A (1MO LIBOR + 80) (a)(d)	0.984%	05/15/35	5,000,000	4,737,107
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B (1MO LIBOR + 97) (a)(d)	1.155%	07/15/32	4,019,591	3,964,943
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(d)	3.434%	07/15/30	9,650,000	8,215,634
Colony American Finance Ltd., Series 2015-1, Class E (d)	6.560%	10/18/47	3,986,000	4,032,150
Colony American Finance Ltd., Series 2020-1, Class A1 (d)	1.832%	03/17/50	8,953,122	8,909,261

30 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Non Agency CMBS — 21.4% continued
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(d)	2.434%	11/15/36	$4,900,000	$4,581,061
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class A (1MO LIBOR + 93) (a)(d)	1.114%	11/17/36	4,000,000	3,824,637
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(d)	1.105%	07/16/35	2,861,028	2,739,606
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(d)	1.435%	07/16/35	690,593	638,732
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (a)(d)	1.982%	12/17/36	2,995,604	2,963,408
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(d)	1.132%	03/17/37	6,700,000	6,546,291
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(d)	2.182%	03/17/37	2,599,645	2,516,320
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (a)(d)	2.184%	06/17/37	3,500,000	3,383,738
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(d)	1.182%	07/17/37	9,286,570	9,217,530
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (a)(d)	2.182%	07/17/37	3,500,000	3,327,143

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 21.4% continued
KNDL Mortgage Trust, Series 2019-KNSQ, Class D (1MO LIBOR + 135) (a)(d)	1.535%	05/15/36	$1,250,000	$1,204,608
MF1, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(d)	3.930%	07/15/35	1,000,000	1,003,125
MF1, Series 2020-FL3, Class C (1MO LIBOR + 450) (a)(d)	4.680%	07/15/35	1,000,000	1,003,750
Multi Family Connecticut Avenue, Series 2019-01, Class B10 (1MO LIBOR + 550) (a)(d)	5.685%	10/15/49	3,000,000	2,084,044
Multi Family Connecticut Avenue, Series 2019-01, Class M7 (1MO LIBOR + 170) (a)(d)	1.884%	10/15/49	4,739,102	4,383,060
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1MO LIBOR + 750) (a)(d)	7.684%	03/25/50	1,500,000	1,139,933
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1MO LIBOR + 375) (a)(d)	3.935%	03/25/50	10,000,000	9,048,946
Multi Family Connecticut Avenue, Series 2020-1, Class M-7 (1MO LIBOR + 195) (a)(d)	2.135%	03/25/50	4,389,050	4,150,545
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(d)	2.168%	12/25/34	4,400,000	3,960,425
Progress Residential Trust, Series 2020-SFR1, Class E (d)	3.032%	04/17/37	5,750,000	5,676,333

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Non Agency CMBS — 21.4% continued
ReadyCap Commercial Mortgage Trust, Series 2019-FL3, Class A (1MO LIBOR + 100) (a)(d)	1.185%	03/25/34	$5,742,000	$5,609,722
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(d)	2.350%	02/25/35	4,300,000	4,300,000
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1MO LIBOR + 385) (a)(d)	4.050%	02/25/35	4,000,000	4,000,000
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1MO LIBOR + 475) (a)(d)	4.950%	02/25/35	4,000,000	4,000,000
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(d)(e)	2.884%	06/25/35	6,600,000	5,638,994
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(d)	1.104%	10/15/35	3,211,088	3,057,604
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(d)	5.663%	02/15/44	665,000	651,959
				182,843,544
Non Agency MBS CMO — 5.4%
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (d)	4.458%	06/27/22	7,200,000	7,210,440
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (d)	4.703%	07/25/22	4,148,340	4,018,624
Antler Mortgage Trust, Series 2019-RTL1, Class A2 (a)(d)	4.948%	08/25/22	1,900,000	1,766,232

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO — 5.4% continued
Antler Mortgage Trust, Series 2018-RTL1, Class M (d)	7.385%	05/25/23	$2,000,000	$1,771,631
Arroyo Mortgage Trust, Series 2019-2, Class M1 (d)	4.760%	04/25/49	1,900,000	1,890,062
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (d)	5.985%	11/25/44	1,100,000	1,077,770
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (d)	4.580%	06/25/48	3,482,371	3,491,311
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (d)	5.875%	06/25/48	2,800,000	2,477,654
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	3.872%	08/25/34	6,899	6,623
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (d)	4.948%	10/25/23	4,544,000	4,230,359
LHFC Depositor LLC, Series 2019-RLT1, Class M (d)	6.899%	10/25/23	2,750,000	2,529,657
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (d)	4.155%	11/25/28	9,900,000	9,810,900
RiverView HECM Trust, Series 2007-1, Class A (TREASURY 1Y + 50) (a)(d)	0.660%	05/25/47	107,360	81,711
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (d)	2.964%	02/25/30	1,469,000	1,390,526
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (d)	3.091%	06/25/30	1,500,000	1,499,999
RMF Buyout Issuance Trust, Series 2020-2, Class M3 (d)	4.571%	06/25/30	800,000	799,999
Volt LXXX LLC, Series 2019-NP6, Class A-1A (a)(d)	3.228%	10/25/49	2,367,178	2,356,153
				46,409,651

32 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 88.0% continued
Student Loan — 1.4%
College Ave Student Loans, Series 2018-A, Class B (a)(d)	4.750%	12/26/47	$1,900,000	$2,050,778
College Ave Student Loans, Series 2018-A, Class C (a)(d)	5.500%	12/26/47	900,000	977,221
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	4,000,000	4,207,744
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	169,526	176,107
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (d)	2.680%	07/25/35	2,324,155	2,344,862
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (a)(d)	2.035%	10/27/36	608,735	611,418
Earnest Student Loan Program LLC, Series 2016-D, Class R (d)(e)	0.000%	01/25/41	5,000	120,608
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,827,120
				12,315,858

Total Securitized
(Cost $782,950,822)				$752,868,604

Registered Investment Companies — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.34% (f)	75,984,329	$75,928,737
State Street Navigator Securities Lending Portfolio I, 0.37% (f)(g)	1,304,315	1,304,315

Total Registered Investment Companies
(Cost $77,233,052)		$77,233,052

Total Investment Securities — 98.8%
(Cost $875,522,625)		$845,562,764

Assets in Excess of Other Liabilities — 1.2%		9,776,931

Net Assets — 100.0%		$855,339,695

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $1,271,461.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2020 was $728,314,882, representing 85.1% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2020 was $36,567,297, representing 4.3% of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2020.
(g)	This security was purchased with cash collateral held from securities on loan.

A/S — Aktieselskab

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

PO — Principal Only

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.1%
Banking — 6.6%
Bank of America Corp.	2.881%	04/24/23	$100,000	$103,662
Bank of America Corp.	3.458%	03/15/25	425,000	460,973
Bank of America Corp.	2.015%	02/13/26	400,000	413,639
Bank of America Corp.	1.319%	06/19/26	150,000	150,355
Bank of America Corp. (a)	3.824%	01/20/28	100,000	113,730
Bank of America Corp.	2.592%	04/29/31	250,000	264,438
Bank of New York Mellon Corp. (The), Series MTN	1.950%	08/23/22	175,000	180,233
Bank of New York Mellon Corp. (The), Series MTN (b)	1.850%	01/27/23	200,000	206,811
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	109,729
Bank of Nova Scotia	1.950%	02/01/23	130,000	133,909
Branch Banking & Trust Co.(b)	2.150%	12/06/24	250,000	262,842
Canadian Imperial Bank of Commerce (b)	2.606%	07/22/23	100,000	103,363
Capital One Financial Corp.	2.600%	05/15/23	200,000	208,851
Capital One Financial Corp.	3.750%	07/28/26	100,000	109,121
Citigroup, Inc	0.000%	05/15/24	500,000	509,961
Citigroup, Inc.	3.352%	04/24/25	200,000	216,096
Citigroup, Inc.	3.300%	04/27/25	100,000	109,818
Citigroup, Inc. (3MO LIBOR + 125) (a)(b)	2.683%	07/01/26	100,000	99,536
Citigroup, Inc.	4.125%	07/25/28	150,000	169,529
Citigroup, Inc.	2.976%	11/05/30	180,000	191,513
Citigroup, Inc. (a)	5.316%	03/26/41	100,000	135,876
Citizens Financial Group	2.850%	07/27/26	225,000	243,498
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	263,094
Cooperatieve Rabobank UA (c)	2.625%	07/22/24	250,000	265,491
Discover Bank	2.700%	02/06/30	250,000	251,815
Discover Financial Services	4.100%	02/09/27	100,000	109,281
Fifth Third Bancorp (b)	2.375%	01/28/25	275,000	289,870
First Tennessee Bank	5.750%	05/01/30	250,000	263,244

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 6.6% continued
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	2.101%	04/26/22	$50,000	$50,234
Goldman Sachs Group, Inc.	3.500%	01/23/25	205,000	223,175
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	274,127
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	384,916
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	102,579
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	132,493
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	2.219%	01/15/23	100,000	100,549
JPMorgan Chase & Co.	4.023%	12/05/24	550,000	606,041
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	113,303
JPMorgan Chase & Co. (a)	3.509%	01/23/29	100,000	111,681
JPMorgan Chase & Co.	2.739%	10/15/30	100,000	107,264
JPMorgan Chase & Co.	2.522%	04/22/31	250,000	264,027
KeyCorp	2.550%	10/01/29	385,000	398,427
Morgan Stanley	3.737%	04/24/24	100,000	107,806
Morgan Stanley	3.700%	10/23/24	100,000	110,914
Morgan Stanley	3.125%	07/27/26	100,000	110,323
Morgan Stanley	3.625%	01/20/27	100,000	112,885
Morgan Stanley	2.699%	01/22/31	175,000	185,874
PNC Bank NA	1.743%	02/24/23	250,000	254,186
PNC Bank NA	2.700%	10/22/29	250,000	266,418
PNC Financial Services	2.600%	07/23/26	250,000	271,234
Regions Financial Corp.	2.750%	08/14/22	250,000	260,383
Regions Financial Corp. (b)	2.250%	05/18/25	275,000	287,669
Royal Bank of Canada	1.950%	01/17/23	250,000	257,810
Royal Bank of Canada	1.150%	06/10/25	365,000	365,494
State Street Corp.	2.354%	11/01/25	175,000	185,504
SunTrust Bank	3.525%	10/26/21	100,000	100,952
Toronto-Dominion Bank (The) (SOFRRATE + 48) (a)	0.560%	01/27/23	425,000	422,263
US Bancorp	2.400%	07/30/24	350,000	372,551
Wells Fargo & Co. (b)	3.550%	09/29/25	425,000	474,612
Wells Fargo & Co.	2.188%	04/30/26	275,000	284,341

34 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.1% continued
Banking — 6.6% continued
Wells Fargo & Co.	2.393%	06/02/28	$250,000	$258,257
				13,498,570
Basic Industry — 0.8%
Air Products and Chemicals, Inc.	1.850%	05/15/27	475,000	497,615
FMC Corp.	3.450%	10/01/29	300,000	325,227
Nucor Corp.	2.000%	06/01/25	250,000	259,558
PPG Industries, Inc.	2.400%	08/15/24	110,000	116,570
PPG Industries, Inc.	2.550%	06/15/30	300,000	310,106
Sherwin-Williams Co.	2.300%	05/15/30	250,000	254,898
				1,763,974
Brokerage Asset Managers Exchanges — 0.2%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	271,351
CBOE Holdings, Inc. (b)	3.650%	01/12/27	100,000	112,353
				383,704
Capital Goods — 0.4%
Carrier Global Corp. (b)(c)	2.700%	02/15/31	250,000	248,542
General Electric Capital Corp.	6.750%	03/15/32	100,000	122,430
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	57,219
Lennox International, Inc.	3.000%	11/15/23	100,000	103,155
Republic Services, Inc.	2.500%	08/15/24	200,000	212,743
				744,089
Communications — 1.5%
American Tower Corp.	2.250%	01/15/22	50,000	51,248
American Tower Corp.	3.800%	08/15/29	100,000	113,631
American Tower Corp.	2.100%	06/15/30	100,000	100,208
AT&T, Inc.	3.200%	03/01/22	50,000	52,175
AT&T, Inc.	3.800%	02/15/27	100,000	112,609
AT&T, Inc.	2.300%	06/01/27	650,000	671,095
AT&T, Inc.	4.500%	05/15/35	100,000	118,633
British Telecommunications plc (c)	3.250%	11/08/29	275,000	299,780
Comcast Corp.	2.650%	02/01/30	100,000	108,730
Comcast Corp.	1.950%	01/15/31	250,000	254,617
Comcast Corp.	3.969%	11/01/47	144,000	173,910

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 1.5% continued
Crown Castle International Corp.	2.250%	09/01/21	$75,000	$75,628
Deutsche Telekom International Finance (b)(c)	4.750%	06/21/38	100,000	126,142
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	55,423
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	1.492%	05/15/25	100,000	101,218
Verizon Communications, Inc.	4.125%	03/16/27	100,000	117,880
Verizon Communications, Inc.	3.000%	03/22/27	120,000	133,098
Verizon Communications, Inc. (b)	5.500%	03/16/47	100,000	148,056
Walt Disney Co. (The)	1.750%	08/30/24	175,000	181,377
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	116,755
				3,112,213
Consumer Cyclical — 0.9%
BMW US Capital LLC (c)	3.800%	04/06/23	300,000	322,278
CVS Health Corp.	5.050%	03/25/48	250,000	325,192
Daimler Finance LLC (b)(c)	1.750%	03/10/23	275,000	276,990
Ford Motor Co. (b)	4.346%	12/08/26	100,000	93,231
Ford Motor Co.	7.450%	07/16/31	75,000	78,938
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	35,404
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	103,806
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	115,967
Volkswagen AG (c)	2.500%	09/24/21	200,000	203,191
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	250,000	258,498
				1,813,495
Consumer Non-Cyclical — 1.4%
Abbott Laboratories	4.750%	11/30/36	100,000	134,511
AbbVie, Inc. (c)	2.950%	11/21/26	335,000	366,562
AbbVie, Inc. (c)	4.550%	03/15/35	100,000	123,142
Amgen, Inc.	2.650%	05/11/22	140,000	145,230
Amgen, Inc.	1.900%	02/21/25	310,000	323,415

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.1% continued
Consumer Non-Cyclical — 1.4% continued
Anheuser-Busch Cos., LLC	4.700%	02/01/36	$100,000	$117,893
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	120,805
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	600,000	674,499
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	119,379
Kroger Co. (The)	2.650%	10/15/26	100,000	109,033
Kroger Co. (The)	2.200%	05/01/30	125,000	129,977
Zoetics, Inc.	2.000%	05/15/30	525,000	535,423
				2,899,869
Electric — 1.3%
Ameren Corp. (b)	2.500%	09/15/24	130,000	137,754
CMS Energy Corp.	2.950%	02/15/27	100,000	104,099
DTE Energy Co., Series C (a)	2.529%	10/01/24	150,000	156,958
DTE Energy Co. (b)	2.850%	10/01/26	100,000	106,201
DTE Energy Co.	2.950%	03/01/30	125,000	130,128
Duke Energy Indiana LLC	2.750%	04/01/50	370,000	372,224
Georgia Power Co., Series A	2.100%	07/30/23	230,000	239,329
MidAmerican Energy Co.	3.650%	04/15/29	350,000	417,628
Northern States Power Co. of Minnesota	2.900%	03/01/50	125,000	136,643
Oncor Electric Delivery Co. LLC (c)	3.700%	05/15/50	240,000	290,809
PECO Energy Co. (b)	3.000%	09/15/49	200,000	211,336
PPL Electric Utilities	3.000%	10/01/49	160,000	169,488
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	106,791
Southwestern Electric Power	2.750%	10/01/26	100,000	106,453
				2,685,841
Energy — 1.6%
BP Capital Markets plc	3.194%	04/06/25	175,000	190,276
Chevron Corp.	1.995%	05/11/27	500,000	523,527
Cimarex Energy Co. (b)	3.900%	05/15/27	100,000	100,690
Diamondback Energy, Inc., Class B	3.250%	12/01/26	200,000	201,088
Energy Transfer Operating LP (b)	4.500%	04/15/24	75,000	81,308
Exxon Mobil Corp.	2.992%	03/19/25	240,000	261,082

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 1.6% continued
Occidental Petroleum Corp.	2.700%	08/15/22	$225,000	$209,464
Phillips 66 Partners LP	3.700%	04/06/23	250,000	267,248
Phillips 66 Partners LP	2.450%	12/15/24	100,000	102,928
Phillips 66 Partners LP	3.550%	10/01/26	100,000	108,372
Royal Dutch Shell plc	2.375%	11/07/29	320,000	335,825
Shell International Finance BV	6.375%	12/15/38	73,000	109,419
Suncor Energy, Inc.	2.800%	05/15/23	300,000	313,327
Total Capital International SA (b)	2.829%	01/10/30	120,000	130,488
Valero Energy Corp.	2.700%	04/15/23	250,000	259,382
Valero Energy Corp.	3.400%	09/15/26	100,000	109,451
				3,303,875
Insurance — 1.2%
Athene Global Funding (c)	2.500%	01/14/25	225,000	224,699
Berkshire Hathaway Financial (b)	1.850%	03/12/30	250,000	256,980
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	0.795%	06/11/21	50,000	50,130
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	50,977
Lincoln National Corp.	3.625%	12/12/26	100,000	110,256
Met Life Global Funding I (c)	1.950%	01/13/23	200,000	206,998
Met Life Global Funding I (c)	0.900%	06/08/23	250,000	251,496
New York Life Global Funding (c)	2.900%	01/17/24	100,000	107,254
New York Life Global Funding (c)	2.350%	07/14/26	50,000	53,635
Pricoa Global Funding (b)(c)	3.450%	09/01/23	160,000	173,544
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	102,279
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	526,599
Progressive Corp.	3.200%	03/26/30	240,000	272,451
				2,387,298
Natural Gas — 0.2%
Atmos Energy Corp. (b)	2.625%	09/15/29	310,000	338,489

36 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.1% continued
REITS — 0.9%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	$100,000	$114,057
American Campus Communities, Inc.	3.625%	11/15/27	100,000	102,714
American Homes 4 Rent	4.250%	02/15/28	100,000	106,925
Boston Properties LP	2.750%	10/01/26	50,000	53,573
CubeSmart LP	3.125%	09/01/26	50,000	53,180
CubeSmart LP	3.000%	02/15/30	280,000	297,074
ERP Operating LP	2.850%	11/01/26	100,000	108,608
ERP Operating LP	2.500%	02/15/30	150,000	159,982
Life Storage LP	3.875%	12/15/27	100,000	109,037
Realty Income Corp.	3.875%	04/15/25	100,000	111,104
Realty Income Corp.	3.000%	01/15/27	100,000	105,839
Simon Property Group LP	2.000%	09/13/24	320,000	328,179
Spirit Realty LP	4.450%	09/15/26	100,000	103,654
Spirit Realty LP (b)	4.000%	07/15/29	60,000	59,118
				1,813,044
Technology — 0.5%
Apple, Inc.	3.000%	06/20/27	100,000	111,692
Apple, Inc.	2.200%	09/11/29	250,000	268,430
Apple, Inc.	1.650%	05/11/30	300,000	309,754
Dell International LLC (b)(c)	5.300%	10/01/29	100,000	110,704
Oracle Corp.	2.800%	04/01/27	300,000	327,575
				1,128,155
Transportation — 0.5%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	150,000	150,390
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	374,400	352,613
CSX Corp.	4.250%	11/01/66	100,000	120,718
Kirby Corp.	4.200%	03/01/28	100,000	101,231
Southwest Airlines Co.	3.000%	11/15/26	100,000	97,340
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	34,632	28,868
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	197,903	188,166

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.5% continued
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	$29,172	$24,817
				1,064,143
Utilities — 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	326,181

Total Corporate Credit
(Cost $35,198,274)				$37,262,940

Government Related — 0.6%
Government Guaranteed — 0.2%
Tunisian Republic	1.416%	08/05/21	500,000	496,400

Government Owned, No Guarantee — 0.4%
Tennessee Valley Authority	4.625%	09/15/60	525,000	819,821

Total Government Related
(Cost $1,275,640)				$1,316,221

Securitized — 63.8%
ABS-Other — 2.9%
BXG Receivables Note Trust, Series 2012-A, Class B (c)	3.990%	12/02/27	24,372	24,113
Credibly Asset Securitization LLC, Pool #FN 252409, Series 2018-1A, Class A (c)	4.800%	11/15/23	250,000	242,944
Diamond Resorts Owner Trust, Series 2019-1A, Class B (c)	3.530%	02/20/32	213,348	204,579
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	400,000	378,875
FMC GMSR Issuer Trust, Series 2019-GT1, Class A (c)	5.070%	05/25/26	100,000	98,017
FORA Financial Asset Securitization LLC, Series 2019-1, Class A (c)	4.018%	10/15/24	182,035	173,949
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	26,367	26,365
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	89,348	93,363

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
ABS-Other — 2.9% continued
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	$129,317	$130,989
Helios Issuer LLC, Series 2020-AA, Class A (c)	2.980%	06/20/47	300,000	301,988
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	98,604	102,784
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	168,338	171,788
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	24,096	24,315
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	14,579	14,600
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	92,774	97,138
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	37,273	38,142
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	91,600	93,711
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	98,213	105,063
Hilton Grand Vacations Trust, Series 2020-AA, Class B (c)	4.220%	02/25/39	340,752	342,378
Kabbage Funding LLC, Series 2019-1, Class A (c)	3.825%	03/15/24	97,028	95,779
Kabbage Funding LLC, Series 2019-1, Class C (c)(d)	4.611%	03/15/24	100,000	80,000
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	214,230	216,400
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	126,417	127,727
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	06/22/43	76,090	77,816
Mosaic Solar Loans LLC, Series 2020-1A, Class A (c)	2.100%	04/20/46	350,000	352,037

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.9% continued
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)	3.184%	02/25/44	$218,912	$197,818
NFAS LLC, Series 2019-1, Class A (c)	4.172%	08/15/24	228,172	221,331
Octane Receivables Trust, Series 2019-1A, Class A (c)	3.160%	09/20/23	139,444	138,980
Ocwen Master Advance Receivables, Series 2019-T1, Class DT1 (c)	3.107%	08/15/50	400,000	399,044
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)(d)	4.020%	04/18/22	100,000	95,000
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	105,871	109,260
Renew Financial LLC, Series 2017-1A, Class B (c)	5.750%	09/20/52	50,153	51,675
Renew Financial LLC, Series 2017-2A, Class A (c)	3.220%	09/22/53	61,029	61,665
SFS Asset Securitization LLC, Series 2019-1, Class A (c)	4.238%	06/10/25	150,000	149,590
SFS Asset Securitization LLC, Series 2019-1, Class B (c)(d)	5.023%	06/10/25	150,000	120,564
Small Business Lending Trust, Series 2019-A, Class A (c)	2.850%	07/15/26	220,578	213,944
Small Business Lending Trust, Series 2020-A, Class B (c)(d)	3.200%	12/15/26	225,000	163,608
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	288,612	285,427
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	122,183	117,676
Westgate Resorts, Series 2018-1A, Class C (c)	4.100%	12/20/31	122,183	116,346
				6,056,788

38 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Agency CMBS — 1.0%
FNMA, Pool #FN AE0834 (a)	3.711%	01/01/21	$8,749	$8,842
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	575,304	599,519
FNMA, Pool #FN 464107	4.820%	12/01/29	134,596	158,522
FNMA, Pool #FN AM9491	3.550%	08/01/30	175,833	203,321
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	131,093	156,539
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	773,550	886,876
				2,013,619
Agency MBS CMO — 26.0%
FHLMC, Pool #FG S20432, Series 306, Class F3 (1MO LIBOR + 30) (a)	0.485%	05/15/28	101,533	99,743
FHLMC, Series 2018-1, Class A2 (c)	3.500%	06/25/28	200,000	221,085
FHLMC, Series 4169, Class SA (-1.2*1MO LIBOR + 546) (a)	2.016%	02/15/33	1,421,685	1,529,254
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	116,291	152,695
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	0.585%	01/15/35	410,803	410,949
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	473,503	562,785
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.285%	11/15/37	121,478	123,242
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	112,381
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	124,473
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	0.685%	10/15/40	187,508	187,804
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	319,603

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 26.0% continued
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.685%	07/15/41	$135,000	$135,379
FHLMC, Series 4116, Class UB	2.500%	05/15/42	440,000	447,134
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (a)	0.685%	06/15/42	579,367	580,745
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	503,354
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	556,164	575,177
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	893,745	906,043
FHLMC, Series 4210, Class Z	3.000%	05/15/43	368,084	379,819
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,479,897	1,666,930
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	293,340
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,100,438
FHLMC, Series 4830, Class DA	4.500%	11/15/44	181,839	185,210
FHLMC, Series 4731, Class EA	3.000%	10/15/45	361,677	381,438
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,479,473
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	495,144
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,162,974
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	764,448	869,711
FHLMC, Series 4380, Class ZG	3.000%	04/15/53	119,099	124,185
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	135,659
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	345,273	405,769
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	142,654	144,421
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	89,754	107,206
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	176,096	214,376
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	274,264
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	195,328	229,349
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	370,728	433,578

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Agency MBS CMO — 26.0% continued
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.835%	07/25/36	$145,912	$146,693
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	81,545	95,594
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.565%	11/25/36	173,526	174,079
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	170,060	188,109
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	278,275	318,999
FNMA, Series 2009-103, Class MB (a)	3.937%	12/25/39	67,249	69,941
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	243,300
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	681,517
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	381,117
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	1,145,843	1,316,498
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.584%	02/25/42	174,842	174,952
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	965,989	1,088,483
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	500,000	563,389
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	363,000	372,720
FNMA, Series 411, Class A3	3.000%	08/25/42	67,757	71,649
FNMA, Series 12 84, Class JL	2.000%	08/25/42	290,004	290,608
FNMA, Series 4102, Class CP	2.000%	09/15/42	2,226	2,229
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	329,000	349,163
FNMA, Series 2012-128, Class SH (1MO LIBOR + 400) (a)	3.815%	11/25/42	539,632	536,483
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	550,519	465,654
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	384,610
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	388,003
FNMA, Series 13 6, Class QA	2.500%	02/25/43	846,146	852,525

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 26.0% continued
FNMA, Series 13 31, Class NT	3.000%	04/25/43	$298,239	$301,428
FNMA, Series 2013-54, Class HQ	3.000%	06/25/43	177,406	179,882
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	10.746%	08/25/43	394,726	556,109
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	318,286
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	381,439
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,260,316
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	937,750
FNMA, Series 2017-58, Class CZ	3.000%	08/25/47	378,321	377,526
FNMA, Series 2017-90, Class ZD	3.500%	11/25/47	2,195,357	2,356,327
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	1,088,130	1,176,642
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	247,826	273,304
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	515,768	570,358
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	523,851	585,887
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	534,636	561,035
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	165,851
GNMA, Series 2020-97, Class ML	2.500%	07/30/30	1,524,000	1,574,959
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	341,315	413,229
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	290,000	334,372
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	108,808
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	284,170	330,045
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	181,805	206,366
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	75,367	83,705
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	0.702%	01/16/40	181,175	181,655

40 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Agency MBS CMO — 26.0% continued
GNMA, Series 2013-124, Class ES (-1.333 * 1MO LIBOR + 866.7) (a)	8.413%	04/20/39	$132,833	$137,023
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	466,592	550,302
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	3,926	4,119
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	80,258	81,579
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	225,000	237,988
GNMA, Series 12-134, Class KM	2.000%	09/20/42	342,000	344,972
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	257,779	306,191
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	973,942	981,584
GNMA, Series 13 5, Class GY	3.000%	01/20/43	437,000	482,711
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	100,091
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	55,158	58,217
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,904	1,138,065
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	69,608	79,256
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	194,642	205,129
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	541,785
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	513,538
GNMA, Series 2018-013, Class GD	3.000%	01/20/48	115,472	118,051
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	370,908	384,310
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	342,173	364,718

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 26.0% continued
GNMA, Series 2019-22, Class WD	3.000%	02/20/49	$244,148	$248,428
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	306,896	355,209
GNMA, Series 2019-86, Class WL	3.000%	07/20/49	500,000	531,362
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	564,517
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	584,031
GNMA, Series 2020-011, Class KB	2.500%	01/20/50	257,000	255,645
GNMA, Series 2020-11, Class PB	2.500%	01/20/50	531,000	544,098
GNMA, Series 2020-015, Class HL	2.500%	02/20/50	1,385,112	1,453,295
GNMA, Series 2020-078, Class B	2.500%	06/20/50	350,000	335,563
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.261%	06/20/63	372,699	397,559
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	0.803%	07/20/64	96,686	96,555
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	1.516%	07/20/64	346,841	346,435
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	274,486	275,579
GNMA, Series 2017-H16, Class DB (a)	4.394%	08/20/67	272,908	289,013
				53,373,642
Agency MBS CMO Derivatives — 3.2%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	183,313	3,000
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	77,967	715
FHLMC, Series 3919, Class QS (IO) (-1*1MO LIBOR + 670) (a)	6.515%	08/15/30	2,806,308	435,360

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Agency MBS CMO Derivatives — 3.2% continued
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	$1,398,753	$52,952
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	2,290,069	128,821
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	202,511	190,506
FHLMC, Series 3102, Class TA (IO)	7.500%	01/15/36	267,133	316,650
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	132,677	122,638
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.415%	05/15/36	572,693	119,535
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	208,139	193,791
FHLMC, Series 3318, Class AO (PO)	0.000%	05/15/37	6,580	6,252
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	74,996	70,198
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	437,687	401,979
FHLMC, Series 3594, Class SP (IO) (1MO LIBOR + 184.6) (a)	2.031%	12/15/37	31,173	33,288
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	881,110	101,112
FHLMC, Series 4074, Class SJ (IO) (-1*1MO LIBOR + 662) (a)	6.435%	07/15/42	1,536,380	349,861
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	677,094	46,975
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	373,512	31,988
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	121,549	28,114
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,667,999	140,738
FNMA, Series 2005-45, Class PQ (IO) (-1*1MO LIBOR + 550) (a)	5.316%	10/25/34	344,873	30,484
FNMA, Series 390, Class 32 (IO)	6.500%	12/25/34	182,339	37,336

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 3.2% continued
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	$1,022,629	$177,826
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,660,386	147,622
FNMA, Series 2005-52, Class JH (IO) (-1*1MO LIBOR + 660) (a)	6.415%	05/25/35	523,307	88,767
FNMA, Series 378, Class (IO)	5.000%	06/01/35	1,026,367	179,369
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	798,997	80,255
FNMA, Series 368, Class (IO)	5.000%	02/01/36	877,474	124,067
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	75,038	72,287
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	1,247,238	209,282
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	798,135	35,379
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.365%	05/25/40	125,927	21,585
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	2,186,690	118,327
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	128,803	7,723
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	697,202	45,314
FNMA, Series 409	4.000%	04/01/42	2,287,005	320,073
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	3,439,411	245,819
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.677%	06/25/43	13,395,039	259,240
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	191,859	167,764
FNMA, Series 2014-42, Class SN (IO) (-1*1MO LIBOR + 605) (a)	5.866%	07/25/44	837,310	168,357
GNMA, Series 2010-47, Class PX (IO) (-1*1MO LIBOR + 670) (a)	6.510%	06/20/37	625,415	140,616
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	2,718,229	145,626
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	464,929	37,572

42 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Agency MBS CMO Derivatives — 3.2% continued
GNMA, Series 2008-40, Class SA (IO) (-1*1MO LIBOR + 640) (a)	6.205%	05/16/38	$72,468	$13,738
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	300,694	46,110
GNMA, Series 2013-113, Class QS (IO) (-1*1MO LIBOR + 620) (a)	6.010%	02/20/42	917,469	179,151
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	388,725	16,990
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	2,411,984	224,124
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	293,266
GNMA, Series 2012-H02, Class AI (IO) (COMPLEX) (a)	1.904%	01/20/62	202,647	9,210
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.473%	05/20/63	2,250,352	35,974
GNMA, Series 2016-H20, Class GI (IO) (a)	0.276%	08/20/66	2,179,094	22,472
GNMA, Series 2017-H11, Class PI (IO) (a)	2.843%	04/20/67	241,896	4,677
GNMA, Series 2017-H22, Class ID (IO) (a)	2.768%	11/20/67	101,040	4,251
GNMA, Series 2018-H08, Class NI (IO) (a)	0.699%	05/20/68	1,360,534	36,204
				6,521,330
Agency MBS Passthrough — 5.5%
FHLMC, Pool #FG G14973	4.000%	12/01/28	209,009	225,446
FHLMC, Pool #FG U59010	4.000%	11/01/34	291,180	311,564
FHLMC, Pool #G61909	4.500%	12/01/37	770,217	840,110
FHLMC, Pool #FG G06085	6.500%	09/01/38	84,381	96,395
FNMA, Pool #FN 252409	6.500%	03/01/29	114,552	128,562
FNMA, Pool #FN AL5850	3.500%	10/01/29	176,878	187,429

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 5.5% continued
FNMA, Pool #AS7287	3.500%	06/01/31	$802,338	$866,223
FNMA, Pool #AL3200	3.500%	02/01/33	596,518	639,897
FNMA, Pool #FN AT7120	3.500%	06/01/33	704,097	755,067
FNMA, Pool #AL5166	3.000%	11/01/33	478,066	507,912
FNMA, Pool #AL6685	4.000%	01/01/35	292,131	312,457
FNMA, Pool #PN MA2198	3.500%	03/01/35	585,708	626,517
FNMA, Pool #BM1486	4.000%	03/01/35	1,802,634	1,943,344
FNMA, Pool #MA3050	4.500%	06/01/37	1,139,514	1,239,109
FNMA, Pool #FN AS4073	4.000%	12/01/44	260,319	284,062
FNMA, Pool #FN MA2778	3.500%	10/01/46	400,665	415,718
GNMA, Pool #MA5738M	4.000%	02/20/34	618,059	653,166
GNMA, Pool #GN 784279	5.500%	11/15/38	556,805	649,655
GNMA, Pool #711522X	4.500%	07/15/40	382,539	446,135
GNMA, Pool #GN 78541	4.500%	06/15/46	248,745	277,150
				11,405,918
Auto Loan — 6.2%
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	100,000	100,940
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	380,000	387,278
American Credit Acceptance Receivables Trust, Series 2020-2, Class C (c)	3.880%	04/13/26	300,000	313,711
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	130,742	132,247
Bank of the West Auto Trust, Series 2017-1, Class B (c)	2.620%	11/15/23	100,000	102,323

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Auto Loan — 6.2% continued
Carvana Auto Receivable Trust, Series 2019-3A, Class D (c)	3.040%	04/15/25	$270,000	$272,152
Carvana Auto Receivable Trust, Series 2019-4A, Class D (c)	3.070%	07/15/25	250,000	252,275
Chesapeake FDG II LLC, Series 2018-3, Class A2 (1MO LIBOR + 48) (a)(c)	0.664%	01/15/31	261,716	258,465
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	70,939	71,333
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	260,000	264,015
CPS Auto Trust, Series 2019-C, Class C (c)	2.840%	06/16/25	250,000	252,492
CPS Auto Trust, Series 2020-B, Class C (c)	3.300%	04/15/26	400,000	410,384
Credit Acceptance Auto Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	407,419
Drive Auto Receivables Trust, Series 2020-2, Class C	2.280%	08/17/26	400,000	404,009
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	500,000	499,200
DT Auto Owner Trust, Series 2019-2, Class D (c)	3.480%	02/18/25	195,000	197,856
DT Auto Owner Trust, Series 2019-3, Class D (c)	2.960%	04/15/25	285,000	286,328
DT Auto Owner Trust, Series 2020-2A, Class E (c)	4.730%	03/16/26	300,000	318,233
Exeter Automobile Receivables Trust, Series 2020-2A, Class D (c)	4.730%	04/15/26	300,000	318,344
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	172,000	166,519
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	1,000,000	954,902

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 6.2% continued
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (c)	4.170%	05/10/32	$300,000	$285,011
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	600,000	569,882
Hertz Fleet Lease Funding LP, Series 2019-1, Class A1 (1M LIBOR + 47) (a)(c)	0.647%	01/10/33	414,971	409,859
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (c)	4.620%	01/10/33	100,000	94,881
Navistar Financial Dealer Note Master Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(c)	1.735%	09/25/23	150,000	148,691
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(c)	1.635%	05/28/24	285,000	282,189
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	0.825%	02/15/23	150,000	148,805
NextGear Floorplan Master Owner Trust, Series 2019-2, Class A1 (1MO LIBOR + 70) (a)(c)	0.885%	10/15/24	350,000	335,519
OneMain Direct Auto Recievables, Series 2018-1, Class B (c)	3.710%	04/14/25	300,000	305,497
OSCAR US Funding Trust, Series 2019-2A, Class A4 (c)	2.680%	09/10/26	145,000	148,277
Santander Drive Auto Trust, Series 2019-3, Class D	2.680%	10/15/25	175,000	174,666
Skopos Auto Receivables Trust, Series 2019-1A, Class A (c)	2.900%	12/15/22	194,414	194,398

44 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Auto Loan — 6.2% continued
Skopos Auto Receivables Trust, Series 2019-1A, Class B (c)	3.430%	09/15/23	$600,000	$593,160
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	250,000	255,858
Tesla Auto Lease Trust, Series 2019-A, Class D (c)	3.370%	01/20/23	350,000	352,574
United Auto Credit Securitization Trust, Series 2020-1, Class D (c)	2.880%	02/10/25	300,000	299,940
Veros Auto Receivables Trust, Series 2018-1, Class A (c)	3.630%	05/15/23	674	674
Westlake Auto Receivables Trust, Series 2019-3, Class D (c)	2.720%	11/15/24	473,000	474,198
Westlake Auto Receivables Trust, Series 2019-2, Class D (c)	3.200%	11/15/24	375,000	380,389
Westlake Auto Receivables Trust, Series 2020-1A, Class C (c)	2.520%	04/15/25	300,000	304,099
Westlake Auto Receivables Trust, Series 2020-2A, Class C (c)	2.010%	07/15/25	275,000	275,486
Westlake Auto Receivables Trust, Series 2020-2A, Class D (c)	2.760%	01/15/26	280,000	281,136
				12,685,614
Consumer — 4.5%
Avant Loans Funding Trust, Series 2019-A, Class A (c)	3.480%	07/15/22	111,362	111,532
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	200,000	197,744
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	350,000	342,197

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 4.5% continued
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	$46,095	$46,077
Freedom Financial, Series 2019-1, Class A (c)	3.420%	06/18/26	574,522	575,586
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	200,000	198,696
Freedom Financial, Series 2020-FP1, Class A (c)	2.520%	03/18/27	174,088	173,787
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	225,000	212,656
Freedom Financial, Series 2020-2CP, Class A (c)	4.520%	06/18/27	562,470	567,571
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (c)	3.107%	02/10/26	350,000	336,314
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (c)	3.154%	08/15/25	231,138	230,664
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (c)	3.613%	08/15/25	444,000	435,980
LL ABS Trust, Series 2019-1A, Class B (c)	3.520%	03/15/27	150,000	146,537
Mariner Financial Issuance Trust, Series 2018-A, Class A (c)	4.200%	11/20/30	505,000	505,522
Marlette Funding Trust, Series 2019-4A, Class B (c)	2.950%	12/17/29	125,000	115,538
Marlette Funding Trust, Series 2020-1A, Class C (c)	2.800%	03/15/30	200,000	185,989
Newtek Small Business Loan Trust, Series 2019-01, Class B (1MO LIBOR + 250) (a)(c)	2.684%	12/25/44	365,815	317,939
Oportun Funding LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	96,312
Oportun Funding VII LLC, Series 2017-B, Class B (c)	4.260%	10/10/23	550,000	536,525

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Consumer — 4.5% continued
Oportun Funding VII LLC, Series 2018-A, Class A (c)	4.450%	03/08/24	$650,000	$632,186
Oportun Funding XIII LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	500,000	475,588
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (c)	3.590%	07/15/25	150,000	147,168
Prosper Marketplace Issuance Trust, Series 2019-4A, Class B (c)	3.200%	02/17/26	200,000	190,939
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	200,000	170,039
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	93,390	92,536
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	139,405	138,407
Upgrade Receivables Trust, Series 2019-1A, Class B (c)	4.090%	03/15/25	250,000	246,180
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	365,496	355,724
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	187,005	183,139
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	80,177	79,465
Upstart Securitization Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	244,459	240,632
Upstart Securitization Trust, Series 2019-2, Class A (c)	2.897%	09/20/29	168,693	169,379

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 4.5% continued
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	$700,000	$680,008
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	200,000	194,306
				9,328,862
Credit Cards — 0.5%
Continental Credit Card LLC, Series 2019-1A, Class A (b)(c)	3.830%	08/15/26	600,000	590,158
Continental Credit Card LLC, Series 2019-1A, Class B (c)	4.950%	08/15/26	150,000	141,610
Fortiva Retail Credit Master Note, Series 2018-1, Class A (c)	5.540%	11/15/23	150,000	154,068
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (c)	4.680%	08/20/23	100,000	99,497
				985,333
Equipment — 1.5%
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	179,050	179,957
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	50,136	50,716
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	365,247	362,403
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	201,447	202,478
Business Jet Securities LLC, Series 2019-1, Class B (c)	5.193%	07/15/34	637,685	608,117
CAL Funding Ltd., Series 2018-1A, Class A (c)	3.960%	02/25/43	268,333	268,707
CLI FDG V LLC, Series 2014-2, Class ABS NT (c)	3.380%	10/18/29	135,991	134,851

46 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Equipment — 1.5% continued
CLI Funding LLC, Series 2017-1A, Class A (c)	3.620%	05/18/42	$270,045	$269,897
CLU Funding VI LLC, Series 2019-1, Class A (c)	3.710%	05/18/44	100,013	100,234
Global SC Finance II SRL, Series 2013-1A, Class A (c)	2.980%	04/17/28	141,667	141,217
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	192,733	191,575
TAL Advantage LLC, Series 2014-3A, Class A (c)	3.270%	11/21/39	176,667	176,185
Textainer Marine Containers, Series 2018-1A, Class A (c)	4.110%	08/20/43	431,000	436,879
				3,123,216
Non Agency CMBS — 9.3%
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	250,000	235,766
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	223,687
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	337,336	361,124
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	116,845	125,069
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	20,155	20,146
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	2.534%	08/15/32	250,000	236,250
Barclays Commercial Mortgage Securities LLC, Series 2015-STP, Class D (a)(c)	4.284%	09/10/20	150,000	149,410

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 9.3% continued
BX Commercial Mortgage Trust, Series 2018-IND, Class A (1MO LIBOR + 75) (a)(c)	0.934%	11/15/35	$855,802	$847,268
BX Commercial Mortgage Trust, Series 2018-IND, Class F (1MO LIBOR + 75) (a)(c)	1.984%	11/15/35	147,700	144,003
BX Commercial Mortgage Trust, Series 2019-XL, Class B (1MO LIBOR + 108) (a)(c)	1.264%	10/15/36	654,449	642,982
BX Commercial Mortgage Trust, Series 2020-BXLP, Class B (1MO LIBOR + 100) (a)(c)	1.184%	12/15/36	227,000	223,022
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C (1MO LIBOR + 112) (a)(c)	1.304%	12/15/36	180,000	175,494
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E (1MO LIBOR + 160) (a)(c)	1.784%	12/15/36	212,000	202,979
BX Trust, Series 2018-BILT, Class A (1MO LIBOR + 80) (a)(c)	0.984%	05/15/30	250,000	236,232
BX Trust, Series 2019-XL, Class A (1MO LIBOR + 92) (a)(c)	1.104%	10/15/36	549,355	546,100
BX Trust, Series 2019-OC11, Class B (c)	3.605%	12/09/41	300,000	301,493
BX Trust, Series 2019-OC11, Class D (a)(c)	4.075%	12/09/41	225,000	207,823
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	577,000	601,006
BXMT Ltd., Series 2017-FL1, Class B (1MO LIBOR + 150) (a)(c)	1.684%	06/15/35	275,000	270,541
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(c)	1.084%	02/16/37	225,000	219,031

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Non Agency CMBS — 9.3% continued
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(c)	2.134%	02/16/37	$850,000	$783,927
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(c)	1.271%	09/15/20	90,739	80,767
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1MO LIBOR + 107) (a)(c)	1.254%	12/15/37	350,000	345,397
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B (1MO LIBOR + 97) (a)(c)	1.155%	07/15/32	411,095	405,505
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(c)	3.434%	07/15/30	150,000	127,704
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	22,402	22,360
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	150,926
Colony American Finance Ltd., Series 2020-1, Class A2 (c)	2.296%	03/15/50	250,000	239,596
Colony American Finance Ltd., Series 2020-1, Class A1 (c)	1.832%	03/17/50	248,698	247,479
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)	2.434%	11/15/36	100,000	93,491
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class A (1MO LIBOR + 93) (a)(c)	1.114%	11/17/36	700,000	669,311
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	123,664

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 9.3% continued
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.782%	04/17/36	$100,000	$90,579
Credit Suisse First Boston, Series 2018-SITE, Class D (a)(c)	4.782%	04/17/36	135,000	108,917
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(c)	1.105%	07/16/35	789,249	755,753
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(c)	1.435%	07/16/35	295,968	273,742
Hawaii Hotel Trust, Series 2019-MAUI, Class B (1MO LIBOR + 145) (a)(c)	1.635%	05/17/38	156,000	143,502
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	576,621	593,088
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	641,840	646,644
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(c)	1.032%	12/17/36	501,681	495,494
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(c)	1.132%	03/17/37	750,000	732,794
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(c)	2.182%	03/17/37	249,966	241,954
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (a)(c)	2.184%	06/17/37	190,000	183,689

48 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Non Agency CMBS — 9.3% continued
Invitation Homes Trust, Series 2018-SFR3, Class A (1M LIBOR + 100) (a)(c)	1.182%	07/17/37	$1,092,499	$1,084,377
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(c)	1.284%	06/15/36	500,000	492,500
KNDL Mortgage Trust, Series 2019-KNSQ, Class D (1MO LIBOR + 135) (a)(c)	1.535%	05/15/36	250,000	240,922
MF1, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(c)	3.930%	07/15/35	300,000	300,938
Multi Family Connecticut Avenue, Series 2019-01, Class M7 (1MO LIBOR + 170) (a)(c)	1.884%	10/15/49	189,564	175,322
Multi Family Connecticut Avenue, Series 2020-1, Class M-7 (1MO LIBOR + 195) (a)(c)	2.135%	03/25/50	349,526	330,533
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(c)	2.168%	12/25/34	300,000	270,029
Progress Residential Trust, Series 2019-SFR3, Class A (c)	2.271%	09/17/36	500,000	510,005
Progress Residential Trust, Series 2019-SFR3, Class B (c)	2.571%	09/17/36	500,000	506,497
Progress Residential Trust, Series 2020-SFR1, Class E (c)	3.032%	04/17/37	250,000	246,797
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(c)	2.350%	02/25/35	400,000	400,000

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 9.3% continued
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class A (1MO LIBOR + 85) (a)(c)	1.034%	06/25/35	$17,092	$16,795
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)(d)	2.884%	06/25/35	50,000	42,720
TPG Real Estate Finance, Series 2019-FL3, Class A (1MO LIBOR + 115) (a)(c)	1.334%	10/15/34	400,000	390,500
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(c)	1.104%	10/15/35	422,512	402,316
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.663%	02/15/44	100,000	98,039
				19,033,999
Non Agency MBS CMO — 0.9%
AMER Homes 4 Rent Trust, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	333,453
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (c)	4.458%	06/27/22	200,000	200,290
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	84,911	87,174
Arroyo Mortgage Trust, Series 2019-2, Class M1 (c)	4.760%	04/25/49	100,000	99,477
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	97,979
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	82,261	82,472
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	93,098

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 63.8% continued
Non Agency MBS CMO — 0.9% continued
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (c)	4.155%	11/25/28	$100,000	$99,100
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (c)	3.091%	06/25/30	250,000	250,000
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	3.860%	12/25/33	12,111	11,521
Volt LXXX LLC, Series 2019-NP6, Class A-1A (a)(c)	3.228%	10/25/49	473,436	471,231
				1,825,795
Student Loan — 2.3%
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	140,000	151,110
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	108,580
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(c)	1.585%	12/28/48	177,010	177,518
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	262,984
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	280,921	283,424
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	84,158	85,420
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	107,305	108,613
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	300,000	309,033
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	202,136

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 2.3% continued
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	$48,812	$49,318
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	113,225	114,282
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	119,419	121,087
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	157,478
Social Professional Loan Program, Series 2017-E, Class A2B (a)(c)	2.720%	11/26/40	225,000	228,923
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	734,151
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	209,465
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	0.534%	02/25/42	88,787	88,043
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	417,693
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	200,000	210,862
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	$730,000	$731,120
				4,751,240

Total Securitized
(Cost $127,388,136)				$131,105,356

Treasury — 16.8%
U.S. Treasury Notes (b)	0.125%	04/15/21	216,404	217,634
U.S. Treasury Notes	2.000%	11/30/22	1,500,000	1,565,977

50 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 16.8% continued
Total Securitized continued
U.S. Treasury Bonds (b)	1.500%	03/31/23	$1,225,000	$1,269,646
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	104,082
U.S. Treasury Notes	2.500%	05/15/24	750,000	816,064
U.S. Treasury Notes (b)	2.250%	11/15/24	250,000	271,787
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	294,952
U.S. Treasury Notes (b)	2.000%	08/15/25	1,000,000	1,085,703
U.S. Treasury Notes (b)	2.250%	11/15/25	2,000,000	2,203,516
U.S. Treasury Notes	1.625%	02/15/26	3,000,000	3,209,531
U.S. Treasury Notes (b)	0.625%	03/31/27	1,000,000	1,010,156
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	949,323
U.S. Treasury Notes	2.875%	08/15/28	2,000,000	2,368,281
U.S. Treasury STRIPS	0.000%	11/15/31	500,000	451,307
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	706,973
U.S. Treasury STRIPS (b)	0.000%	05/15/35	1,000,000	852,687
U.S. Treasury STRIPS	0.000%	02/15/37	1,725,000	1,419,007
U.S. Treasury Notes	4.750%	02/15/37	150,000	239,168
U.S. Treasury Bonds (b)	3.500%	02/15/39	235,000	332,396
U.S. Treasury Bonds	4.250%	05/15/39	500,000	772,324
U.S. Treasury Bonds (b)	3.875%	08/15/40	550,000	819,500
U.S. Treasury Notes	4.250%	11/15/40	925,000	1,444,987
U.S. Treasury Bonds (b)	4.750%	02/15/41	700,000	1,161,262
U.S. Treasury STRIPS	0.000%	08/15/41	500,000	371,157
U.S. Treasury Bonds	2.750%	11/15/42	600,000	768,328
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	2,231,777
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	2,110,204
U.S. Treasury Bonds	3.000%	02/15/48	1,975,000	2,702,587
U.S. Treasury Bonds (b)	2.375%	11/15/49	1,750,000	2,160,361
U.S. Treasury Bonds (b)	2.000%	02/15/50	475,000	543,689

Total Treasury
(Cost $30,948,528)				$34,454,366

	Shares	Fair Value
Registered Investment Companies — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.34% (e)	3,961,216	$3,962,974
State Street Navigator Securities Lending Portfolio I, 0.37% (e)(f)	10,788,480	10,788,480

Total Registered Investment Companies
(Cost $14,751,454)		$14,751,454

Total Investment Securities — 106.5%
(Cost $209,562,032)		$218,890,337

Liabilities in Excess of Other Assets — (6.5)%		(13,265,778)

Net Assets — 100.0%		$205,624,559

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $15,146,504.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2020 was $61,454,168, representing 29.9% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2020 was $501,892, representing 0.2% of net assets.
(e)	The rate shown is the 7-day effective yield as of June 30, 2020.
(f)	This security was purchased with cash collateral from securities held on loan.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

AG — Aktiengesellschaft

BV — Besloten Vennootschap

LIBOR — London Interbank Offered Rate

SA — Societe Anonyme

NV — Naamloze Vennootschap

NA — National Association

plc — Public Limited Company

SA — Societe Anonyme

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

Diamond Hill Corporate Credit Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Collateralized Debt Obligations — 0.1%
Alesco Preferred Funding Ltd., Class PNNE *		03/23/35	$336,608	$154,776
Alesco Preferred Funding Ltd. VI, Class PNN *		03/23/35	621,631	299,863
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	361,606
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	566,363

Total Collateralized Debt Obligations
(Cost $2,529,844)				$1,382,608

Corporate Bonds — 86.8%
Automotive — 4.0%
Ford Motor Co.	8.500%	04/21/23	5,059,000	5,349,893
Ford Motor Co.	9.000%	04/22/25	1,000,000	1,081,250
Ford Motor Credit Co. LLC	3.350%	11/01/22	8,200,000	7,853,796
Ford Motor Credit Co. LLC	4.271%	01/09/27	14,081,000	13,165,735
General Motors Co., Inc.	6.250%	10/02/43	7,318,000	7,774,318
Lear Corp.	5.250%	05/15/49	14,291,000	14,765,906
Tesla, Inc. (a)(b)	5.300%	08/15/25	5,075,000	5,069,722
				55,060,620
Banking — 7.2%
Bankunited, Inc.	5.125%	06/11/30	26,235,000	26,760,735
Cadence Bancorp	4.750%	06/30/29	8,300,000	6,825,257
First Horizon National Corp.	4.000%	05/26/25	9,120,000	9,537,954
First Tennessee Bank	5.750%	05/01/30	22,325,000	23,507,697
Popular, Inc. (b)	6.125%	09/14/23	19,295,000	19,487,950
Synchrony Financial	3.700%	08/04/26	5,882,000	6,088,129
Western Alliance Bancorp	5.250%	06/01/30	5,635,000	5,662,761
				97,870,483
Basic Industry — 6.0%
Ashland Global Holdings, Inc. (b)	6.875%	05/15/43	12,070,000	13,880,499
Axalta Coating Systems LLC (a)	4.750%	06/15/27	5,203,000	5,230,056
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	5,801,000	5,786,498
Mueller Industries, Inc. (b)	6.000%	03/01/27	21,017,000	20,544,118
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	13,195,000	13,491,887

52 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 86.8% continued
Basic Industry — 6.0% continued
Summit Materials LLC (b)	6.125%	07/15/23	$1,940,000	$1,931,367
W.R. Grace & Co. (a)	4.875%	06/15/27	6,350,000	6,432,741
Wesco Distribution, Inc. (a)	7.125%	06/15/25	13,794,000	14,548,531
				81,845,697
Capital Goods — 3.8%
Boeing Co. (The)	3.600%	05/01/34	5,388,000	5,091,444
General Electric Co. (b)	4.350%	05/01/50	10,840,000	10,742,899
Hillenbrand, Inc. (b)	4.500%	09/15/26	6,819,000	6,846,685
Itron, Inc. (a)	5.000%	01/15/26	2,739,000	2,728,729
Spirit Aerosystems, Inc. (b)	3.850%	06/15/26	2,315,000	2,106,650
TransDigm, Inc.	6.500%	07/15/24	7,521,000	7,237,383
TransDigm, Inc. (a)	6.250%	03/15/26	7,997,000	7,992,002
Welbilt, Inc. (b)	9.500%	02/15/24	9,600,000	9,168,000
				51,913,792
Consumer Goods — 6.0%
BAT Capital Corp.	4.540%	08/15/47	4,577,000	4,982,110
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500%	12/15/22	7,034,000	6,998,830
Hasbro, Inc.	6.350%	03/15/40	18,416,000	21,186,573
Hasbro, Inc.	5.100%	05/15/44	6,103,000	6,235,215
Molson Coors Beverage Co. (b)	4.200%	07/15/46	6,228,000	6,058,391
Pilgrim’s Pride Corp. (a)	5.750%	03/15/25	14,554,000	14,511,502
Pilgrim’s Pride Corp. (a)(b)	5.875%	09/30/27	3,875,000	3,875,775
Post Holdings, Inc. (a)	5.000%	08/15/26	5,117,000	5,136,189
Sysco Corp.	2.400%	02/15/30	7,261,000	7,175,770
Sysco Corp.	3.300%	02/15/50	5,900,000	5,502,506
				81,662,861
Energy — 8.5%
Apergy Corp.	6.375%	05/01/26	22,001,000	20,444,870
Energen Corp.	7.125%	02/15/28	22,389,000	25,954,832
Floatel International Ltd. (c)	9.000%	04/11/24	6,400,000	768,000
Floatel International Ltd. (c)	12.750%	04/11/24	3,400,000	102,000
Floatel International Ltd. (c)	0.000%	04/11/60	216,750	216,750
Floatel International Ltd. (c)	0.000%	04/11/60	288,000	288,000
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	19,655,000	18,475,700
Noble Energy, Inc.	3.850%	01/15/28	2,829,000	2,732,741

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 8.5% continued
Noble Energy, Inc.	5.050%	11/15/44	$1,110,000	$1,008,657
Parsley Energy LLC (a)	5.375%	01/15/25	2,435,000	2,365,797
Welltec A/S (a)	9.500%	12/01/22	32,633,000	29,369,700
WPX Energy, Inc.	5.250%	09/15/24	3,905,000	3,846,425
WPX Energy, Inc.	5.250%	10/15/27	6,523,000	6,093,705
WPX Energy, Inc. (b)	5.875%	06/15/28	5,100,000	4,883,250
				116,550,427
Financial Services — 10.3%
Aircastle Ltd.	4.250%	06/15/26	7,033,000	6,454,595
Alliance Data Systems Corp. (a)(b)	4.750%	12/15/24	28,921,000	26,028,900
Credit Acceptance Corp. (a)	5.125%	12/31/24	16,058,000	15,507,211
Credit Acceptance Corp. (b)	6.625%	03/15/26	11,524,000	11,570,672
FirstCash, Inc. (a)	5.375%	06/01/24	27,506,000	27,643,531
FS KKR Capital Corp.	4.125%	02/01/25	14,834,000	14,326,463
FS KKR Capital Corp. II (a)	4.250%	02/14/25	12,200,000	10,896,224
Nationstar Mortgage / Capital Corp. (a)	8.125%	07/15/23	3,590,000	3,684,058
Nationstar Mortgage / Capital Corp. (a)	9.125%	07/15/26	8,374,000	8,850,229
Nationstar Mortgage / Capital Corp. (a)	6.000%	01/15/27	12,233,000	11,621,350
Quicken Loans, Inc. (a)	5.750%	05/01/25	1,153,000	1,178,700
Synchrony Financial	5.150%	03/19/29	2,824,000	3,183,275
				140,945,208
Health Care — 2.9%
Jaguar Holdings Co. (a)	4.625%	06/15/25	6,150,000	6,258,855
Molina Healthcare, Inc. (a)	4.875%	06/15/25	7,188,000	7,223,940
Mylan NV	5.250%	06/15/46	4,754,000	5,892,634
Teva Pharmaceuticals Financial Co. B.V.	2.800%	07/21/23	21,301,000	20,129,445
				39,504,874
Insurance — 4.7%
AssuredPartners, Inc. (a)	7.000%	08/15/25	12,938,000	12,938,000
Brighthouse Financial, Inc.	3.700%	06/22/27	951,000	969,689
Brighthouse Financial, Inc.	5.625%	05/15/30	1,776,000	1,967,835

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 53

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 86.8% continued
Insurance — 4.7% continued
Fairfax Financial Holdings Ltd. (a)(b)	4.625%	04/29/30	$1,945,000	$2,095,475
GTCR AP Finance, Inc. (a)(b)	8.000%	05/15/27	918,000	944,962
Hub International Ltd. (a)	7.000%	05/01/26	6,898,000	6,898,000
MGIC Investment Corp.	5.750%	08/15/23	9,008,000	9,300,760
Radian Group, Inc.	4.500%	10/01/24	1,600,000	1,544,000
Radian Group, Inc.	6.625%	03/15/25	3,650,000	3,741,250
Radian Group, Inc.	4.875%	03/15/27	25,623,000	24,085,619
				64,485,590
Leisure — 5.2%
Golden Nugget, Inc. (a)	6.750%	10/15/24	14,769,000	10,615,219
Host Hotels & Resorts, Inc.	3.375%	12/15/29	3,698,000	3,535,375
Live Nation Entertainment, Inc. (a)(b)	4.875%	11/01/24	2,537,000	2,283,300
Live Nation Entertainment, Inc. (a)(b)	5.625%	03/15/26	10,888,000	9,908,080
Marriott International, Inc.	4.000%	04/15/28	3,181,000	3,202,254
Speedway Motorsports LLC (a)	4.875%	11/01/27	15,340,000	13,959,399
Station Casinos LLC (a)(b)	5.000%	10/01/25	5,136,000	4,519,680
Station Casinos LLC (a)	4.500%	02/15/28	14,838,000	12,463,920
Viking Cruises Ltd. (a)	6.250%	05/15/25	16,259,000	9,267,630
VOC Escrow Ltd. (a)	5.000%	02/15/28	1,590,000	1,180,575
				70,935,432
Media — 5.8%
Cimpress plc (a)	7.000%	06/15/26	42,612,000	39,309,570
Netflix, Inc. (b)	5.875%	11/15/28	5,488,000	6,241,502
Twitter, Inc. (a)	3.875%	12/15/27	33,886,000	33,889,389
				79,440,461
Real Estate — 2.5%
Forestar Group, Inc. (a)	8.000%	04/15/24	9,431,000	9,761,085
Forestar Group, Inc. (a)	5.000%	03/01/28	13,145,000	12,882,100
Kennedy Wilson, Inc.	5.875%	04/01/24	4,438,000	4,415,810
RHP Hotel Properties LP (b)	5.000%	04/15/23	4,872,000	4,603,309

	Coupon	Maturity	Shares / Par Value	Fair Value
Real Estate — 2.5% continued
Ryman Hospitality Properties, Inc. (a)(b)	4.750%	10/15/27	$2,975,000	$2,632,875
				34,295,179
Retail — 10.7%
Abercrombie & Fitch Management Co. (a)	8.750%	07/15/25	6,045,000	5,954,325
B.C. ULC / New Red Finance, Inc. (a)	5.000%	10/15/25	550,000	547,250
DriveTime Automotive Group, Inc. (a)(b)	8.000%	06/01/21	17,944,000	17,001,940
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	20,690,000	21,181,387
Hanesbrands, Inc. (a)	4.625%	05/15/24	16,509,000	16,426,455
Hanesbrands, Inc. (a)	4.875%	05/15/26	890,000	896,675
IRB Holding Corp. (a)	7.000%	06/15/25	4,940,000	5,082,025
Liberty Interactive LLC	8.500%	07/15/29	9,942,000	9,635,090
Liberty Interactive LLC (b)	8.250%	02/01/30	5,053,000	4,916,721
Macy’s, Inc. (a)	8.375%	06/15/25	6,301,000	6,269,495
Nathan’s Famous, Inc. (a)	6.625%	11/01/25	19,394,000	19,539,455
Nordstrom, Inc. (b)	4.000%	03/15/27	9,050,000	7,597,535
Nordstrom, Inc.	4.375%	04/01/30	2,878,000	2,257,519
QVC, Inc.	5.450%	08/15/34	7,874,000	7,120,222
Ross Stores, Inc.	5.450%	04/15/50	8,837,000	11,495,548
TJX Cos., Inc.	4.500%	04/15/50	3,735,000	4,799,562
Walgreens Boots Alliance, Inc. (b)	4.100%	04/15/50	975,000	982,849
Wolverine World Wide, Inc (a)	6.375%	05/15/25	4,400,000	4,609,000
				146,313,053
Services — 4.2%
Ashtead Capital, Inc. (a)	4.000%	05/01/28	3,406,000	3,388,970
IAA Spinco, Inc. (a)	5.500%	06/15/27	7,863,000	8,128,612
KAR Auction Services, Inc. (a)(b)	5.125%	06/01/25	12,770,000	12,578,450
Korn Ferry International (a)	4.625%	12/15/27	23,229,000	22,532,130
Sabre Global, Inc. (a)	5.375%	04/15/23	5,819,000	5,432,269
Sabre Global, Inc. (a)	5.250%	11/15/23	1,531,000	1,408,520
Uber Technologies, Inc. (a)	7.500%	11/01/23	4,249,000	4,291,490
				57,760,441

54 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 86.8% continued
Technology & Electronics — 1.7%
Dell International LLC (a)	8.100%	07/15/36	$3,767,000	$4,907,250
Juniper Networks, Inc. (b)	5.950%	03/15/41	3,533,000	4,366,136
MTS Systems Corp. (a)	5.750%	08/15/27	11,002,000	10,094,335
VMware, Inc.	4.700%	05/15/30	2,646,000	2,924,735
				22,292,456
Telecommunications — 1.9%
Crown Castle International Corp.	5.200%	02/15/49	3,496,000	4,639,871
HTA Group Ltd. (a)	7.000%	12/18/25	8,000,000	8,090,880
LCPR Senior Secured Financing Designated Activity Co. (a)	6.750%	10/15/27	500,000	510,000
T-Mobile, Inc. (a)	3.875%	04/15/30	5,000,000	5,572,850
Viasat, Inc. (a)	5.625%	09/15/25	7,490,000	7,171,675
				25,985,276
Transportation — 1.4%
Alaska Airlines (a)	4.800%	08/15/27	5,000,000	5,013,000
American Airlines, Inc. (a)	11.750%	07/15/25	4,900,000	4,604,971
Delta Air Lines, Inc.	7.375%	01/15/26	1,425,000	1,378,542
Southwest Airlines Co.	4.750%	05/04/23	2,651,000	2,737,327
Southwest Airlines Co.	5.250%	05/04/25	5,195,000	5,480,105
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	209,282	198,985
				19,412,930

Total Corporate Bonds
(Cost $1,199,199,306)				$1,186,274,780

	Shares	Fair Value
Registered Investment Companies — 16.8%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (d)	177,075,925	$177,075,925
State Street Navigator Securities Lending Portfolio I, 0.37% (d)(e)	52,908,235	52,908,235

Total Registered Investment Companies
(Cost $229,984,160)		$229,984,160

Total Investment Securities — 103.7%
(Cost $1,431,713,310)		$1,417,641,548

Liabilities in Excess of Other Assets — (3.7)%		(50,825,489)

Net Assets — 100.0%		$1,366,816,059

(a)

Securities exempt from registration under Rule 144A of the Securities act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2020 was $647,689,325, representing 47.4% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $51,821,468.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2020 was $1,374,750, representing 0.1% of net assets.
(d)	The rate shown is the 7-day effective yield as of June 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

A/S — Aktieselskab

NV — Naamloze Vennootschap

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 55

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

*

Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$154,776	0.01%
Alesco Preferred Funding Ltd. VI Class PNN	December-04	$621,631	$299,863	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	$519,401	$361,606	0.03%
Taberna Preferred Funding Ltd., Class PPN2	March-05	$1,052,204	$566,363	0.04%
		$2,529,844	$1,382,608	0.10%

Diamond Hill High Yield Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.4%
Automotive — 4.3%
Aptiv plc (a)	4.400%	10/01/46	$1,000,000	$965,426
Aptiv plc	5.400%	03/15/49	1,720,000	1,797,183
Ford Motor Co.	8.500%	04/21/23	400,000	423,000
Ford Motor Credit Co. LLC	3.350%	11/01/22	2,600,000	2,490,228
Ford Motor Credit Co. LLC	4.271%	01/09/27	3,330,000	3,113,550
General Motors Co., Inc.	6.250%	10/02/43	1,650,000	1,752,887
Lear Corp.	5.250%	05/15/49	3,550,000	3,667,971
Tesla, Inc. (a)(b)	5.300%	08/15/25	2,375,000	2,372,530
				16,582,775
Banking — 5.3%
Bankunited, Inc.	5.125%	06/11/30	5,900,000	6,018,233
Cadence Bancorp	4.750%	06/30/29	2,200,000	1,809,104
First Tennessee Bank	5.750%	05/01/30	6,700,000	7,054,942
Popular, Inc.	6.125%	09/14/23	5,100,000	5,151,000
Synchrony Financial	3.700%	08/04/26	500,000	517,522
				20,550,801
Basic Industry — 7.1%
Ashland Global Holdings, Inc.	6.875%	05/15/43	2,850,000	3,277,500
Axalta Coating Systems LLC (b)	4.750%	06/15/27	2,400,000	2,412,480
Century Communities, Inc.	6.750%	06/01/27	2,520,000	2,532,600
GCP Applied Technologies, Inc. (b)	5.500%	04/15/26	1,650,000	1,645,875
Mueller Industries, Inc.	6.000%	03/01/27	6,800,000	6,647,000
Schweitzer-Mauduit International, Inc. (b)	6.875%	10/01/26	4,625,000	4,729,062
Summit Materials LLC (a)	6.125%	07/15/23	1,150,000	1,144,883
W.R. Grace & Co. (b)	4.875%	06/15/27	2,370,000	2,400,881
Wesco Distribution, Inc. (b)	7.250%	06/15/28	2,800,000	2,952,796
				27,743,077
Capital Goods — 3.5%
General Electric Co.	4.350%	05/01/50	2,200,000	2,180,293
Hillenbrand, Inc. (a)	4.500%	09/15/26	1,997,000	2,005,108
Itron, Inc. (b)	5.000%	01/15/26	1,000,000	996,250
TransDigm, Inc.	6.500%	07/15/24	2,250,000	2,165,153
TransDigm, Inc. (b)	6.250%	03/15/26	2,800,000	2,798,250
Welbilt, Inc.	9.500%	02/15/24	3,700,000	3,533,500
				13,678,554

56 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.4% continued
Consumer Goods — 6.6%
BAT Capital Corp.	4.540%	08/15/47	$2,250,000	$2,449,147
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (b)	8.500%	12/15/22	3,200,000	3,184,000
Estee Lauder Cosmetics, Inc.	3.700%	08/15/42	1,025,000	1,157,937
Hasbro, Inc.	6.350%	03/15/40	4,550,000	5,234,519
Hasbro, Inc.	5.100%	05/15/44	1,064,000	1,087,050
Molson Coors Beverage Co.	4.200%	07/15/46	1,900,000	1,848,257
Pilgrim’s Pride Corp. (b)	5.750%	03/15/25	4,625,000	4,611,495
Pilgrim’s Pride Corp. (b)	5.875%	09/30/27	3,290,000	3,290,658
Post Holdings, Inc. (b)	5.000%	08/15/26	1,525,000	1,530,719
Sysco Corp.	3.300%	02/15/50	1,200,000	1,119,154
				25,512,936
Energy — 9.7%
Apergy Corp.	6.375%	05/01/26	8,015,000	7,448,099
Barrett Bill Corp. (c)	7.000%	10/15/22	7,602,000	1,824,480
Energen Corp.	7.125%	02/15/28	4,375,000	5,071,794
Floatel International Ltd. (c)	9.000%	04/11/24	600,000	72,000
Floatel International Ltd. (c)	12.750%	04/11/24	600,000	18,000
Floatel International Ltd. (c)	0.000%	04/11/60	38,250	38,250
Floatel International Ltd. (c)	0.000%	04/11/60	27,000	27,000
Magnolia Oil & Gas Corp. (b)	6.000%	08/01/26	7,285,000	6,847,900
Noble Energy, Inc.	3.850%	01/15/28	1,000,000	965,974
Noble Energy, Inc.	5.050%	11/15/44	750,000	681,525
Parsley Energy LLC (b)	5.375%	01/15/25	1,465,000	1,423,365
Welltec A/S (b)	9.500%	12/01/22	8,042,000	7,237,800
WPX Energy, Inc.	5.250%	09/15/24	1,475,000	1,452,875
WPX Energy, Inc. (a)	5.750%	06/01/26	600,000	582,000
WPX Energy, Inc.	5.250%	10/15/27	2,050,000	1,915,084
WPX Energy, Inc.	5.875%	06/15/28	2,150,000	2,058,625
				37,664,771
Financial Services — 10.6%
Aircastle Ltd.	5.500%	02/15/22	1,000,000	1,009,356
Aircastle Ltd.	4.250%	06/15/26	1,550,000	1,422,526
Alliance Data Systems Corp. (b)	4.750%	12/15/24	8,400,000	7,560,000
Credit Acceptance Corp. (b)	5.125%	12/31/24	4,450,000	4,297,365
Credit Acceptance Corp.	6.625%	03/15/26	4,900,000	4,919,845

	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services — 10.6% continued
FirstCash, Inc. (b)	5.375%	06/01/24	$7,400,000	$7,437,000
FS KKR Capital Corp.	4.125%	02/01/25	3,575,000	3,452,683
FS KKR Capital Corp. II (b)	4.250%	02/14/25	2,775,000	2,478,444
Nationstar Mortgage / Capital Corp. (b)	8.125%	07/15/23	821,000	842,510
Nationstar Mortgage / Capital Corp. (b)	9.125%	07/15/26	2,500,000	2,642,175
Nationstar Mortgage / Capital Corp. (b)	6.000%	01/15/27	4,332,000	4,115,400
Quicken Loans, Inc. (b)	5.750%	05/01/25	675,000	690,046
Quicken Loans, Inc. (b)	5.250%	01/15/28	190,000	197,600
				41,064,950
Health Care — 3.1%
Horizon Pharma USA, Inc. (b)	5.500%	08/01/27	1,290,000	1,342,077
Jaguar Holdings Co. (b)	4.625%	06/15/25	1,922,000	1,956,019
Jaguar Holdings Co. (b)	5.000%	06/15/28	300,000	307,125
Molina Healthcare, Inc. (b)	4.875%	06/15/25	1,500,000	1,507,500
Perrigo Finance plc	4.900%	12/15/44	780,000	830,978
Teva Pharmaceuticals Financial Co. B.V.	2.800%	07/21/23	6,500,000	6,142,500
				12,086,199
Insurance — 4.9%
AssuredPartners, Inc. (b)	7.000%	08/15/25	5,078,000	5,078,000
GTCR AP Finance, Inc. (b)	8.000%	05/15/27	1,050,000	1,080,838
Hub International Ltd. (b)	7.000%	05/01/26	3,150,000	3,150,000
MGIC Investment Corp.	5.750%	08/15/23	1,127,000	1,163,627
Radian Group, Inc.	6.625%	03/15/25	2,350,000	2,408,750
Radian Group, Inc.	4.875%	03/15/27	6,650,000	6,251,000
				19,132,215
Leisure — 8.2%
Carnival Corp. (b)	11.500%	04/01/23	1,000,000	1,079,938
CCM Merger, Inc. (b)	6.000%	03/15/22	1,638,000	1,621,620
Golden Nugget, Inc. (b)	6.750%	10/15/24	5,275,000	3,791,406
Host Hotels & Resorts, Inc.	3.375%	12/15/29	1,775,000	1,696,942

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 57

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.4% continued
Leisure — 8.2% continued
Live Nation Entertainment, Inc. (b)	4.875%	11/01/24	$825,000	$742,500
Live Nation Entertainment, Inc. (b)	5.625%	03/15/26	4,225,000	3,844,750
Marriott International, Inc. (a)	4.000%	04/15/28	1,330,000	1,338,886
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	74,000	57,573
Speedway Motorsports LLC (b)	4.875%	11/01/27	5,150,000	4,686,500
Station Casinos LLC (b)	5.000%	10/01/25	3,253,000	2,862,640
Station Casinos LLC (b)	4.500%	02/15/28	4,700,000	3,948,000
Viking Cruises Ltd. (b)	6.250%	05/15/25	5,700,000	3,249,000
Viking Cruises Ltd. (b)	13.000%	05/15/25	2,000,000	2,110,000
VOC Escrow Ltd. (b)	5.000%	02/15/28	1,050,000	779,625
				31,809,380
Media — 4.8%
Cimpress plc (b)	7.000%	06/15/26	10,000,000	9,225,000
Graham Holdings Co. (b)	5.750%	06/01/26	975,000	1,008,277
Netflix, Inc. (a)	5.875%	11/15/28	1,000,000	1,137,300
Twitter, Inc. (b)	3.875%	12/15/27	7,300,000	7,300,730
				18,671,307
Real Estate — 3.1%
Forestar Group, Inc. (b)	8.000%	04/15/24	2,400,000	2,484,000
Forestar Group, Inc. (b)	5.000%	03/01/28	4,400,000	4,312,000
Kennedy Wilson, Inc.	5.875%	04/01/24	1,925,000	1,915,375
RHP Hotel Properties LP	5.000%	04/15/23	2,400,000	2,267,640
Ryman Hospitality Properties, Inc. (b)	4.750%	10/15/27	1,325,000	1,172,625
				12,151,640
Retail — 12.1%
Abercrombie & Fitch Management Co. (b)	8.750%	07/15/25	2,500,000	2,462,500
DriveTime Automotive Group, Inc. (b)	8.000%	06/01/21	5,700,000	5,400,750

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 12.1% continued
GrubHub Holdings, Inc. (b)	5.500%	07/01/27	$6,200,000	$6,347,250
Hanesbrands, Inc. (b)	4.625%	05/15/24	4,100,000	4,079,500
Hanesbrands, Inc. (b)	4.875%	05/15/26	400,000	403,000
IRB Holding Corp. (b)	7.000%	06/15/25	2,700,000	2,777,625
Liberty Interactive LLC (a)	8.500%	07/15/29	4,675,000	4,530,683
Liberty Interactive LLC	8.250%	02/01/30	1,000,000	973,030
Macy’s, Inc. (b)	8.375%	06/15/25	3,148,000	3,132,260
Nathan’s Famous, Inc. (b)	6.625%	11/01/25	6,125,000	6,170,937
Nordstrom, Inc. (a)	4.000%	03/15/27	3,610,000	3,030,619
Nordstrom, Inc.	4.375%	04/01/30	1,425,000	1,117,778
QVC, Inc.	5.450%	08/15/34	2,550,000	2,305,888
Ross Stores, Inc.	5.450%	04/15/50	2,200,000	2,861,854
Wolverine World Wide, Inc. (b)	6.375%	05/15/25	1,600,000	1,676,000
				47,269,674
Services — 5.2%
Ashtead Capital, Inc. (b)	4.000%	05/01/28	657,000	653,715
IAA Spinco, Inc. (a)(b)	5.500%	06/15/27	1,700,000	1,757,426
KAR Auction Services, Inc. (b)	5.125%	06/01/25	4,950,000	4,875,750
Korn Ferry International (b)	4.625%	12/15/27	6,950,000	6,741,500
Sabre Global, Inc. (b)	5.375%	04/15/23	4,365,000	4,074,902
Uber Technologies, Inc. (b)	7.500%	11/01/23	2,250,000	2,272,500
				20,375,793
Technology & Electronics — 1.7%
Dell International LLC (b)	8.100%	07/15/36	950,000	1,237,560
MTS Systems Corp. (b)	5.750%	08/15/27	5,400,000	4,954,500
WEX, Inc. (b)	4.750%	02/01/23	560,000	556,002
				6,748,062
Telecommunications — 2.2%
Crown Castle International Corp.	5.200%	02/15/49	2,000,000	2,654,388
HTA Group Ltd. (b)	7.000%	12/18/25	3,500,000	3,539,760
Viasat, Inc. (b)	6.500%	07/15/28	2,500,000	2,500,525
				8,694,673
Transportation — 1.0%
Alaska Airlines, Series 2020-1B (b)	4.800%	08/15/27	1,000,000	1,002,600

58 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 93.4% continued
Transportation — 1.0% continued
American Airlines, Inc. (b)	11.750%	07/15/25	$2,100,000	$1,973,559
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	86,092	82,447
Delta Air Lines, Inc.	7.375%	01/15/26	725,000	701,364
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	195,657	158,029
				3,917,999

Total Corporate Bonds
(Cost $356,038,465)				$363,654,806

Securitized — 1.5%
ABS-Other — 0.2%
Access Point Financial, Inc., Series 2017-A, Class C (b)	5.820%	04/15/29	250,000	255,305
Kabbage Funding LLC, Series 2019-1, Class D (c)	5.688%	03/15/24	250,000	150,000
Small Business Lending Trust, Series 2020-A, Class C (b)(c)	5.010%	12/15/26	550,000	324,197
				729,502
Auto Loan — 0.2%
CIG Auto Receivables Trust, Series 2017-1A, Class C (b)	5.330%	12/16/24	400,000	401,002
Skopos Auto Receivables Trust, Series 2019-1A, Class D (b)	5.240%	04/15/25	320,000	286,696
				687,698
Consumer — 1.0%
Freedom Financial, Series 2019-2, Class C (b)	4.860%	11/18/26	1,000,000	909,224
Freedom Financial, Series 2020-FP1, Class C (b)	4.370%	03/18/27	1,000,000	879,166
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (b)	4.660%	11/10/25	441,000	409,052

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 1.0% continued
Mariner Finance Issuance Trust, Series 2018-AA, Class D (b)	6.570%	11/20/30	$275,000	$262,500
Oportun Funding LLC, Series 2018-C, Class D (b)	6.790%	10/08/24	500,000	416,710
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (b)	4.950%	02/17/26	1,000,000	959,979
				3,836,631
Credit Cards — 0.1%
Fortiva Retail Credit Master Note, Series 2018-1, Class C (b)	7.730%	11/15/23	250,000	262,362

Non Agency MBS CMO — 0.0% (d)
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (b)	5.875%	06/25/48	200,000	176,975

Total Securitized
(Cost $6,435,098)				$5,693,168

	Shares	Fair Value
Registered Investment Companies — 7.6%
State Street Institutional US Government Money Market Fund, Premier Class, 0.12% (e)	24,594,334	$24,594,334
State Street Navigator Securities Lending Portfolio I, 0.37% (e)(f)	5,081,893	5,081,893

Total Registered Investment Companies
(Cost $29,676,227)		$29,676,227

Total Investment Securities — 102.5%
(Cost $392,149,790)		$399,024,201

Liabilities in Excess of Other Assets — (2.5)%		(9,631,539)

Net Assets — 100.0%		$389,392,662

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2020 was $4,976,110.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 59

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

(b)

Securities exempt from registration under Rule 144A of the Securities act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2020 was $221,618,060, representing 56.9% of net assets.

(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2020 was $2,453,927, representing 0.6% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of June 30, 2020.
(f)	This security was purchased with cash collateral held from securities on loan.

A/S — Aktieselskab

plc — Public Limited Company

See accompanying Notes to Financial Statements.

60 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2020 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	23.5%
Industrials	18.6%
Consumer Discretionary	14.3%
Consumer Staples	10.4%
Information Technology	6.6%
Real Estate	5.9%
Materials	3.9%
Utilities	3.4%
Health Care	3.3%
Communication Services	2.9%
Energy	2.2%
Registered Investment Companies	5.3%
Other
Net Other Assets (Liabilities)	-0.3%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	16.3%
Industrials	14.4%
Consumer Discretionary	11.8%
Consumer Staples	3.3%
Information Technology	13.9%
Real Estate	7.1%
Materials	4.0%
Utilities	3.6%
Health Care	20.7%
Communication Services	2.5%
Energy	2.4%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	22.0%
Industrials	17.8%
Consumer Discretionary	15.1%
Consumer Staples	8.9%
Real Estate	8.0%
Materials	5.7%
Information Technology	5.2%
Utilities	3.8%
Energy	2.2%
Health Care	2.1%
Communication Services	1.4%
Registered Investment Companies	9.3%
Other
Net Other Assets (Liabilities)	-1.5%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	14.5%
Industrials	14.8%
Consumer Discretionary	11.8%
Consumer Staples	3.3%
Real Estate	8.8%
Materials	5.2%
Information Technology	17.1%
Utilities	3.2%
Energy	2.4%
Health Care	16.0%
Communication Services	2.9%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 61

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2020 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	25.6%
Industrials	15.5%
Consumer Discretionary	14.6%
Consumer Staples	8.5%
Real Estate	7.5%
Information Technology	7.0%
Materials	4.6%
Utilities	3.8%
Energy	2.2%
Health Care	2.2%
Communication Services	1.4%
Registered Investment Companies	6.3%
Other
Net Other Assets (Liabilities)	0.8%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	11.4%
Industrials	14.8%
Consumer Discretionary	11.1%
Consumer Staples	4.4%
Real Estate	7.7%
Information Technology	19.6%
Materials	5.1%
Utilities	5.9%
Energy	3.0%
Health Care	13.0%
Communication Services	4.0%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	24.3%
Health Care	14.7%
Consumer Staples	14.0%
Consumer Discretionary	14.0%
Communication Services	11.3%
Information Technology	7.8%
Industrials	5.2%
Materials	2.8%
Energy	2.4%
Real Estate	1.0%
Registered Investment Companies	5.0%
Other
Net Other Assets (Liabilities)	-2.5%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	10.2%
Health Care	14.6%
Consumer Staples	5.9%
Consumer Discretionary	11.9%
Communication Services	10.2%
Information Technology	27.4%
Industrials	8.4%
Materials	2.6%
Energy	2.6%
Real Estate	3.4%
Utilities	2.8%
100.0%

62 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2020 (Unaudited)

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	32.2%
Industrials	18.0%
Consumer Discretionary	16.5%
Consumer Staples	12.7%
Information Technology	6.5%
Communication Services	6.3%
Materials	2.3%
Health Care	2.1%
Registered Investment Companies	4.9%
Other
Net Other Assets (Liabilities)	-1.5%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	10.5%
Industrials	8.8%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Information Technology	26.6%
Communication Services	9.7%
Materials	2.7%
Health Care	14.9%
Real Estate	3.6%
Utilities	3.0%
Energy	2.6%
100.0%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	26.1%
Health Care	12.2%
Communication Services	10.0%
Information Technology	9.8%
Consumer Discretionary	8.8%
Industrials	8.6%
Materials	5.2%
Consumer Staples	4.9%
Energy	2.5%
Registered Investment Companies	35.7%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-6.7%
Industrials	-5.0%
Financials	-4.9%
Information Technology	-4.8%
Consumer Staples	-4.1%
Communication Services	-0.9%
Health Care	-0.9%
Utilities	-0.8%
Real Estate	-0.3%
Materials	-0.2%
Other
Segregated Cash With Custodian	29.2%
Net Other Assets (Liabilities)	-24.4%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	10.2%
Health Care	14.6%
Communication Services	10.2%
Information Technology	27.4%
Consumer Discretionary	11.9%
Industrials	8.4%
Materials	2.6%
Consumer Staples	5.9%
Energy	2.6%
Real Estate	3.4%
Utilities	2.8%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2020 (Unaudited)

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Information Technology	18.2%
Communication Services	16.9%
Health Care	15.7%
Financials	14.8%
Industrials	13.9%
Consumer Discretionary	6.4%
Materials	5.3%
Consumer Staples	3.9%
Real Estate	3.1%
Energy	1.2%
Utilities	0.4%
Registered Investment Companies	40.3%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-5.5%
Information Technology	-3.9%
Financials	-3.8%
Health Care	-1.8%
Consumer Staples	-0.9%
Communication Services	-0.6%
Industrials	-0.6%
Real Estate	-0.6%
Utilities	-0.2%
Other
Segregated Cash With Custodian	6.4%
Net Other Assets (Liabilities)	-28.6%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Information Technology	26.6%
Communication Services	9.7%
Health Care	14.9%
Financials	10.5%
Industrials	8.8%
Consumer Discretionary	11.9%
Materials	2.7%
Consumer Staples	5.7%
Real Estate	3.6%
Energy	2.6%
Utilities	3.0%
100.0%

Diamond Hill Global Fund
Sector Allocation	% of Net Assets
Financials	30.0%
Consumer Discretionary	16.0%
Consumer Staples	14.9%
Industrials	12.6%
Information Technology	11.0%
Communication Services	10.2%
Materials	2.3%
Registered Investment Companies	6.3%
Other
Net Other Assets (Liabilities)	-3.3%
100.0%

Morningstar Global Markets Index Sector Allocation	% of Index
Financials	13.5%
Consumer Discretionary	12.1%
Consumer Staples	7.5%
Industrials	10.4%
Information Technology	19.7%
Communication Services	8.6%
Materials	5.0%
Health Care	12.7%
Real Estate	3.7%
Energy	3.4%
Utilities	3.4%
100.0%

64 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2020 (Unaudited)

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Communication Services	21.8%
Consumer Staples	17.9%
Financials	17.7%
Health Care	11.5%
Industrials	10.1%
Information Technology	9.2%
Consumer Discretionary	7.7%
Real Estate	1.4%
Materials	1.3%
Registered Investment Companies	4.4%
Other
Net Other Assets (Liabilities)	-3.0%
100.0%

Morningstar Global Markets ex U.S. Index Sector Allocation	% of Index
Communication Services	7.0%
Consumer Staples	9.5%
Financials	17.4%
Health Care	10.4%
Industrials	12.9%
Information Technology	10.7%
Consumer Discretionary	12.3%
Real Estate	4.0%
Materials	7.9%
Energy	4.4%
Utilities	3.5%
100.0%

Diamond Hill Short Duration Total Return Fund
Sector Allocation	% of Net Assets
Securitized	88.0%
Corporate Credit	1.8%
Registered Investment Companies	9.0%
Other
Net Other Assets (Liabilities)	1.2%
100.0%

Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index Sector Allocation	% of Index
Treasury	65.0%
Corporate Credit	24.1%
Non-Corporate Credit	7.1%
Agency	3.8%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	63.8%
Treasury	16.8%
Corporate Credit	18.1%
Government Related	0.6%
Registered Investment Companies	7.2%
Other
Net Other Assets (Liabilities)	-6.5%
100.0%

Bloomberg Barclays U.S. Aggregate Index Sector Allocation	% of Index
Treasury	37.2%
Agency	1.5%
Agency RMBS/CMBS	27.7%
Asset-Backed Securities	0.4%
Non-Agency RMBS/CMBS	1.3%
Corporate Credit	27.4%
Non-Corporate Credit	4.5%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2020 (Unaudited)

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Retail	10.7%
Financial Services	10.3%
Energy	8.5%
Banking	7.2%
Basic Industry	6.0%
Consumer Goods	6.0%
Media	5.8%
Leisure	5.2%
Insurance	4.7%
Services	4.2%
Automotive	4.0%
Capital Goods	3.8%
Health Care	2.9%
Real Estate	2.5%
Telecommunications	1.9%
Technology & Electronics	1.7%
Transportation	1.4%
Registered Investment Companies	16.8%
Other
Collateralized Debt Obligations	0.1%
Net Other Assets (Liabilities)	-3.7%
100.0%

ICE BofA U.S. Corporate & High Yield Index Sector Allocation	% of Index
Retail	3.8%
Financial Services	2.7%
Energy	10.2%
Banking	18.5%
Basic Industry	5.2%
Consumer Goods	6.1%
Media	4.4%
Leisure	1.2%
Insurance	3.7%
Services	1.8%
Automotive	2.6%
Capital Goods	5.1%
Health Care	9.6%
Real Estate	2.4%
Telecommunications	5.1%
Technology & Electronics	7.7%
Transportation	2.3%
Utility	7.6%
100.0%

Diamond Hill High Yield Fund
Sector Allocation	% of Net Assets
Retail	12.1%
Financial Services	10.6%
Energy	9.7%
Leisure	8.2%
Basic Industry	7.1%
Consumer Goods	6.6%
Banking	5.3%
Services	5.2%
Insurance	4.9%
Media	4.8%
Automotive	4.3%
Capital Goods	3.5%
Real Estate	3.1%
Health Care	3.1%
Telecommunications	2.2%
Technology & Electronics	1.7%
Transportation	1.0%
Consumer	1.0%
ABS - Other	0.2%
Auto Loan	0.2%
Credit Cards	0.1%
Registered Investment Companies	7.6%
Other
Net Other Assets (Liabilities)	-2.5%
100.0%

ICE BofA U.S. High Yield Index Sector Allocation	% of Index
Retail	4.8%
Financial Services	3.8%
Energy	12.9%
Leisure	5.5%
Basic Industry	10.3%
Consumer Goods	5.2%
Banking	1.8%
Services	5.4%
Insurance	1.0%
Media	9.7%
Automotive	5.4%
Capital Goods	5.9%
Real Estate	2.1%
Health Care	9.5%
Telecommunications	8.1%
Technology & Electronics	4.5%
Transportation	1.2%
Utility	2.9%
100.0%

66 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2020 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$419,212,030	$1,721,377,651	$246,789,246
Investment in affiliated securities, at cost	—	26,111,310	1,598,461
Investment in unaffiliated securities, at fair value*	$457,995,186	$1,650,720,437	$230,851,331
Investment affiliated securities, at fair value	—	25,116,803	1,533,476
Cash	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	266,720	3,999,348	563,809
Receivable for investments sold	2,737,148	—	1,699,294
Receivable for dividends and interest	478,131	1,935,289	271,553
Tax reclaims receivable	—	—	—
Prepaid expenses and other assets	274	3,037	—
Total Assets	461,477,459	1,681,774,914	234,919,463

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $621,846,744, $6,830,622, $—, $— and $—)	—	—	—
Payable for securities purchased	—	7,308,333	188,548
Payable for fund shares redeemed	698,694	3,607,305	192,628
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	3,485,598	18,485,780	41,013
Payable to Investment Adviser	317,552	1,023,268	118,909
Payable to Administrator	65,561	166,437	32,492
Accrued distribution and service fees	29,067	41,636	6,076
Other accrued expenses	—	—	326
Total Liabilities	4,596,472	30,632,759	579,992

Net Assets	$456,880,987	$1,651,142,155	$234,339,471

Components of Net Assets
Paid-in capital	$360,961,504	$1,760,787,704	$272,986,018
Distributable earnings (accumulated deficit)	95,919,483	(109,645,549)	(38,646,547)
Net Assets	$456,880,987	$1,651,142,155	$234,339,471
Net Assets
Class A Shares	$106,918,339	$135,561,112	$28,529,369
Class C Shares	$7,276,713	$15,388,853	$—
Class I Shares	$294,208,039	$782,835,468	$183,057,841
Class Y Shares	$48,477,896	$717,356,722	$22,752,261
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	4,613,892	7,780,482	2,582,233
Class C Shares	373,887	981,757	—
Class I Shares	12,463,370	44,416,197	16,492,667
Class Y Shares	2,050,623	40,590,728	2,042,460
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$23.17	$17.42	$11.05
Class C Shares(A)	$19.46	$15.67	$—
Class I Shares	$23.61	$17.63	$11.10
Class Y Shares	$23.64	$17.67	$11.14
Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$24.39	$18.34	$11.63
* Includes value of securities on loan	$4,606,563	$50,711,698	$532,175

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Large Cap Fund	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund	International Fund	Short Duration Total Return Fund

$5,228,220,824	$237,840,394	$2,277,976,289	$53,932,147	$17,773,505	$13,690,049	$875,522,625
—	—	44,058,959	—	—	—	—
$6,369,320,149	$247,363,324	$2,633,521,297	$57,638,234	$16,430,222	$12,795,598	$845,562,764
—	—	42,431,284	—	—	—	—
—	—	—	36	4	36,942	—
—	—	630,706,531	2,651,701	—	—	—
6,323,508	345	12,583,078	22,791	—	—	5,274,462
1,820,016	—	12,120,525	92,097	—	—	6,508,603
6,388,181	155,117	1,613,425	24,892	8,822	16,131	1,605,327
—	—	—	1,739	3,926	4,857	—
14,562	90	4,751	—	—	—	951
6,383,866,416	247,518,876	3,332,980,891	60,431,490	16,442,974	12,853,528	858,952,107

—	—	618,543,415	7,381,717	—	—	—
3,070,764	646,618	3,582,304	77,041	44,492	—	481,069
6,260,789	131,942	6,724,891	50,367	6,800	—	1,487,262
—	—	592,924	15,275	—	—	—
155,153,658	2,808,515	540,661,960	11,724,651	471,107	425,212	1,304,315
2,561,999	144,291	1,672,279	33,842	8,850	6,814	233,623
772,518	25,201	314,976	4,851	1,067	790	96,321
255,777	4,070	58,162	2,370	21	49	9,822
—	310	—	2,567	3,243	1,666	—
168,075,505	3,760,947	1,172,150,911	19,292,681	535,580	434,531	3,612,412

$6,215,790,911	$243,757,929	$2,160,829,980	$41,138,809	$15,907,394	$12,418,997	$855,339,695

$5,114,021,140	$246,164,058	$1,804,106,635	$41,553,988	$18,820,176	$13,328,876	$892,824,021
1,101,769,771	(2,406,129)	356,723,345	(415,179)	(2,912,782)	(909,879)	(37,484,326)
$6,215,790,911	$243,757,929	$2,160,829,980	$41,138,809	$15,907,394	$12,418,997	$855,339,695

$973,752,387	$7,747,222	$162,723,298	$7,472,369	$88,072	$259,963	$49,243,589
$62,213,196	$2,812,782	$27,340,971	$841,977	$—	$—	$—
$3,852,309,815	$132,096,439	$1,901,069,747	$17,899,960	$3,460,174	$2,119,840	$614,324,426
$1,327,515,513	$101,101,486	$69,695,964	$14,924,503	$12,359,148	$10,039,194	$191,771,680

39,100,033	584,694	7,128,197	373,948	7,354	21,127	5,097,792
2,656,100	229,955	1,369,392	45,273	—	—	—
153,481,717	9,865,595	81,041,303	880,370	287,915	171,869	63,581,590
52,839,116	7,523,227	2,957,128	730,826	1,026,924	813,612	19,830,605

$24.90	$13.25	$22.83	$19.98	$11.98	$12.30	$9.66
$23.42	$12.23	$19.97	$18.60	$—	$—	$—
$25.10	$13.39	$23.46	$20.33	$12.02	$12.33	$9.66
$25.12	$13.44	$23.57	$20.42	$12.04	$12.34	$9.67

5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.25%
$26.21	$13.95	$24.03	$21.03	$12.61	$12.95	$9.88
$209,404,947	$2,657,290	$534,557,985	$11,610,983	$826,522	$592,102	$1,271,461

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
June 30, 2020 (Unaudited)

	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Assets
Investment in unaffiliated securities, at cost	$209,562,032	$1,431,713,310	$392,149,790
Investment in unaffiliated securities, at fair value*	$218,890,337	$1,417,641,548	$399,024,201
Receivable for fund shares issued	218,248	3,135,896	758,393
Receivable for investments sold	—	30,849,617	10,306,701
Receivable for dividends and interest	803,691	14,990,684	4,935,433
Prepaid expenses and other assets	—	2,143	—
Total Assets	219,912,276	1,466,619,888	415,024,728

Liabilities
Payable for securities purchased	3,228,846	45,108,402	17,136,443
Payable for fund shares redeemed	193,479	1,058,274	3,201,713
Payable for return of collateral received for securities on loan	10,788,480	52,908,235	5,081,893
Payable to Investment Adviser	50,385	492,568	154,457
Payable to Administrator	22,884	184,124	52,402
Accrued distribution and service fees	3,227	52,226	5,102
Other accrued expenses	416	—	56
Total Liabilities	14,287,717	99,803,829	25,632,066

Net Assets	$205,624,559	$1,366,816,059	$389,392,662

Components of Net Assets
Paid-in capital	$196,351,613	$1,389,724,006	$371,804,371
Distributable earnings (accumulated deficit)	9,272,946	(22,907,947)	17,588,291
Net Assets	$205,624,559	$1,366,816,059	$389,392,662
Net Assets
Class A Shares	$15,863,370	$138,070,226	$26,969,926
Class C Shares	$—	$29,097,778	$—
Class I Shares	$126,065,404	$1,122,216,323	$352,929,830
Class Y Shares	$63,695,785	$77,431,732	$9,492,906
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	1,482,458	12,475,374	2,495,375
Class C Shares	—	2,639,815	—
Class I Shares	11,781,179	101,746,727	32,632,904
Class Y Shares	5,948,763	7,023,047	877,126
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.70	$11.07	$10.81
Class C Shares(A)	$—	$11.02	$—
Class I Shares	$10.70	$11.03	$10.82
Class Y Shares	$10.71	$11.03	$10.82
Maximum Offering Price
Maximum sales charge — Class A Shares	3.50%	3.50%	3.50%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$11.09	$11.47	$11.20
* Includes value of securities on loan	$15,146,504	$51,821,468	$4,976,110

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2020 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	All Cap Select Fund
Investment Income
Dividends	$4,164,527	$15,282,210	$1,804,639	$64,490,336	$1,961,522
Income distributions from affiliated investments	—	553,728	32,960	—	—
Securities lending income	136,527	254,653	8,592	67,404	22,052
Foreign taxes withheld	—	(9,169)	—	(46,292)	(1,890)
Total Investment Income	4,301,054	16,081,422	1,846,191	64,511,448	1,981,684

Expenses
Investment advisory fees	2,165,285	7,010,300	630,947	15,077,345	835,435
Administration fees	445,881	1,094,264	172,184	4,533,587	148,167
Distribution and service fees — Class A	154,441	178,023	34,612	1,283,420	10,516
Distribution and service fees — Class C	45,627	87,205	—	342,720	15,896
Other fees	600	764	599	599	599
Total Expenses	2,811,834	8,370,556	838,342	21,237,671	1,010,613
Advisory fees waived by Adviser	—	(54,166)	(3,268)	—	—
Net Expenses	2,811,834	8,316,390	835,074	21,237,671	1,010,613

Net Investment Income	1,489,220	7,765,032	1,011,117	43,273,777	971,071

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	57,063,050	(34,312,025)	(23,341,484)	(65,893,918)	(7,842,235)
Net realized losses on sales from affiliated investments	—	(9,028)	(75,396)	—	—
Net realized gains from in-kind redemptions	—	16,852,506	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(236,488,904)	(552,517,295)	(43,360,932)	(892,506,871)	(35,742,240)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(1,179,387)	(69,488)	—	—
Net Realized and Unrealized Losses on Investments	(179,425,854)	(571,165,229)	(66,847,300)	(958,400,789)	(43,584,475)

Change in Net Assets from Operations	$(177,936,634)	$(563,400,197)	$(65,836,183)	$(915,127,012)	$(42,613,404)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2020 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Global Fund	International Fund
Investment Income
Dividends	$24,625,330	$307,653	$158,857	$137,703
Income distributions from affiliated investments	1,060,675	—	—	—
Rebates on short sales, net of fees	2,015,259	18,077
Securities lending income	999,580	24,224	1,214	833
Interest	—	16,944	—	—
Foreign taxes withheld	—	(1,944)	(7,274)	(13,620)
Total Investment Income	28,700,844	364,954	152,797	124,916

Expenses
Investment advisory fees	12,588,954	251,013	57,323	40,113
Administration fees	2,302,689	37,336	7,302	4,613
Distribution and service fees — Class A	233,571	10,334	119	195
Distribution and service fees — Class C	164,414	5,440	—	—
Other fees	599	1,712	2,184	1,138
Dividend expense	6,768,122	81,389	—	—
Total Expenses	22,058,349	387,224	66,928	46,059
Advisory fees waived by Adviser	(101,330)	—	—	—
Net Expenses	21,957,019	387,224	66,928	46,059

Net Investment Income (Loss)	6,743,825	(22,270)	85,869	78,857

Realized and Unrealized Gains (Losses) on Investments
Net realized losses on investment transactions	(23,087,206)	(2,334,880)	(1,146,868)	(172,784)
Net realized gains (losses) on closed short positions	5,738,077	(1,232,561)	—	—
Net realized losses on sales from affiliated investments	(1,055,829)	—	—	—
Net realized losses on foreign currency transactions	—	(1,102)	(1,520)	(3,581)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(513,437,449)	(7,730,401)	(3,546,524)	(2,109,565)
Net change in unrealized appreciation (depreciation) on affiliated investments	(2,006,587)	—	—	—
Net Realized and Unrealized Losses on Investments	(533,848,994)	(11,298,944)	(4,694,912)	(2,285,930)

Change in Net Assets from Operations	$(527,105,169)	$(11,321,214)	$(4,609,043)	$(2,207,073)

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2020 (Unaudited)

	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Investment Income
Dividends	$281,028	$26,467	$561,071	$35,646
Income distributions from affiliated investments	—	—	592,741	—
Securities lending income	16,696	16,959	79,728	5,984
Interest	16,526,497	2,277,167	32,031,029	7,711,872
Foreign taxes withheld	—	(24)	—	—
Total Investment Income	16,824,221	2,320,569	33,264,569	7,753,502

Expenses
Investment advisory fees	1,404,149	236,806	2,620,483	575,502
Administration fees	573,634	101,333	973,093	191,105
Distribution and service fees — Class A	66,641	9,436	153,228	24,010
Distribution and service fees — Class C	—	—	133,726	—
Borrowing costs	53,171	—	—	—
Other fees	599	599	925	599
Total Expenses	2,098,194	348,174	3,881,455	791,216
Advisory fees waived by Adviser	—	—	(60,152)	—
Net Expenses	2,098,194	348,174	3,821,303	791,216

Net Investment Income	14,726,027	1,972,395	29,443,266	6,962,286

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(7,621,388)	200,120	(9,574,539)	9,844,971
Net realized losses on sales from affiliated investments	—	—	(4,046,880)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(31,514,904)	7,725,904	(27,711,238)	4,827,056
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	(149,053)	—
Net Realized and Unrealized Gains (Losses) on Investments	(39,136,292)	7,926,024	(41,481,710)	14,672,027

Change in Net Assets from Operations	$(24,410,265)	$9,898,419	$(12,038,444)	$21,634,313

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income	$1,489,220	$3,886,777	$7,765,032	$12,086,663
Net realized gains (losses) on investment transactions	57,063,050	43,407,684	(17,459,519)	108,293,002
Net realized gains (losses) on sales from affiliated investments	—	71,515	(9,028)	—
Net change in unrealized appreciation (depreciation) on investments	(236,488,904)	134,547,685	(553,696,682)	427,060,978
Change in Net Assets from Operations	(177,936,634)	181,913,661	(563,400,197)	547,440,643

Distributions to Shareholders
Class A	—	(11,081,916)	—	(8,510,329)
Class C	—	(914,244)	—	(1,042,724)
Class I	—	(32,495,066)	—	(53,022,453)
Class Y	—	(7,210,933)	—	(56,784,896)
Change in Net Assets from Distributions to Shareholders	—	(51,702,159)	—	(119,360,402)
Change in Net Assets from Capital Transactions	(118,065,856)	(397,795,555)	(221,920,102)	4,058,507

Total Change in Net Assets	(296,002,490)	(267,584,053)	(785,320,299)	432,138,748

Net Assets:
Beginning of period	752,883,477	1,020,467,530	2,436,462,454	2,004,323,706
End of period	$456,880,987	$752,883,477	$1,651,142,155	$2,436,462,454

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$15,125,226	$40,572,163	$16,448,824	$19,071,426
Reinvested distributions	—	9,218,750	—	8,403,243
Payments for shares redeemed	(31,445,023)	(127,190,166)	(24,217,638)	(41,483,324)
Change in Net Assets from Class A Share Transactions	(16,319,797)	(77,399,253)	(7,768,814)	(14,008,655)
Class C
Proceeds from shares sold	287,295	180,767	348,408	1,276,636
Reinvested distributions	—	868,236	—	943,392
Payments for shares redeemed	(3,110,820)	(15,421,215)	(2,977,991)	(9,570,431)
Change in Net Assets from Class C Share Transactions	(2,823,525)	(14,372,212)	(2,629,583)	(7,350,403)
Class I
Proceeds from shares sold	68,610,961	102,690,833	220,519,286	166,954,890
Reinvested distributions	—	29,931,706	—	45,265,874
Payments for shares redeemed	(130,572,534)	(377,598,787)	(269,375,119)	(210,272,651)
Change in Net Assets from Class I Share Transactions	(61,961,573)	(244,976,248)	(48,855,833)	1,948,113
Class Y
Proceeds from shares sold	9,470,111	21,087,012	88,727,677	132,509,204
Reinvested distributions	—	7,178,960	—	54,789,928
Payments for shares redeemed	(46,431,072)	(89,313,814)	(251,393,549)	(163,829,680)
Change in Net Assets from Class Y Share Transactions	(36,960,961)	(61,047,842)	(162,665,872)	23,469,452
Change in Net Assets from Capital Transactions	$(118,065,856)	$(397,795,555)	$(221,920,102)	$4,058,507
Share Transactions:
Class A
Issued	699,869	1,333,737	1,021,427	887,064
Reinvested	—	296,221	—	375,472
Redeemed	(1,379,923)	(4,136,880)	(1,389,671)	(1,937,682)
Change in Shares Outstanding	(680,054)	(2,506,922)	(368,244)	(675,146)
Class C
Issued	15,674	6,934	21,011	64,646
Reinvested	—	33,444	—	47,005
Redeemed	(154,499)	(594,042)	(191,035)	(489,352)
Change in Shares Outstanding	(138,825)	(553,664)	(170,024)	(377,701)
Class I
Issued	3,152,053	3,294,020	12,873,270	7,731,393
Reinvested	—	943,203	—	1,997,774
Redeemed	(5,452,083)	(12,106,669)	(15,905,772)	(9,684,134)
Change in Shares Outstanding	(2,300,030)	(7,869,446)	(3,032,502)	45,033
Class Y
Issued	417,434	665,331	5,032,080	6,120,553
Reinvested	—	225,846	—	2,411,139
Redeemed	(1,670,067)	(2,849,504)	(14,673,972)	(7,506,290)
Change in Shares Outstanding	(1,252,633)	(1,958,327)	(9,641,892)	1,025,402
Change in Total Shares Outstanding	(4,371,542)	(12,888,359)	(13,212,662)	17,588

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income	$1,011,117	$1,127,923	$43,273,777	$76,750,034
Net realized gains (losses) on investment transactions	(23,341,484)	4,287,802	(65,893,918)	153,325,517
Net realized losses on sales from affiliated investments	(75,396)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(43,430,420)	29,195,781	(892,506,871)	1,396,404,458
Change in Net Assets from Operations	(65,836,183)	34,611,506	(915,127,012)	1,626,480,009

Distributions to Shareholders
Class A	—	(565,161)	—	(54,024,543)
Class C	—	—	—	(3,228,719)
Class I	—	(3,624,271)	—	(179,345,975)
Class Y	—	(428,127)	—	(72,817,302)
Change in Net Assets from Distributions to Shareholders	—	(4,617,559)	—	(309,416,539)
Change in Net Assets from Capital Transactions	70,188,955	96,102,055	358,096,214	369,588,329

Total Change in Net Assets	4,352,772	129,096,002	(557,030,798)	1,686,651,799

Net Assets:
Beginning of period	229,986,699	103,890,697	6,772,821,709	5,086,169,910
End of period	$234,339,471	$229,986,699	$6,215,790,911	$6,772,821,709

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$8,616,268	$13,900,679	$73,794,067	$130,379,141
Reinvested distributions	—	524,072	—	53,321,788
Payments for shares redeemed	(5,137,063)	(8,830,284)	(173,940,383)	(234,420,865)
Change in Net Assets from Class A Share Transactions	3,479,205	5,594,467	(100,146,316)	(50,719,936)
Class C
Proceeds from shares sold	—	—	4,234,813	13,866,584
Reinvested distributions	—	—	—	2,984,735
Payments for shares redeemed	—	—	(13,655,126)	(36,940,608)
Change in Net Assets from Class C Share Transactions	—	—	(9,420,313)	(20,089,289)
Class I
Proceeds from shares sold	127,440,814	144,323,693	1,188,099,035	1,280,093,450
Reinvested distributions	—	3,394,634	—	130,477,136
Payments for shares redeemed	(68,330,659)	(44,342,499)	(685,031,157)	(1,273,672,485)
Change in Net Assets from Class I Share Transactions	59,110,155	103,375,828	503,067,878	136,898,101
Class Y
Proceeds from shares sold	9,138,496	6,533,676	174,696,365	419,841,438
Reinvested distributions	—	428,127	—	69,292,612
Payments for shares redeemed	(1,538,901)	(19,830,043)	(210,101,400)	(185,634,597)
Change in Net Assets from Class Y Share Transactions	7,599,595	(12,868,240)	(35,405,035)	303,499,453
Change in Net Assets from Capital Transactions	$70,188,955	$96,102,055	$358,096,214	$369,588,329
Share Transactions:
Class A
Issued	832,205	1,011,685	3,027,849	4,792,494
Reinvested	—	36,074	—	1,847,890
Redeemed	(435,244)	(636,358)	(7,015,476)	(8,612,249)
Change in Shares Outstanding	396,961	411,401	(3,987,627)	(1,971,865)
Class C
Issued	—	—	174,347	540,314
Reinvested	—	—	—	110,194
Redeemed	—	—	(598,477)	(1,468,691)
Change in Shares Outstanding	—	—	(424,130)	(818,183)
Class I
Issued	11,126,778	10,415,779	48,265,580	47,317,625
Reinvested	—	232,262	—	4,483,819
Redeemed	(6,721,426)	(3,178,229)	(28,278,593)	(47,651,984)
Change in Shares Outstanding	4,405,352	7,469,812	19,986,987	4,149,460
Class Y
Issued	780,254	469,310	7,122,492	15,230,940
Reinvested	—	29,197	—	2,377,859
Redeemed	(126,107)	(1,433,038)	(8,217,228)	(6,736,458)
Change in Shares Outstanding	654,147	(934,531)	(1,094,736)	10,872,341
Change in Total Shares Outstanding	5,456,460	6,946,682	14,480,494	12,231,753

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income	$971,071	$1,696,753	$6,743,825	$29,304,389
Net realized gains (losses) on investment transactions	(7,842,235)	(5,032,474)	(23,087,206)	258,373,667
Net realized gains (losses) on closed short positions	—	—	5,738,077	(10,450,631)
Net realized gains (losses) on sales from affiliated investments	—	—	(1,055,829)	217,544
Net change in unrealized appreciation (depreciation) on investments	(35,742,240)	63,270,956	(515,444,036)	475,912,701
Change in Net Assets from Operations	(42,613,404)	59,935,235	(527,105,169)	753,357,670

Distributions to Shareholders
Class A	—	(212,393)	—	(14,200,792)
Class C	—	(96,609)	—	(2,603,566)
Class I	—	(2,860,902)	—	(182,341,938)
Class Y	—	(1,564,705)	—	(18,201,675)
Change in Net Assets from Distributions to Shareholders	—	(4,734,609)	—	(217,347,971)
Change in Net Assets from Capital Transactions	14,021,617	21,447,359	(840,082,204)	(602,354,115)

Total Change in Net Assets	(28,591,787)	76,647,985	(1,367,187,373)	(66,344,416)

Net Assets:
Beginning of period	272,349,716	195,701,731	3,528,017,353	3,594,361,769
End of period	$243,757,929	$272,349,716	$2,160,829,980	$3,528,017,353

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$402,232	$2,713,138	$14,525,432	$68,264,153
Reinvested distributions	—	202,386	—	12,806,230
Payments for shares redeemed	(1,715,073)	(3,246,105)	(53,502,437)	(62,919,872)
Change in Net Assets from Class A Share Transactions	(1,312,841)	(330,581)	(38,977,005)	18,150,511
Class C
Proceeds from shares sold	72,775	490,191	1,247,400	2,181,254
Reinvested distributions	—	86,185	—	2,322,234
Payments for shares redeemed	(1,276,759)	(4,283,014)	(9,815,746)	(54,901,135)
Change in Net Assets from Class C Share Transactions	(1,203,984)	(3,706,638)	(8,568,346)	(50,397,647)
Class I
Proceeds from shares sold	29,661,188	30,864,663	344,063,614	654,036,936
Reinvested distributions	—	2,785,198	—	132,497,687
Payments for shares redeemed	(26,658,397)	(28,499,677)	(960,334,026)	(1,398,453,685)
Change in Net Assets from Class I Share Transactions	3,002,791	5,150,184	(616,270,412)	(611,919,062)
Class Y
Proceeds from shares sold	20,316,304	30,239,702	8,847,039	372,508,150
Reinvested distributions	—	1,537,009	—	13,026,467
Payments for shares redeemed	(6,780,653)	(11,442,317)	(185,113,480)	(343,722,534)
Change in Net Assets from Class Y Share Transactions	13,535,651	20,334,394	(176,266,441)	41,812,083
Change in Net Assets from Capital Transactions	$14,021,617	$21,447,359	$(840,082,204)	$(602,354,115)
Share Transactions:
Class A
Issued	30,684	182,077	630,679	2,587,425
Reinvested	—	12,578	—	486,718
Redeemed	(129,251)	(220,262)	(2,424,285)	(2,444,510)
Change in Shares Outstanding	(98,567)	(25,607)	(1,793,606)	629,633
Class C
Issued	6,033	35,925	59,162	94,412
Reinvested	—	5,780	—	101,142
Redeemed	(92,892)	(312,776)	(498,281)	(2,369,257)
Change in Shares Outstanding	(86,859)	(271,071)	(439,119)	(2,173,703)
Class I
Issued	2,707,083	2,083,187	14,529,174	24,748,870
Reinvested	—	171,608	—	4,901,190
Redeemed	(2,192,088)	(1,911,294)	(43,199,257)	(53,316,381)
Change in Shares Outstanding	514,995	343,501	(28,670,083)	(23,666,321)
Class Y
Issued	1,659,208	1,917,982	347,750	14,132,854
Reinvested	—	94,411	—	479,280
Redeemed	(487,542)	(778,981)	(8,158,260)	(12,987,277)
Change in Shares Outstanding	1,171,666	1,233,412	(7,810,510)	1,624,857
Change in Total Shares Outstanding	1,501,235	1,280,235	(38,713,318)	(23,585,534)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Global Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income (loss)	$(22,270)	$103,223	$85,869	$238,174
Net realized gains (losses) on investment transactions	(2,334,880)	6,019,111	(1,146,868)	(545,811)
Net realized losses on closed short positions	(1,232,561)	(1,297,905)	—	—
Net realized gains (losses) on foreign currency transactions	(1,102)	23	(1,520)	(2,919)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,730,401)	11,101,262	(3,546,524)	5,007,625
Change in Net Assets from Operations	(11,321,214)	15,925,714	(4,609,043)	4,697,069

Distributions to Shareholders
Class A	—	(510,119)	—	(849)
Class C	—	(69,065)	—	—
Class I	—	(2,239,693)	—	(63,955)
Class Y	—	(990,738)	—	(175,824)
Change in Net Assets from Distributions to Shareholders	—	3,809,615	—	(240,628)
Change in Net Assets from Capital Transactions	(24,111,357)	9,402,607	(1,338,557)	2,679,247

Total Change in Net Assets	(35,432,571)	21,518,706	(5,947,600)	7,135,688

Net Assets:
Beginning of period	76,571,380	55,052,674	21,854,994	14,719,306
End of period	$41,138,809	$76,571,380	$15,907,394	$21,854,994

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Global Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$624,366	$1,571,272	$22,000	$64,243
Reinvested distributions	—	469,247	—	849
Payments for shares redeemed	(2,378,153)	(2,905,577)	(23,877)	(41,469)
Net Assets received in conjunction with fund merger	—	5,169,992	—	—
Change in Net Assets from Class A Share Transactions	(1,753,787)	4,305,434	(1,877)	23,623
Class C
Proceeds from shares sold	3,000	49,128	—	—
Reinvested distributions	—	63,984	—	—
Payments for shares redeemed	(311,772)	(1,558,534)	—	—
Net Assets received in conjunction with fund mergers	—	1,370,862	—	—
Change in Net Assets from Class C Share Transactions	(308,772)	(74,560)	—	—
Class I
Proceeds from shares sold	1,127,315	2,990,450	199,699	1,307,952
Reinvested distributions	—	2,127,614	—	63,955
Payments for shares redeemed	(21,480,210)	(15,001,293)	(1,540,950)	(966,146)
Net Assets received in conjunction with fund mergers	—	16,194,234	—	—
Change in Net Assets from Class I Share Transactions	(20,352,895)	6,311,005	(1,341,251)	405,761
Class Y
Proceeds from shares sold	124,134	1,214,334	281,533	2,115,001
Reinvested distributions	—	990,738	—	175,824
Payments for shares redeemed	(1,820,037)	(3,344,344)	(276,962)	(40,962)
Change in Net Assets from Class Y Share Transactions	(1,695,903)	(1,139,272)	4,571	2,249,863
Change in Net Assets from Capital Transactions	$(24,111,357)	$9,402,607	$(1,338,557)	$2,679,247

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Global Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Share Transactions:
Class A
Issued	32,762	69,525	1,956	4,785
Reinvested	—	20,143	—	57
Redeemed	(112,989)	(128,701)	(1,956)	(3,103)
Received in conjunction with fund merger	—	239,409	—	—
Change in Shares Outstanding	(80,227)	200,376	—	1,739
Class C
Issued	160	2,399	—	—
Reinvested	—	2,947	—	—
Redeemed	(17,359)	(73,786)	—	—
Received in conjunction with fund merger	—	67,645	—	—
Change in Shares Outstanding	(17,199)	(795)	—	—
Class I
Issued	51,771	131,536	13,134	94,181
Reinvested	—	89,717	—	4,249
Redeemed	(1,067,701)	(652,708)	(137,354)	(66,115)
Received in conjunction with fund merger	—	738,570	—	—
Change in Shares Outstanding	(1,015,930)	307,115	(124,220)	32,315
Class Y
Issued	6,363	52,685	20,296	146,805
Reinvested	—	41,587	—	11,675
Redeemed	(87,085)	(142,215)	(22,013)	(2,988)
Change in Shares Outstanding	(80,722)	(47,943)	(1,717)	155,492
Change in Total Shares Outstanding	(1,194,078)	458,753	(125,937)	189,546

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Total Return Fund
	For the six months ended June 30, 2020 (Unaudited)	For the period ended December 31, 2019 (A)	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income	$78,857	$41,735	$14,726,027	$27,371,810
Net realized gains (losses) on investment transactions	(172,784)	96,557	(7,621,388)	1,015,899
Net realized losses on foreign currency transactions	(3,581)	(4,314)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,109,565)	988,061	(31,514,904)	2,725,507
Change in Net Assets from Operations	(2,207,073)	1,122,039	(24,410,265)	31,113,216

Distributions to Shareholders
Class A	—	(143)	(878,726)	(1,319,478)
Class I	—	(13,473)	(10,110,528)	(16,872,294)
Class Y	—	(38,282)	(3,623,594)	(9,988,734)
Change in Net Assets from Distributions to Shareholders	—	(51,898)	(14,612,848)	(28,180,506)
Change in Net Assets from Capital Transactions	1,135,777	12,420,152	85,703,740	226,459,319

Total Change in Net Assets	(1,071,296)	13,490,293	46,680,627	229,392,029

Net Assets:
Beginning of period	13,490,293	—	808,659,068	579,267,039
End of period	$12,418,997	$13,490,293	$855,339,695	$808,659,068

(A)	Inception date of the Fund is June 28, 2019. Fund commenced operations on July 1, 2019.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Total Return Fund
	For the six months ended June 30, 2020 (Unaudited)	For the period ended December 31, 2019 (A)	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$219,997	$43,301	$25,923,884	$48,113,995
Reinvested distributions	—	143	875,241	1,313,656
Payments for shares redeemed	—	—	(30,161,739)	(12,494,211)
Change in Net Assets from Class A Share Transactions	219,997	43,444	(3,362,614)	36,933,440
Class I
Proceeds from shares sold	615,098	748,412	310,172,041	319,471,858
Reinvested distributions	—	13,473	6,309,811	10,587,671
Payments for shares redeemed	(1,944,428)	(1,223,590)	(201,906,545)	(113,699,802)
Received in conjunction with fund reorganization	—	3,996,233	—	—
Change in Net Assets from Class I Share Transactions	(1,329,330)	3,534,528	114,575,307	216,359,727
Class Y
Proceeds from shares sold	2,368,614	8,803,963	78,842,592	106,606,092
Reinvested distributions	—	38,282	3,500,413	9,667,968
Payments for shares redeemed	(123,504)	(65)	(107,851,958)	(143,107,908)
Change in Net Assets from Class Y Share Transactions	2,245,110	8,842,180	(25,508,953)	(26,833,848)
Change in Net Assets from Capital Transactions	$1,135,777	$12,420,152	$85,703,740	$226,459,319
Share Transactions:
Class A
Issued	18,031	3,086	2,599,882	4,744,357
Reinvested	—	10	91,023	129,679
Redeemed	—	—	(3,103,960)	(1,233,129)
Change in Shares Outstanding	18,031	3,096	(413,055)	3,640,907
Class I
Issued	48,618	54,023	31,928,172	31,501,854
Reinvested	—	923	656,849	1,045,405
Redeemed	(137,340)	(89,355)	(21,003,237)	(11,219,030)
Received in conjunction with fund reorganization	—	295,000	—	—
Change in Shares Outstanding	(88,722)	260,591	11,581,784	21,328,229
Class Y
Issued	170,064	652,121	8,326,373	10,495,911
Reinvested	—	2,622	362,963	954,132
Redeemed	(11,190)	(5)	(11,277,566)	(14,100,128)
Change in Shares Outstanding	158,874	654,738	(2,588,230)	(2,650,085)
Change in Total Shares Outstanding	88,183	918,425	8,580,499	22,319,051

(A)	Inception date of the Fund is June 28, 2019. Fund commenced operations on July 1, 2019.

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income	$1,972,395	$2,229,170	$29,443,266	$50,736,112
Net realized gains (losses) on investment transactions	200,120	60,911	(9,574,539)	17,453,211
Net realized losses on sales from affiliated investments	—	—	(4,046,880)	—
Net change in unrealized appreciation (depreciation) on investments	7,725,904	2,528,695	(27,860,291)	42,994,443
Change in Net Assets from Operations	9,898,419	4,818,776	(12,038,444)	111,183,766

Distributions to Shareholders
Class A	(84,082)	(82,564)	(2,931,139)	(5,736,383)
Class C	—	—	(545,720)	(1,361,042)
Class I	(1,182,251)	(967,749)	(23,949,117)	(48,838,336)
Class Y	(751,707)	1,272,843	(2,001,261)	(3,543,594)
Change in Net Assets from Distributions to Shareholders	(2,018,040)	(2,323,156)	(29,427,237)	(59,479,355)
Change in Net Assets from Capital Transactions	75,695,867	64,289,996	267,554,040	345,584,960

Total Change in Net Assets	83,576,246	66,785,616	226,088,359	397,289,371

Net Assets:
Beginning of period	122,048,313	55,262,697	1,140,727,700	743,438,329
End of period	$205,624,559	$122,048,313	$1,366,816,059	$1,140,727,700

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$12,346,576	$1,354,031	$61,207,055	$84,048,110
Reinvested distributions	83,370	81,833	2,749,841	5,426,724
Payments for shares redeemed	(552,470)	(963,018)	(41,748,509)	(43,556,800)
Change in Net Assets from Class A Share Transactions	11,877,476	472,846	22,208,387	45,918,034
Class C
Proceeds from shares sold	—	—	6,037,155	7,178,621
Reinvested distributions	—	—	466,796	1,141,126
Payments for shares redeemed	—	—	(3,216,244)	(8,252,666)
Change in Net Assets from Class C Share Transactions	—	—	3,287,707	67,081
Class I
Proceeds from shares sold	69,320,649	63,249,959	511,572,261	390,481,338
Reinvested distributions	1,024,238	783,275	19,865,081	39,753,964
Payments for shares redeemed	(15,137,109)	(12,979,958)	(290,152,615)	(184,904,560)
Change in Net Assets from Class I Share Transactions	55,207,778	51,053,276	241,284,727	245,330,742
Class Y
Proceeds from shares sold	10,156,500	13,676,984	54,372,536	60,211,534
Reinvested distributions	687,791	1,272,843	1,153,475	2,650,434
Payments for shares redeemed	(2,233,678)	(2,185,953)	(54,752,792)	(8,592,865)
Change in Net Assets from Class Y Share Transactions	8,610,613	12,763,874	773,219	54,269,103
Change in Net Assets from Capital Transactions	$75,695,867	$64,289,996	$267,554,040	$345,584,960
Share Transactions:
Class A
Issued	1,174,186	134,674	5,580,907	7,393,054
Reinvested	7,900	8,134	253,725	476,584
Redeemed	(52,875)	(96,045)	(3,818,320)	(3,849,473)
Change in Shares Outstanding	1,129,211	46,763	2,016,312	4,020,165
Class C
Issued	—	—	561,114	635,280
Reinvested	—	—	43,232	100,781
Redeemed	—	—	(298,643)	(728,062)
Change in Shares Outstanding	—	—	305,703	7,999
Class I
Issued	6,627,820	6,190,313	47,568,334	34,538,089
Reinvested	97,451	77,203	1,835,417	3,507,059
Redeemed	(1,439,789)	(1,273,116)	(27,364,862)	(16,356,968)
Change in Shares Outstanding	5,285,482	4,994,400	22,038,889	21,688,180
Class Y
Issued	970,508	1,331,980	4,777,519	5,304,606
Reinvested	65,516	126,280	105,760	233,877
Redeemed	(214,675)	(213,723)	(5,079,609)	(762,895)
Change in Shares Outstanding	821,349	1,244,537	(196,330)	4,775,588
Change in Total Shares Outstanding	7,236,042	6,285,700	24,164,574	30,491,932

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	High Yield Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From Operations
Net investment income	$6,962,286	$5,645,663
Net realized gains on investment transactions	9,844,971	2,638,308
Net change in unrealized appreciation (depreciation) on investments	4,827,056	3,988,723
Change in Net Assets from Operations	21,634,313	12,272,694

Distributions to Shareholders
Class A	(518,121)	(796,983)
Class I	(6,095,367)	(4,386,518)
Class Y	(352,428)	(1,822,190)
Change in Net Assets from Distributions to Shareholders	(6,965,916)	(7,005,691)

Change in Net Assets from Capital Transactions	239,966,802	75,043,471

Total Change in Net Assets	254,635,199	80,310,474

Net Assets:
Beginning of period	134,757,463	54,446,989
End of period	$389,392,662	$134,757,463

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Statements of Changes in Net Assets

	High Yield Fund
	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Transactions
Class A
Proceeds from shares sold	$21,109,118	$24,132,673
Reinvested distributions	505,729	772,176
Payments for shares redeemed	(12,442,829)	(8,860,856)
Change in Net Assets from Class A Share Transactions	9,172,018	16,043,993
Class I
Proceeds from shares sold	301,019,895	80,759,941
Reinvested distributions	3,384,604	4,012,733
Payments for shares redeemed	(63,773,175)	(14,335,085)
Change in Net Assets from Class I Share Transactions	240,631,324	70,437,589
Class Y
Proceeds from shares sold	12,634,636	1,794,451
Reinvested distributions	352,428	1,822,190
Payments for shares redeemed	(22,823,604)	(15,054,752)
Change in Net Assets from Class Y Share Transactions	(9,836,540)	(11,438,111)
Change in Net Assets from Capital Transactions	$239,966,802	$75,043,471
Share Transactions:
Class A
Issued	2,020,452	2,209,446
Reinvested	47,765	70,396
Redeemed	(1,206,641)	(809,905)
Change in Shares Outstanding	861,576	1,469,937
Class I
Issued	29,627,299	7,403,376
Reinvested	320,415	366,633
Redeemed	(6,072,374)	(1,311,148)
Change in Shares Outstanding	23,875,340	6,458,861
Class Y
Issued	1,186,662	165,683
Reinvested	32,884	167,582
Redeemed	(2,173,590)	(1,366,303)
Change in Shares Outstanding	(954,044)	(1,033,038)
Change in Total Shares Outstanding	23,782,872	6,895,760

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 89

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$31.23	0.04	(8.10)	(8.06)	—
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12	(5.37)	(5.25)	—
For the year ended December 31, 2017	$34.39	0.06	3.55	3.61	(0.13)
For the year ended December 31, 2016	$30.89	0.00	(G)	4.36	4.36	—
For the year ended December 31, 2015	$32.61	(0.05)	(1.17)	(1.22)	(0.09)

Class C
For the six months ended June 30, 2020 (Unaudited)	$26.33	(0.04)	(6.83)	(6.87)	—
For the year ended December 31, 2019	$23.40	(0.16)	4.92	4.76	(0.00	)(G)
For the year ended December 31, 2018	$30.98	(0.17)	(4.58)	(4.75)	—
For the year ended December 31, 2017	$30.30	(0.19)	3.12	2.93	—
For the year ended December 31, 2016	$27.51	(0.23)	3.88	3.65	—
For the year ended December 31, 2015	$29.23	(0.25)	(1.06)	(1.31)	—

Class I
For the six months ended June 30, 2020 (Unaudited)	$31.77	0.08	(8.24)	(8.16)	—
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23	(5.48)	(5.25)	(0.09)
For the year ended December 31, 2017	$34.87	0.17	3.61	3.78	(0.25)
For the year ended December 31, 2016	$31.28	0.10	4.42	4.52	(0.07)
For the year ended December 31, 2015	$33.04	0.05	(1.20)	(1.15)	(0.20)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$31.80	0.09	(8.25)	(8.16)	—
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27	(5.48)	(5.21)	(0.12)
For the year ended December 31, 2017	$34.89	0.20	3.62	3.82	(0.29)
For the year ended December 31, 2016	$31.29	0.13	4.43	4.56	(0.10)
For the year ended December 31, 2015	$33.05	0.12	(1.23)	(1.11)	(0.24)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$23.17	(25.81	)%(E)	$106,918	1.26	%(F)	1.26	%(F)	0.34	%(F)	20	%(E)
(1.83)	(2.17)	$31.23	21.36%		$165,339	1.27%		1.27%		0.23%		22%
(2.83)	(2.83)	$27.54	(15.12)%		$214,831	1.25%		1.26%		0.31%		23%
(2.25)	(2.38)	$35.62	10.62%		$357,512	1.27%		1.28%		0.11%		7%
(0.86)	(0.86)	$34.39	14.10%		$439,681	1.29%		1.29%		0.00	%(H)	15%
(0.41)	(0.50)	$30.89	(3.73)%		$492,810	1.29%		1.29%		(0.15)%		17%

—	—	$19.46	(26.09	)%(E)	$7,277	2.01	%(F)	2.01	%(F)	(0.42	)%(F)	20	%(E)
(1.83)	(1.83)	$26.33	20.46%		$13,501	2.02%		2.02%		(0.59)%		22%
(2.83)	(2.83)	$23.40	(15.77)%		$24,951	2.00%		2.01%		(0.45)%		23%
(2.25)	(2.25)	$30.98	9.80%		$46,868	2.02%		2.03%		(0.67)%		7%
(0.86)	(0.86)	$30.30	13.25%		$54,664	2.04%		2.04%		(0.75)%		15%
(0.41)	(0.41)	$27.51	(4.47)%		$57,875	2.04%		2.04%		(0.87)%		17%

—	—	$23.61	(25.68	)%(E)	$294,208	0.97	%(F)	0.97	%(F)	0.62	%(F)	20	%(E)
(1.83)	(2.27)	$31.77	21.75%		$469,014	0.98%		0.98%		0.52%		22%
(2.83)	(2.92)	$27.98	(14.88)%		$633,323	0.96%		0.97%		0.64%		23%
(2.25)	(2.50)	$36.15	10.95%		$877,913	0.97%		0.98%		0.41%		7%
(0.86)	(0.93)	$34.87	14.45%		$1,073,671	0.99%		0.99%		0.32%		15%
(0.41)	(0.61)	$31.28	(3.47)%		$882,350	1.02%		1.02%		0.16%		17%

—	—	$23.64	(25.66	)%(E)	$48,478	0.85	%(F)	0.85	%(F)	0.71	%(F)	20	%(E)
(1.83)	(2.31)	$31.80	21.88%		$105,030	0.86%		0.86%		0.62%		22%
(2.83)	(2.95)	$28.01	(14.79)%		$147,363	0.84%		0.85%		0.74%		23%
(2.25)	(2.54)	$36.17	11.06%		$207,770	0.87%		0.88%		0.53%		7%
(0.86)	(0.96)	$34.89	14.57%		$221,827	0.89%		0.89%		0.40%		15%
(0.41)	(0.65)	$31.29	(3.36)%		$221,624	0.90%		0.90%		0.37%		17%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

(H)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 91

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$22.57	0.05	(5.20)	(5.15)	—
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)
For the year ended December 31, 2015	$18.33	0.01	0.17	0.18	(0.03)

Class C
For the six months ended June 30, 2020 (Unaudited)	$20.38	(0.02)	(4.69)	(4.71)	—
For the year ended December 31, 2019	$16.88	(0.12)	4.56	4.44	—
For the year ended December 31, 2018	$20.39	(0.10)	(2.61)	(2.71)	—
For the year ended December 31, 2017	$19.60	(0.13)	1.59	1.46	—
For the year ended December 31, 2016	$17.06	(0.12)	3.02	2.90	—
For the year ended December 31, 2015	$17.21	(0.12)	0.16	0.04	—

Class I
For the six months ended June 30, 2020 (Unaudited)	$22.80	0.07	(5.24)	(5.17)	—
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)
For the year ended December 31, 2015	$18.47	0.07	0.17	0.24	(0.06)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$22.84	0.08	(5.25)	(5.17)	—
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)
For the year ended December 31, 2015	$18.49	0.09	0.17	0.26	(0.08)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$17.42	(22.82	)%(E)	$135,561	1.21	%(F)	1.21	%(F)	0.51	%(F)	21	%(E)(G)
(0.94)	(1.08)	$22.57	27.33%		$183,914	1.21%		1.22%		0.21%		14%
(0.80)	(0.84)	$18.59	(12.80)%		$164,037	1.20%		1.21%		0.21%		26%
(0.67)	(0.70)	$22.24	8.35%		$229,411	1.22%		1.23%		0.09%		15%
(0.36)	(0.37)	$21.18	17.81%		$288,634	1.24%		1.24%		0.12%		17%
(0.19)	(0.22)	$18.29	0.98%		$156,122	1.24%		1.24%		0.06%		21%

—	—	$15.67	(23.11	)%(E)	$15,389	1.96	%(F)	1.96	%(F)	(0.25	)%(F)	21	%(E)(G)
(0.94)	(0.94)	$20.38	26.40%		$23,472	1.96%		1.97%		(0.58)%		14%
(0.80)	(0.80)	$16.88	(13.46)%		$25,821	1.95%		1.96%		(0.55)%		26%
(0.67)	(0.67)	$20.39	7.49%		$37,472	1.97%		1.98%		(0.66)%		15%
(0.36)	(0.36)	$19.60	16.98%		$42,875	1.99%		1.99%		(0.65)%		17%
(0.19)	(0.19)	$17.06	0.24%		$32,963	1.99%		1.99%		(0.69)%		21%

—	—	$17.63	(22.68	)%(E)	$782,835	0.92	%(F)	0.92	%(F)	0.82	%(F)	21	%(E)(G)
(0.94)	(1.15)	$22.80	27.74%		$1,081,619	0.92%		0.93%		0.50%		14%
(0.80)	(0.90)	$18.76	(12.56)%		$889,471	0.91%		0.92%		0.52%		26%
(0.67)	(0.78)	$22.45	8.63%		$1,114,337	0.92%		0.93%		0.41%		15%
(0.36)	(0.43)	$21.39	18.18%		$1,015,403	0.94%		0.94%		0.41%		17%
(0.19)	(0.25)	$18.46	1.32%		$506,730	0.97%		0.97%		0.35%		21%

—	—	$17.67	(22.64	)%(E)	$717,357	0.80	%(F)	0.80	%(F)	0.92	%(F)	21	%(E)(G)
(0.94)	(1.17)	$22.84	27.82%		$1,147,458	0.80%		0.81%		0.62%		14%
(0.80)	(0.93)	$18.80	(12.42)%		$924,995	0.79%		0.80%		0.63%		26%
(0.67)	(0.80)	$22.49	8.77%		$1,131,583	0.82%		0.83%		0.51%		15%
(0.36)	(0.44)	$21.42	18.29%		$961,721	0.84%		0.84%		0.49%		17%
(0.19)	(0.27)	$18.48	1.41%		$602,951	0.85%		0.85%		0.48%		21%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 93

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$14.64	0.04	(3.63)	(3.59)	—
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)
For the year ended December 31, 2015	$10.70	0.04	0.01	0.05	(0.04)

Class I
For the six months ended June 30, 2020 (Unaudited)	$14.69	0.06	(3.65)	(3.59)	—
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)
For the year ended December 31, 2015	$10.72	0.07	0.01	0.08	(0.06)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$14.73	0.06	(3.65)	(3.59)	—
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)
For the year ended December 31, 2015	$10.73	0.08	0.01	0.09	(0.07)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$11.05	(24.52	)%(E)	$28,529	1.06	%(F)	1.06	%(F)	0.66	%(F)	27	%(E)
(0.21)	(0.26)	$14.64	25.36%		$31,997	1.06%		1.07%		0.36%		31%
(0.28)	(0.34)	$11.89	(10.56)%		$21,085	1.05%		1.06%		0.43%		20%
(0.17)	(0.20)	$13.66	10.13%		$25,853	1.07%		1.08%		0.28%		11%
(0.06)	(0.08)	$12.59	18.29%		$7,403	1.14%		1.14%		0.31%		17%
—	(0.04)	$10.71	0.44%		$3,082	1.14%		1.14%		0.35%		29%

—	—	$11.10	(24.44	)%(E)	$183,058	0.77	%(F)	0.77	%(F)	1.00	%(F)	27	%(E)
(0.21)	(0.30)	$14.69	25.82%		$177,536	0.77%		0.78%		0.68%		31%
(0.28)	(0.38)	$11.92	(10.31)%		$55,045	0.76%		0.77%		0.72%		20%
(0.17)	(0.24)	$13.70	10.47%		$63,298	0.77%		0.79%		0.57%		11%
(0.06)	(0.11)	$12.62	18.56%		$28,031	0.85%		0.85%		0.67%		17%
—	(0.06)	$10.74	0.74%		$3,337	0.87%		0.87%		0.61%		29%

—	—	$11.14	(24.37	)%(E)	$22,752	0.65	%(F)	0.65	%(F)	1.10	%(F)	27	%(E)
(0.21)	(0.31)	$14.73	25.91%		$20,454	0.65%		0.66%		0.74%		31%
(0.28)	(0.40)	$11.95	(10.17)%		$27,761	0.64%		0.65%		0.83%		20%
(0.17)	(0.25)	$13.73	10.51%		$32,943	0.67%		0.68%		0.65%		11%
(0.06)	(0.12)	$12.65	18.76%		$23,383	0.75%		0.75%		0.71%		17%
—	(0.07)	$10.75	0.84%		$12,077	0.75%		0.75%		0.72%		29%

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s invstement in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 95

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$28.86	0.15	(4.11)	(3.96)	—
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27	(0.26)
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)	(0.26)
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59	(0.20)
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07	(0.24)
For the year ended December 31, 2015	$22.71	0.19	(0.43)	(0.24)	(0.18)

Class C
For the six months ended June 30, 2020 (Unaudited)	$27.25	0.05	(3.88)	(3.83)	—
For the year ended December 31, 2019	$21.67	0.07	6.61	6.68	(0.06)
For the year ended December 31, 2018	$25.07	0.05	(2.67)	(2.62)	(0.06)
For the year ended December 31, 2017	$21.94	0.05	4.12	4.17	(0.04)
For the year ended December 31, 2016	$20.49	0.08	2.68	2.76	(0.10)
For the year ended December 31, 2015	$21.77	0.02	(0.41)	(0.39)	(0.04)

Class I
For the six months ended June 30, 2020 (Unaudited)	$29.05	0.19	(4.14)	(3.95)	—
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40	(0.34)
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)	(0.34)
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70	(0.28)
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17	(0.31)
For the year ended December 31, 2015	$22.83	0.25	(0.44)	(0.19)	(0.24)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$29.07	0.20	(4.15)	(3.95)	—
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45	(0.38)
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)	(0.37)
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73	(0.30)
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19	(0.33)
For the year ended December 31, 2015	$22.84	0.28	(0.44)	(0.16)	(0.27)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	$24.90	(13.72	)%(D)	$973,752	0.96	%(E)	1.17	%(E)	17	%(D)
(1.04)	(1.30)	$28.86	31.80%		$1,243,452	0.97%		1.03%		22	%(F)
(0.72)	(0.98)	$22.89	(9.88)%		$1,031,252	0.96%		0.95%		29	%(G)
(1.00)	(1.20)	$26.45	19.95%		$1,346,869	0.98%		0.96%		18%
(1.21)	(1.45)	$23.06	14.26%		$1,158,652	0.99%		1.12%		23%
(0.85)	(1.03)	$21.44	(1.10)%		$1,122,165	1.04%		0.85%		20%

—	—	$23.42	(14.06	)%(D)	$62,213	1.71	%(E)	0.42	%(E)	17	%(D
(1.04)	(1.10)	$27.25	30.84%		$83,936	1.72%		0.28%		22	%(F)
(0.72)	(0.78)	$21.67	(10.57)%		$84,485	1.71%		0.20%		29	%(G)
(1.00)	(1.04)	$25.07	19.04%		$115,257	1.73%		0.21%		18%
(1.21)	(1.31)	$21.94	13.40%		$95,923	1.74%		0.37%		23%
(0.85)	(0.89)	$20.49	(1.83)%		$84,550	1.79%		0.10%		20%

—	—	$25.10	(13.60	)%(D)	$3,852,310	0.67	%(E)	1.47	%(E)	17	%(D
(1.04)	(1.38)	$29.05	32.18%		$3,877,616	0.68%		1.32%		22	%(F)
(0.72)	(1.06)	$23.03	(9.63)%		$2,978,377	0.67%		1.23%		29	%(G)
(1.00)	(1.28)	$26.62	20.30%		$3,538,859	0.68%		1.25%		18%
(1.21)	(1.52)	$23.20	14.63%		$2,156,390	0.70%		1.41%		23%
(0.85)	(1.09)	$21.55	(0.85)%		$1,803,130	0.77%		1.11%		20%

—	—	$25.12	(13.59	)%(D)	$1,327,516	0.55	%(E)	1.58	%(E)	17	%(D
(1.04)	(1.42)	$29.07	32.34%		$1,567,818	0.56%		1.44%		22	%(F)
(0.72)	(1.09)	$23.04	(9.53)%		$992,056	0.55%		1.35%		29	%(G)
(1.00)	(1.30)	$26.64	20.42%		$845,457	0.58%		1.36%		18%
(1.21)	(1.54)	$23.21	14.74%		$666,756	0.60%		1.49%		23%
(0.85)	(1.12)	$21.56	(0.74)%		$430,568	0.65%		1.23%		20%

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include in-kind subscriptions.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 97

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$16.17	0.03	(2.95)	(2.92)	—
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84	—
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)	(0.06)
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—
For the year ended December 31, 2016	$12.36	(0.01)	1.17	1.16	—
For the year ended December 31, 2015	$12.96	0.00	(G)	(0.19)	(0.19)	—

Class C
For the six months ended June 30, 2020 (Unaudited)	$14.98	(0.02)	(2.73)	(2.75)	—
For the year ended December 31, 2019	$11.82	(0.05)	3.52	3.47	—
For the year ended December 31, 2018	$15.11	(0.07)	(1.82)	(1.89)	—
For the year ended December 31, 2017	$12.69	(0.07)	2.49	2.42	—
For the year ended December 31, 2016	$11.85	(0.09)	1.10	1.01	—
For the year ended December 31, 2015	$12.54	(0.10)	(0.18)	(0.28)	—

Class I
For the six months ended June 30, 2020 (Unaudited)	$16.32	0.05	(2.98)	(2.93)	—
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91	—
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)	(0.12)
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)
For the year ended December 31, 2016	$12.39	0.03	1.16	1.19	(0.01)
For the year ended December 31, 2015	$12.95	0.03	(0.18)	(0.15)	—

Class Y
For the six months ended June 30, 2020 (Unaudited)	$16.37	0.06	(2.99)	(2.93)	—
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94	—
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)	(0.13)
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)
For the year ended December 31, 2016	$12.41	0.04	1.17	1.21	(0.03)
For the year ended December 31, 2015	$12.96	0.05	(0.19)	(0.14)	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$13.25	(18.06	)%(E)	$7,747	1.16	%(F)	1.16	%(F)	0.49	%(F)	44	%(E)
(0.31)	(0.31)	$16.17	30.41%		$11,049	1.17%		1.17%		0.46%		45%
(1.40)	(1.46)	$12.64	(12.31)%		$8,963	1.16%		1.16%		0.29%		84%
—	—	$16.01	19.93%		$13,480	1.17%		1.18%		0.21%		52%
(0.17)	(0.17)	$13.35	9.37%		$14,963	1.19%		1.19%		(0.09)%		70%
(0.41)	(0.41)	$12.36	(1.44)%		$43,638	1.19%		1.19%		(0.01)%		89%

—	—	$12.23	(18.36	)%(E)	$2,813	1.91	%(F)	1.91	%(F)	(0.29	)%(F)	44	%(E)
(0.31)	(0.31)	$14.98	29.39%		$4,747	1.92%		1.92%		(0.32)%		45%
(1.40)	(1.40)	$11.82	(12.93)%		$6,950	1.91%		1.91%		(0.46)%		84%
—	—	$15.11	19.07%		$11,072	1.92%		1.93%		(0.54)%		52%
(0.17)	(0.17)	$12.69	8.51%		$12,269	1.94%		1.94%		(0.81)%		70%
(0.41)	(0.41)	$11.85	(2.21)%		$15,022	1.94%		1.94%		(0.78)%		89%

—	—	$13.39	(17.95	)%(E)	$132,096	0.87	%(F)	0.87	%(F)	0.79	%(F)	44	%(E)
(0.31)	(0.31)	$16.32	30.77%		$152,591	0.88%		0.88%		0.75%		45%
(1.40)	(1.52)	$12.72	(12.02)%		$114,571	0.87%		0.87%		0.60%		84%
—	(0.01)	$16.11	20.33%		$136,233	0.87%		0.88%		0.52%		52%
(0.17)	(0.18)	$13.40	9.62%		$93,192	0.90%		0.90%		0.24%		70%
(0.41)	(0.41)	$12.39	(1.14)%		$81,408	0.92%		0.92%		0.25%		89%

—	—	$13.44	(17.90	)%(E)	$101,101	0.75	%(F)	0.75	%(F)	0.91	%(F)	44	%(E)
(0.31)	(0.31)	$16.37	30.96%		$103,963	0.76%		0.76%		0.86%		45%
(1.40)	(1.53)	$12.74	(11.95)%		$65,218	0.75%		0.75%		0.73%		84%
—	(0.02)	$16.14	20.45%		$21,628	0.77%		0.78%		0.61%		52%
(0.17)	(0.20)	$13.42	9.72%		$18,456	0.80%		0.80%		0.36%		70%
(0.41)	(0.41)	$12.41	(1.06)%		$10,703	0.80%		0.80%		0.35%		89%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 99

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$29.29	0.02	(3.48)	(3.46)	—
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10	(1.96)	(1.86)	(0.07)
For the year ended December 31, 2017	$24.91	(0.05)	1.45	1.40	—
For the year ended December 31, 2016	$23.36	(0.09)	2.49	2.40	—
For the year ended December 31, 2015	$23.87	(0.11)	(0.29)	(0.40)	—

Class C
For the six months ended June 30, 2020 (Unaudited)	$23.08	(0.05)	(3.06)	(3.11)	—
For the year ended December 31, 2019	$20.18	(0.04)	4.43	4.39	—
For the year ended December 31, 2018	$23.04	(0.08)	(1.73)	(1.81)	—
For the year ended December 31, 2017	$22.51	(0.22)	1.30	1.08	—
For the year ended December 31, 2016	$21.34	(0.24)	2.26	2.02	—
For the year ended December 31, 2015	$21.98	(0.27)	(0.26)	(0.53)	—

Class I
For the six months ended June 30, 2020 (Unaudited)	$26.98	0.06	(3.58)	(3.52)	—
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18	(2.01)	(1.83)	(0.19)
For the year ended December 31, 2017	$25.43	0.02	1.50	1.52	(0.01)
For the year ended December 31, 2016	$23.77	(0.02)	2.53	2.51	—
For the year ended December 31, 2015	$24.22	(0.05)	(0.29)	(0.34)	—

Class Y
For the six months ended June 30, 2020 (Unaudited)	$27.10	0.08	(3.61)	(3.53)	—
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21	(2.01)	(1.80)	(0.22)
For the year ended December 31, 2017	$25.53	0.05	1.49	1.54	(0.03)
For the year ended December 31, 2016	$23.83	0.01	2.54	2.55	—
For the year ended December 31, 2015	$24.25	(0.02)	(0.29)	(0.31)	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Class A, 2.11% for Class C, 1.07% for Class I and 0.95% for Class Y.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)

—	—	$22.83	(13.16	)%(F)	$162,723	1.84	%(G)	1.85	%(G)	0.21	%(G)	29	%(F)
(1.49)	(1.66)	$26.29	22.74%		$234,584	1.85%		1.86%		0.51%		54	%(H)
(1.05)	(1.12)	$22.78	(7.30)%		$188,932	1.72%		1.73%		0.38%		64	%(H)
(0.55)	(0.55)	$25.76	5.65%		$358,395	1.95%		1.96%		(0.22)%		43	%(H)
(0.85)	(0.85)	$24.91	10.26%		$460,104	2.06%		2.06%		(0.20)%		45%
(0.11)	(0.11)	$23.36	(1.67)%		$569,218	1.89%		1.89%		(0.47)%		81%

—	—	$19.97	(13.47	)%(F)	$27,341	2.59	%(G)	2.60	%(G)	(0.54	)%(G)	29	%(F)
(1.49)	(1.49)	$23.08	21.80%		$41,747	2.60%		2.61%		(0.16)%		54	%(H)
(1.05)	(1.05)	$20.18	(7.96)%		$80,351	2.47%		2.48%		(0.37)%		64	%(H)
(0.55)	(0.55)	$23.04	4.83%		$115,009	2.70%		2.71%		(0.97)%		43	%(H)
(0.85)	(0.85)	$22.51	9.45%		$145,313	2.81%		2.81%		(1.13)%		45%
(0.11)	(0.11)	$21.34	(2.40)%		$169,861	2.64%		2.64%		(1.22)%		81%

—	—	$23.46	(13.05	)%(F)	$1,901,070	1.55	%(G)	1.56	%(G)	0.51	%(G)	29	%(F)
(1.49)	(1.72)	$26.98	23.11%		$2,959,933	1.56%		1.57%		0.84%		54	%(H)
(1.05)	(1.24)	$23.32	(7.04)%		$3,110,940	1.43%		1.44%		0.68%		64	%(H)
(0.55)	(0.56)	$26.39	5.99%		$4,032,586	1.65%		1.66%		0.09%		43	%(H)
(0.85)	(0.85)	$25.43	10.55%		$3,589,749	1.76%		1.76%		(0.09)%		45%
(0.11)	(0.11)	$23.77	(1.40)%		$3,382,697	1.62%		1.62%		(0.21)%		81%

—	—	$23.57	(13.03	)%(F)	$69,696	1.43	%(G)	1.44	%(G)	0.64	%(G)	29	%(F)
(1.49)	(1.75)	$27.10	23.23%		$291,753	1.44%		1.45%		0.93%		54	%(H)
(1.05)	(1.27)	$23.42	(6.89)%		$214,138	1.31%		1.32%		0.80%		64	%(H)
(0.55)	(0.58)	$26.49	6.07%		$260,735	1.55%		1.56%		0.19%		43	%(H)
(0.85)	(0.85)	$25.53	10.69%		$227,680	1.67%		1.67%		0.02%		45%
(0.11)	(0.11)	$23.83	(1.27)%		$290,928	1.50%		1.50%		(0.08)%		81%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

(H)

The portfolio turnover rate for 2019, 2018 and 2017 would have been 42%, 51% and 32%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 101

Research Opportunities Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)(A)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$23.44	(0.04)		(3.42)	(3.46)	—
For the year ended December 31, 2019	$19.67	(0.05)		4.98	4.93	(0.07)
For the year ended December 31, 2018	$23.56	(0.02)		(3.01)	(3.03)	—
For the year ended December 31, 2017	$21.44	(0.12)		2.89	2.77	—
For the year ended December 31, 2016	$19.70	(0.04)		1.94	1.90	—
For the year ended December 31, 2015	$22.52	(0.06)		(1.14)	(1.20)	—

Class C
For the six months ended June 30, 2020 (Unaudited)	$21.90	(0.10)		(3.20)	(3.30)	—
For the year ended December 31, 2019	$18.51	(0.21)		4.69	4.48	—
For the year ended December 31, 2018	$22.40	(0.19)		(2.84)	(3.03)	—
For the year ended December 31, 2017	$20.57	(0.28)		2.76	2.48	—
For the year ended December 31, 2016	$19.06	(0.19)		1.86	1.67	—
For the year ended December 31, 2015	$22.00	(0.21)		(1.11)	(1.32)	—

Class I
For the six months ended June 30, 2020 (Unaudited)	$23.81	(0.00	)(H)	(3.48)	(3.48)	—
For the year ended December 31, 2019	$19.94	0.04		5.03	5.07	(0.11)
For the year ended December 31, 2018	$23.83	0.05		(3.07)	(3.02)	(0.01)
For the year ended December 31, 2017	$21.61	(0.06)		2.93	2.87	—
For the year ended December 31, 2016	$19.81	0.02		1.94	1.96	—
For the year ended December 31, 2015	$22.61	(0.01)		(1.13)	(1.14)	(0.04)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$23.90	0.00	(H)	(3.48)	(3.48)	—
For the year ended December 31, 2019	$20.01	0.08		5.04	5.12	(0.14)
For the year ended December 31, 2018	$23.88	0.07		(3.06)	(2.99)	(0.02)
For the year ended December 31, 2017	$21.63	(0.03)		2.93	2.90	—
For the year ended December 31, 2016	$19.80	0.04		1.95	1.99	—
For the year ended December 31, 2015	$22.64	0.02		(1.14)	(1.12)	(0.10)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.42% for Class A, 2.17% for Class C, 1.13% for Class I and 1.01% for Class Y.

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$19.98	(14.76	)%(E)	$7,472	1.73	%(F)	(0.36	)%(F)	42	%(E)
(1.09)	(1.16)	$23.44	25.13%		$10,646	1.80%		(0.22)%		74	%(G)
(0.86)	(0.86)	$19.67	(13.06)%		$4,991	1.80%		(0.17)%		88	%(G)
(0.65)	(0.65)	$23.56	12.98%		$10,533	1.84%		(0.52)%		83	%(G)
(0.16)	(0.16)	$21.44	9.64%		$4,162	2.10%		(0.16)%		67%
(1.62)	(1.62)	$19.70	(5.29)%		$8,637	1.83%		(0.27)%		147%

—	—	$18.60	(15.07	)%(E)	$842	2.48	%(F)	(1.10	)%(F)	42	%(E)
(1.09)	(1.09)	$21.90	24.28%		$1,368	2.55%		(0.99)%		74	%(G)
(0.86)	(0.86)	$18.51	(13.74)%		$1,171	2.55%		(0.90)%		88	%(G)
(0.65)	(0.65)	$22.40	12.12%		$2,810	2.59%		(1.31)%		83	%(G)
(0.16)	(0.16)	$20.57	8.76%		$2,986	2.85%		(0.93)%		67%
(1.62)	(1.62)	$19.06	(5.96)%		$5,097	2.58%		(0.96)%		147%

—	—	$20.33	(14.62	)%(E)	$17,900	1.44	%(F)	(0.04	)%(F)	42	%(E)
(1.09)	(1.20)	$23.81	25.51%		$45,158	1.51%		0.16%		74	%(G)
(0.86)	(0.87)	$19.94	(12.86)%		$31,692	1.51%		0.17%		88	%(G)
(0.65)	(0.65)	$23.83	13.34%		$35,021	1.54%		(0.23)%		83	%(G)
(0.16)	(0.16)	$21.61	9.89%		$27,588	1.80%		0.05%		67%
(1.62)	(1.66)	$19.81	(5.00)%		$26,186	1.57%		(0.03)%		147%

—	—	$20.42	(14.56	)%(E)	$14,925	1.32	%(F)	0.05	%(F)	42	%(E)
(1.09)	(1.23)	$23.90	25.64%		$19,400	1.39%		0.36%		74	%(G)
(0.86)	(0.88)	$20.01	(12.73)%		$17,198	1.39%		0.29%		88	%(G)
(0.65)	(0.65)	$23.88	13.47%		$20,521	1.44%		(0.14)%		83	%(G)
(0.16)	(0.16)	$21.63	10.05%		$16,755	1.70%		0.19%		67%
(1.62)	(1.72)	$19.80	(4.91)%		$15,285	1.44%		0.10%		147%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)

The portfolio turnover rate for 2019, 2018 and 2017 would have been 62%, 70% and 68%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(H)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 103

Global Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Global Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$15.05	0.04	(3.11)	(3.07)	—
For the year ended December 31, 2019	$11.67	0.16	3.34	3.50	(0.12)
For the year ended December 31, 2018	$14.42	0.11	(2.14)	(2.03)	(0.05)

Class I
For the six months ended June 30, 2020 (Unaudited)	$15.08	0.05	(3.11)	(3.06)	—
For the year ended December 31, 2019	$11.69	0.15	3.40	3.55	(0.16)
For the year ended December 31, 2018	$14.42	0.15	(2.14)	(1.99)	(0.07)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$15.10	0.06	(3.12)	(3.06)	—
For the year ended December 31, 2019	$11.70	0.19	3.38	3.57	(0.17)
For the year ended December 31, 2018	$14.42	0.16	(2.14)	(1.98)	(0.07)

(A)	Inception date of the Fund is December 29, 2017. The Fund commenced public offering and operations on January 2, 2018.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$11.98	(20.40	)%(E)	$88	1.14	%(F)	0.64	%(F)	35	%(E)
—	(0.12)	$15.05	29.96%		$111	1.15%		1.18%		29%
(0.67)	(0.72)	$11.67	(14.91)%		$66	1.18%		0.86%		84%

—	—	$12.02	(20.29	)%(E)	$3,460	0.85	%(F)	0.84	%(F)	35	%(E)
—	(0.16)	$15.08	30.34%		$6,216	0.86%		1.10%		29%
(0.67)	(0.74)	$11.69	(14.66)%		$4,440	0.89%		1.09%		84%

—	—	$12.04	(20.26	)%(E)	$12,359	0.73	%(F)	1.00	%(F)	35	%(E)
—	(0.17)	$15.10	30.54%		$15,528	0.74%		1.37%		29%
(0.67)	(0.74)	$11.70	(14.55)%		$10,214	0.77%		1.24%		84%

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 105

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$14.67	0.06	(2.43)	(2.37)	—
For the six months ended December 31, 2019	$13.55	0.02	1.15	1.17	(0.04)

Class I
For the six months ended June 30, 2020 (Unaudited)	$14.69	0.07	(2.43)	(2.36)	—
For the six months ended December 31, 2019	$13.55	0.04	1.15	1.19	(0.04)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$14.69	0.08	(2.43)	(2.35)	—
For the six months ended December 31, 2019	$13.55	0.05	1.15	1.20	(0.05)

(A)	Inception date of the Fund is June 28, 2019. The Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)(D)	Net assets, end of period (000’s)	Ratio of total expenses to average net assets(E)	Ratio of net investment income to average net assets(E)	Portfolio turnover rate (D)(F)

—	—	$12.30	(16.16)%	$260	1.13%	1.00%	35%
(0.01)	(0.05)	$14.67	8.64%	$45	1.21%	0.25%	8%

—	—	$12.33	(16.07)%	$2,120	0.84%	1.13%	35%
(0.01)	(0.05)	$14.69	8.80%	$3,828	0.92%	0.61%	8%

—	—	$12.34	(16.00)%	$10,039	0.72%	1.23%	35%
(0.01)	(0.06)	$14.69	8.85%	$9,616	0.80%	0.70%	8%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 107

Short Duration Total Return Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Total Return Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$10.11	0.16	(0.45)	(0.29)	(0.16)
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44	(0.38)
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29	(0.34)
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39	(0.31)
For the period ended December 31, 2016	$10.00	0.09	0.03	0.12	(0.08)

Class I
For the six months ended June 30, 2020 (Unaudited)	$10.12	0.18	(0.46)	(0.28)	(0.18)
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48	(0.41)
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32	(0.37)
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43	(0.34)
For the period ended December 31, 2016	$10.00	0.10	0.03	0.13	(0.10)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$10.12	0.18	(0.45)	(0.27)	(0.18)
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48	(0.42)
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34	(0.38)
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44	(0.35)
For the period ended December 31, 2016	$10.00	0.11	0.02	0.13	(0.10)

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced public offering and operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—		(0.16)	$9.66	(2.82	)%(E)	$49,244	0.82	%(F)	3.38	%(F)	43	%(E)
(0.00	)(G)	(0.38)	$10.11	4.44%		$55,727	0.82%		3.72%		54%
(0.01)		(0.35)	$10.05	2.88%		$18,789	0.81%		3.30%		67%
(0.01)		(0.32)	$10.11	3.97%		$20,511	0.83%		3.30%		82%
—		(0.08)	$10.04	1.19	%(E)	$222	0.83	%(F)	1.12	%(F)	19	%(E)

—		(0.18)	$9.66	(2.78	)%(E)	$614,324	0.53	%(F)	3.65	%(F)	43	%(E)
(0.00	)(G)	(0.41)	$10.12	4.85%		$525,994	0.53%		4.00%		54%
(0.01)		(0.38)	$10.05	3.18%		$308,341	0.52%		3.62%		67%
(0.01)		(0.35)	$10.11	4.33%		$61,136	0.53%		3.29%		82%
—		(0.10)	$10.03	1.26	%(E)	$14,707	0.53	%(F)	1.32	%(F)	19	%(E)

—		(0.18)	$9.67	(2.63	)%(E)	$191,772	0.41	%(F)	3.79	%(F)	43	%(E)
(0.00	)(G)	(0.42)	$10.12	4.84%		$226,938	0.41%		4.09%		54%
(0.01)		(0.39)	$10.06	3.38%		$252,137	0.40%		3.72%		67%
(0.01)		(0.36)	$10.11	4.43%		$231,290	0.43%		3.33%		82%
—		(0.10)	$10.03	1.29	%(E)	$182,527	0.44	%(F)	1.25	%(F)	19	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 109

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$10.19	0.11	0.51	0.62	(0.11)
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73	(0.25)
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12	(0.26)
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37	(0.22)
For the period ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)	(0.09)

Class I
For the six months ended June 30, 2020 (Unaudited)	$10.19	0.13	0.51	0.64	(0.13)
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76	(0.28)
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15	(0.29)
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40	(0.25)
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$10.20	0.14	0.51	0.65	(0.14)
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78	(0.29)
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16	(0.30)
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41	(0.26)
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced public offering and operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

110 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.11)	$10.70	6.15	%(E)	$15,863	0.76	%(F)	2.12	%(F)	18	%(E)
—	(0.25)	$10.19	7.63%		$3,599	0.77%		2.43%		29%
—	(0.26)	$9.71	1.28%		$2,976	0.76%		2.60%		25%
—	(0.22)	$9.85	3.85%		$3,480	0.78%		2.10%		35%
—	(0.09)	$9.70	(2.28	)%(E)	$2,183	0.78	%(F)	0.87	%(F)	8	%(E)

—	(0.13)	$10.70	6.30	%(E)	$126,065	0.47	%(F)	2.46	%(F)	18	%(E)
—	(0.28)	$10.19	7.93%		$66,174	0.48%		2.61%		29%
—	(0.29)	$9.71	1.59%		$14,574	0.47%		2.92%		25%
—	(0.25)	$9.85	4.17%		$9,604	0.48%		2.40%		35%
—	(0.09)	$9.70	(2.14	)%(E)	$8,033	0.49	%(F)	1.02	%(F)	8	%(E)

—	(0.14)	$10.71	6.36	%(E)	$63,696	0.35	%(F)	2.59	%(F)	18	%(E)
—	(0.29)	$10.20	8.15%		$52,275	0.36%		2.83%		29%
—	(0.30)	$9.71	1.69%		$37,713	0.35%		3.03%		25%
—	(0.26)	$9.85	4.22%		$30,740	0.38%		2.49%		35%
—	(0.09)	$9.70	(2.11	)%(E)	$29,468	0.39	%(F)	1.00	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 111

Corporate Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$11.47	0.26	(0.40)	(0.14)	(0.26)
For the year ended December 31, 2019	$10.77	0.58	0.78	1.36	(0.57)
For the year ended December 31, 2018	$11.32	0.59	(0.56)	0.03	(0.58)
For the year ended December 31, 2017	$11.13	0.58	0.24	0.82	(0.58)
For the year ended December 31, 2016	$10.53	0.63	0.60	1.23	(0.62)
For the year ended December 31, 2015	$10.94	0.58	(0.44)	0.14	(0.55)

Class C
For the six months ended June 30, 2020 (Unaudited)	$11.43	0.22	(0.41)	(0.19)	(0.22)
For the year ended December 31, 2019	$10.73	0.49	0.79	1.28	(0.49)
For the year ended December 31, 2018	$11.28	0.51	(0.56)	(0.05)	(0.50)
For the year ended December 31, 2017	$11.09	0.49	0.25	0.74	(0.50)
For the year ended December 31, 2016	$10.51	0.54	0.60	1.14	(0.55)
For the year ended December 31, 2015	$10.92	0.49	(0.43)	0.06	(0.47)

Class I
For the six months ended June 30, 2020 (Unaudited)	$11.44	0.28	(0.42)	(0.14)	(0.27)
For the year ended December 31, 2019	$10.74	0.61	0.79	1.40	(0.61)
For the year ended December 31, 2018	$11.28	0.62	(0.54)	0.08	(0.62)
For the year ended December 31, 2017	$11.09	0.61	0.24	0.85	(0.61)
For the year ended December 31, 2016	$10.50	0.66	0.59	1.25	(0.65)
For the year ended December 31, 2015	$10.91	0.60	(0.43)	0.17	(0.58)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$11.43	0.28	(0.40)	(0.12)	(0.28)
For the year ended December 31, 2019	$10.73	0.62	0.79	1.41	(0.62)
For the year ended December 31, 2018	$11.27	0.64	(0.55)	0.09	(0.63)
For the year ended December 31, 2017	$11.09	0.62	0.24	0.86	(0.63)
For the year ended December 31, 2016	$10.50	0.67	0.59	1.26	(0.66)
For the year ended December 31, 2015	$10.91	0.62	(0.44)	0.18	(0.59)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

112 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.26)	$11.07	(1.17	)%(E)	$138,070	0.90	%(F)	0.91	%(F)	4.82	%(F)	98	%(E)
(0.09)	(0.66)	$11.47	12.85%		$120,014	0.90%		0.92%		5.05%		132%
—	(0.58)	$10.77	0.25%		$69,363	0.90%		0.91%		5.30%		112%
(0.05)	(0.63)	$11.32	7.56%		$64,204	0.92%		0.93%		5.07%		83%
(0.01)	(0.63)	$11.13	11.94%		$71,075	0.93%		0.93%		5.72%		119%
—	(0.55)	$10.53	1.19%		$44,354	0.95%		0.95%		5.24%		48%

—	(0.22)	$11.02	(1.61	)%(E)	$29,098	1.65	%(F)	1.66	%(F)	4.06	%(F)	98	%(E)
(0.09)	(0.58)	$11.43	12.06%		$26,683	1.65%		1.67%		4.34%		132%
—	(0.50)	$10.73	(0.51)%		$24,968	1.65%		1.66%		4.56%		112%
(0.05)	(0.55)	$11.28	6.77%		$26,656	1.67%		1.68%		4.33%		83%
(0.01)	(0.56)	$11.09	11.06%		$29,607	1.68%		1.68%		4.98%		119%
—	(0.47)	$10.51	0.44%		$23,649	1.70%		1.70%		4.47%		48%

—	(0.27)	$11.03	(1.12	)%(E)	$1,122,216	0.61	%(F)	0.62	%(F)	5.10	%(F)	98	%(E)
(0.09)	(0.70)	$11.44	13.20%		$911,514	0.61%		0.63%		5.36%		132%
—	(0.62)	$10.74	0.64%		$622,887	0.61%		0.62%		5.59%		112%
(0.05)	(0.66)	$11.28	7.87%		$536,203	0.62%		0.63%		5.39%		83%
(0.01)	(0.66)	$11.09	12.21%		$411,465	0.64%		0.64%		6.00%		119%
—	(0.58)	$10.50	1.49%		$247,522	0.75%		0.75%		5.51%		48%

—	(0.28)	$11.03	(0.98	)%(E)	$77,432	0.49	%(F)	0.50	%(F)	5.20	%(F)	98	%(E)
(0.09)	(0.71)	$11.43	13.35%		$82,516	0.49%		0.51%		5.43%		132%
—	(0.63)	$10.73	0.75%		$26,221	0.49%		0.50%		5.71%		112%
(0.05)	(0.68)	$11.27	7.89%		$25,309	0.52%		0.53%		5.49%		83%
(0.01)	(0.67)	$11.09	12.34%		$21,310	0.54%		0.54%		6.33%		119%
—	(0.59)	$10.50	1.60%		$18,013	0.56%		0.56%		5.62%		48%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 113

High Yield Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2020 (Unaudited)	$11.02	0.30	(0.24)	0.06	(0.27)
For the year ended December 31, 2019	$10.22	0.60	0.91	1.51	(0.60)
For the year ended December 31, 2018	$10.77	0.62	(0.51)	0.11	(0.61)
For the year ended December 31, 2017	$10.65	0.65	0.38	1.03	(0.65)
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41	(0.66)

Class I
For the six months ended June 30, 2020 (Unaudited)	$11.03	0.32	(0.25)	0.07	(0.28)
For the year ended December 31, 2019	$10.22	0.63	0.91	1.54	(0.62)
For the year ended December 31, 2018	$10.78	0.65	(0.52)	0.13	(0.64)
For the year ended December 31, 2017	$10.65	0.68	0.39	1.07	(0.68)
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44	(0.69)

Class Y
For the six months ended June 30, 2020 (Unaudited)	$11.03	0.31	(0.23)	0.08	(0.29)
For the year ended December 31, 2019	$10.22	0.65	0.91	1.56	(0.64)
For the year ended December 31, 2018	$10.78	0.67	(0.53)	0.14	(0.65)
For the year ended December 31, 2017	$10.65	0.69	0.40	1.09	(0.70)
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45	(0.70)

(A)	Inception date of the Fund is December 31, 2015. The Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

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Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.27)	$10.81	0.61	%(E)	$26,970	0.96	%(F)	5.60	%(F)	115	%(E)
(0.11)	(0.71)	$11.02	15.04%		$18,004	0.97%		5.49%		164%
(0.05)	(0.66)	$10.22	0.97%		$1,674	0.96%		5.81%		145%
(0.26)	(0.91)	$10.77	9.96%		$296	0.99%		5.89%		137%
(0.24)	(0.90)	$10.65	14.29%		$185	0.99%		6.51%		123%

—	(0.28)	$10.82	0.75	%(E)	$352,930	0.67	%(F)	6.07	%(F)	115	%(E)
(0.11)	(0.73)	$11.03	15.44%		$96,563	0.68%		5.79%		164%
(0.05)	(0.69)	$10.22	1.16%		$23,499	0.67%		6.10%		145%
(0.26)	(0.94)	$10.78	10.36%		$14,185	0.69%		6.23%		137%
(0.24)	(0.93)	$10.65	14.62%		$23,989	0.70%		6.80%		123%

—	(0.29)	$10.82	0.80	%(E)	$9,493	0.55	%(F)	5.79	%(F)	115	%(E)
(0.11)	(0.75)	$11.03	15.56%		$20,190	0.56%		5.99%		164%
(0.05)	(0.70)	$10.22	1.27%		$29,274	0.55%		6.23%		145%
(0.26)	(0.96)	$10.78	10.48%		$16,623	0.59%		6.28%		137%
(0.24)	(0.94)	$10.65	14.73%		$7,752	0.60%		7.07%		123%

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 115

Diamond Hill Funds
Notes to Financial Statements
June 30, 2020 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series, except for the All Cap Select Fund which is non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In June 2019, the partners of the Diamond Hill International Fund, L.P. (the “International Partnership”) approved the conversion of the International Partnership into the International Fund effective July 1, 2019. The International Fund is a successor to the International Partnership and has substantially the same investment objectives and strategies as did the International Partnership. The net assets contributed resulting from these tax-free transactions was $3,996,233, including net unrealized appreciation of $227,053. In addition, limited partners of the International Partnership were issued shares in the International Fund based on the July 1, 2019 opening net asset value (“NAV”) per share of the International Fund. A total of 295,000 shares were issued at a NAV per share of $13.55. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the International Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shareholders of the Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Financial Long-Short Fund to the Research Opportunities Fund. The tax-free reorganization took place on June 7, 2019.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

The following is a summary of shares outstanding, net assets, NAV per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Financial Long-Short Fund	Research Opportunities Fund	Research Opportunities Fund
Class A
Shares	230,759	231,602	471,011
Net Assets	$5,169,992	$5,001,391	$10,171,383
Net Asset Value	$22.40	$21.59	$21.59

Class C
Shares	67,429	42,440	110,085
Net Assets	$1,370,862	$860,074	$2,230,936
Net Asset Value	$20.33	$20.27	$20.27

Class I
Shares	721,321	1,473,970	2,212,540
Net Assets	$16,194,234	$32,318,945	$48,513,179
Net Asset Value	$22.45	$21.93	$21.93

Class Y
Shares	N/A	816,821	816,821
Net Assets	N/A	$17,980,227	$17,980,227
Net Asset Value	N/A	$22.01	$22.01

Fund Total
Shares	1,019,509	2,564,833	3,610,457
Net Assets	$22,735,088	$56,160,637	$78,895,725
Unrealized Appreciation	$1,140,469	$2,966,361	$4,106,830

Assuming the reorganization had been completed on January 1, 2019, the beginning of the annual reporting period of the Research Opportunities Fund, the Research Opportunities Fund’s pro forma results of operations for the year ended December 31, 2019, would have been as follows:

Net Investment Income	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments	Change in Net Assets from Operations
$358,858	$18,374,542	$18,733,400

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

For financial reporting purposes, assets received and shares issued by the Research Opportunities Fund were recorded at fair value; however, the cost basis of the investments received from the Financial Long-Short Fund was carried forward to align ongoing reporting of the Research Opportunities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

With the exception of the Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 119

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$433,892,379	$—	$—	$433,892,379
Registered Investment Companies	24,102,807	—	—	24,102,807
Total	$457,995,186	$—	$—	$457,995,186
Small-Mid Cap Fund
Common Stocks*	$1,522,448,014	$—	$—	$1,522,448,014
Registered Investment Companies	153,389,226	—	—	153,389,226
Total	$1,675,837,240	$—	$—	$1,675,837,240
Mid Cap Fund
Common Stocks*	$217,719,637	$—	$—	$217,719,637
Registered Investment Companies	14,665,170	—	—	14,665,170
Total	$232,384,807	$—	$—	$232,384,807
Large Cap Fund
Common Stocks*	$6,060,198,623	$—	$—	$6,060,198,623
Registered Investment Companies	309,121,526	—	—	309,121,526
Total	$6,369,320,149	$—	$—	$6,369,320,149
All Cap Select Fund
Common Stocks*	$235,450,421	$—	$—	$235,450,421
Registered Investment Companies	11,912,903	—	—	11,912,903
Total	$247,363,324	$—	$—	$247,363,324
Long-Short Fund
Common Stocks*	$1,903,243,072	$—	$—	$1,903,243,072
Registered Investment Companies	772,709,509	—	—	772,709,509
Total	$2,675,952,581	$—	$—	$2,675,952,581
Research Opportunities Fund
Common Stocks*	$39,501,132	$1,554,127	$—	$41,055,259
Registered Investment Companies	16,582,975	—	—	16,582,975
Total	$56,084,107	$1,554,127	$—	$57,638,234
Global Fund
Common Stocks*	$10,061,904	$5,362,269	$—	$15,424,173
Registered Investment Companies	1,006,049	—	—	1,006,049
Total	$11,067,953	$5,362,269	$—	$16,430,222
International Fund
Common Stocks*	$3,683,312	$8,561,128	$—	$12,244,440
Registered Investment Companies	551,158	—	—	551,158
Total	$4,234,470	$8,561,128	$—	$12,795,598

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Duration Fund
Corporate Credit*	$—	$15,461,108	$—	$15,461,108
Securitized*	—	752,868,604	—	752,868,604
Registered Investment Companies	77,233,052	—	—	77,233,052
Total	$77,233,052	$768,329,712	$—	$845,562,764
Core Bond Fund
Corporate Credit*	$—	$37,262,940	$—	$37,262,940
Government Related	—	1,316,221	—	1,316,221
Securitized*	—	131,105,356	—	131,105,356
Treasury	—	34,454,366	—	34,454,366
Registered Investment Companies	14,751,454	—	—	14,751,454
Total	$14,751,454	$204,138,883	$—	$218,890,337
Corporate Credit Fund
Collateralized Debt Obligations	$—	$1,382,608	$—	$1,382,608
Corporate Bonds*	—	1,186,274,780	—	1,186,274,780
Registered Investment Companies	229,984,160	—	—	229,984,160
Total	$229,984,160	$1,187,657,388	$—	$1,417,641,548
High Yield Fund
Corporate Bonds*	$—	$363,654,806	$—	$363,654,806
Securitized*	—	5,693,168	—	5,693,168
Registered Investment Companies	29,676,227	—	—	29,676,227
Total	$29,676,227	$369,347,974	$—	$399,024,201
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(618,543,415)	$—	$—	$(618,543,415)
Total	$(618,543,415)	$—	$—	$(618,543,415)
Research Opportunities Fund
Common Stocks*	$(7,381,717)	$—	$—	$(7,381,717)
Total	$(7,381,717)	$—	$—	$(7,381,717)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the six months ended June 30, 2020.

Short sales — The Long-Short Fund, Research Opportunities Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

As of June 30, 2020, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$4,606,563	$3,485,598	$1,160,790	$4,646,388
Small-Mid Cap Fund	50,711,698	18,485,780	32,480,690	50,966,470
Mid Cap Fund	532,175	41,013	493,047	534,060
Large Cap Fund	209,404,947	155,153,658	56,671,737	211,825,395
All Cap Select Fund	2,657,290	2,808,515	—	2,808,515
Long-Short Fund	534,557,985	540,661,960	—	540,661,960
Research Opportunities Fund	11,610,983	11,724,651	—	11,724,651
Global Fund	826,522	471,107	366,758	837,865
International Fund	592,102	425,212	178,556	603,768
Short Duration Fund	1,271,461	1,304,315	—	1,304,315
Core Bond Fund	15,146,504	10,788,480	4,783,355	15,571,835
Corporate Credit Fund	51,821,468	52,908,235	1,673,810	54,582,045
High Yield Fund	4,976,110	5,081,893	—	5,081,893

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

Federal income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2020, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Global Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2020, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$104,111,028	$222,844,908
Small-Mid Cap Fund	376,426,707	485,524,790
Mid Cap Fund	127,916,477	55,017,865
Large Cap Fund	1,446,913,920	1,020,286,735
All Cap Select Fund	122,897,346	102,173,934
Long-Short Fund	939,130,897	1,799,570,600
Research Opportunities Fund	26,701,793	53,455,823
Global Fund	6,153,527	7,336,397
International Fund	5,613,569	4,325,510
Short Duration Fund	341,841,177	305,540,340
Core Bond Fund	101,131,689	27,911,419
Corporate Credit Fund	1,330,973,121	1,028,489,078
High Yield Fund	437,510,058	255,263,902

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2020:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$238,797	0.04%
Small-Mid Cap Fund	573,525	0.03%
Mid Cap Fund	85,546	0.04%
Large Cap Fund	764,938	0.01%
All Cap Select Fund	106,789	0.04%
Long-Short Fund	987,858	0.04%
Research Opportunities Fund	41,492	0.08%
Global Fund	11,806	0.07%
International Fund	12,832	0.10%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2020, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.70%, 0.90%, 0.95%, 0.65%, 0.65%, 0.35%, 0.30%, 0.45% and 0.50%, respectively, of the Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Class A Shares and Class C Shares, 0.17% for Class I Shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee monthly at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees monthly at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust has entered into a Distribution

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

During the six months ended June 30, 2020, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$590
Small-Mid Cap Fund	466
Mid Cap Fund	742
Large Cap Fund	18,989
All Cap Select Fund	29
Long-Short Fund	2,435
Research Opportunities Fund	112
International Fund	410
Short Duration Fund	500
Corporate Credit Fund	13,914
High Yield Fund	1,476

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the six months ended June 30, 2020 as follows:

Small Cap Fund	$10
Small-Mid Cap Fund	265
Large Cap Fund	2,041
Long-Short Fund	131

The Funds may invest in one or more Diamond Hill Funds. The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2020, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$54,166
Mid Cap Fund	3,268
Long-Short Fund	101,330
Corporate Credit Fund	60,152

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

The Small-Mid Cap Fund, Mid Cap Fund, Long-Short Fund and Corporate Credit Fund each own or had owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the six months ended June 30, 2020 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund	Corporate Credit Fund
Diamond Hill Short Duration Total Return Fund
Value, December 31, 2019	$40,751,490	$2,345,400	$68,433,025	$51,021,763
Purchases	553,728	32,960	1,060,675	3,582,895
Sales	(15,000,000)	(700,000)	(24,000,000)	(50,408,725)
Realized Losses	(9,028)	(75,396)	(1,055,829)	(4,046,880)
Change in Unrealized Appreciation (Depreciation)	(1,179,387)	(69,488)	(2,006,587)	(149,053)
Value, June 30, 2020	$25,116,803	$1,533,476	$42,431,284	$—
Income Distributions	$553,728	$32,960	$1,060,675	$592,741

During the six months ended June 30, 2020, the Research Opportunities Fund, Corporate Credit Fund and High Yield Fund sold securities to the Corporate Credit Fund and High Yield Fund. These transactions, which were effected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain (Loss)
Research Opportunities Fund	Corporate Credit Fund	$1,021,466	$50,820
Research Opportunities Fund	High Yield Fund	207,800	14,406
Corporate Credit Fund	High Yield Fund	61,368,047	(10,988,259)
High Yield Fund	Corporate Credit Fund	12,309,588	956,716

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $327,500 in fees during the six months ended June 30, 2020. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$9,777,452	$22,520,202	$1,309,016
Long-term capital gains	41,924,707	96,840,200	3,308,543
Total distributions	$51,702,159	$119,360,402	$4,617,559

	Large Cap Fund	All Cap Select Fund	Long-Short Fund
Distributions paid from:
Ordinary income	$76,750,034	$378,966	$29,241,845
Long-term capital gains	232,666,505	4,355,643	188,106,126
Total distributions	$309,416,539	$4,734,609	$217,347,971

	Research Opportunities Fund	Global Fund	International Fund
Distributions paid from:
Ordinary income	$353,668	$240,628	$48,725
Long-term capital gains	3,455,947	—	3,173
Total distributions	$3,809,615	$240,628	$51,898

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund
Distributions paid from:
Ordinary income	$28,180,506	$2,323,156	$57,866,445
Long-term capital gains	—	—	1,612,910
Total distributions	$28,180,506	$2,323,156	$59,479,355

High Yield Fund
Distributions paid from:
Ordinary income	$7,005,691
Long-term capital gains	—
Total distributions	$7,005,691

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

The following information is computed on a tax basis for each item as of December 31, 2019:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on portfolio investments	$274,237,010	$463,978,701	$26,792,544	$2,030,699,844
Undistributed ordinary income	2,506,448	4,969,112	—	—
Undistributed capital gains	—	1,659,341	401,825	—
Qualified late-year losses	(2,887,341)	—	(4,733)	(13,803,061)
Distributable earnings	$273,856,117	$470,607,154	$27,189,636	$2,016,896,783

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Net unrealized appreciation on portfolio investments	$42,611,460	$868,047,927	$10,247,107	$2,128,810
Undistributed ordinary income	1,790,440	—	92,036	42,245
Undistributed capital gains	—	15,780,587	566,892	—
Accumulated capital and other losses	(4,194,625)	—	—	(474,794)
Distributable earnings	$40,207,275	$883,828,514	$10,906,035	$1,696,261

	International Fund	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund
Net unrealized appreciation on portfolio investments	$1,208,823	$1,555,043	$1,585,746	$13,329,740
Undistributed ordinary income	9,101	—	—	4,407,964
Undistributed capital gains	79,270	—	—	820,030
Qualified late-year losses	—	(16,256)	—	—
Accumulated capital and other losses	—	—	(193,179)	—
Distributable earnings	$1,297,194	$1,538,787	$1,392,567	$18,557,734

High Yield Fund
Net unrealized appreciation on portfolio investments	$2,014,737
Undistributed ordinary income	870,667
Undistributed capital gains	34,490
Distributable earnings	$2,919,894

Qualified late-year losses listed above incurred after October 31, 2019 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

As of June 30, 2020, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$419,986,378	$1,753,285,110	$265,558,451	$5,241,014,003
Gross unrealized appreciation	97,593,301	218,632,669	15,797,962	1,483,776,430
Gross unrealized depreciation	(59,584,493)	(296,080,539)	(48,971,606)	(355,470,284)
Net unrealized appreciation (depreciation) on portfolio investments	$38,008,808	$(77,447,870)	$(33,173,644)	$1,128,306,146

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Tax cost of portfolio investments	$243,633,447	$1,753,287,616	$48,174,795	$17,784,355
Gross unrealized appreciation	26,374,621	386,269,757	5,899,003	1,110,049
Gross unrealized depreciation	(22,644,744)	(82,148,207)	(3,817,281)	(2,464,182)
Net unrealized appreciation (depreciation) on portfolio investments	$3,729,877	$304,121,550	$2,081,722	$(1,354,133)

	International Fund	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$13,785,748	$875,822,304	$209,568,105	$1,438,631,709
Gross unrealized appreciation	931,973	12,233,511	10,893,994	29,971,856
Gross unrealized depreciation	(1,922,123)	(42,493,051)	(1,571,762)	(50,962,017)
Net unrealized appreciation (depreciation) on portfolio investments	$(990,150)	$(30,259,540)	$9,322,232	$(20,990,161)

High Yield Fund
Tax cost of portfolio investments	$393,729,992
Gross unrealized appreciation	15,205,046
Gross unrealized depreciation	(9,910,837)
Net unrealized appreciation on portfolio investments	$5,294,209

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and unreversed inclusions of Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2019, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

CLCFs not subject to expiration:

	All Cap Select Fund	Global Fund	Core Bond Fund
No expiration - short-term	$2,078,521	$71,958	$68,818
No expiration - long-term	2,116,104	402,836	124,361
	$4,194,625	$474,794	$193,179

In-Kind Redemption Transactions

During the six months ended June 30, 2020, Small-Mid Cap Fund realized $16,852,506 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by the Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 25.0%, 15.0%, 15.0%, 20.0%, 20.0%, 20.0%, 20.0%, 15.0% and 15.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the higher of Federal Funds Rate or one month LIBOR plus 1.25%. The line of credit is available until June 2, 2021, unless extended, when any advances are to be repaid. During the six months ended June 30, 2020, Short Duration Fund incurred $53,171 of interest expense related to borrowings. The average debt outstanding and the average interest rate for days with borrowing for the Short Duration Fund during the six months ended June 30, 2020 were $40,000,000 and 2.18%, respectively. The largest outstanding borrowing during the six months ended June 30, 2020 was $40,000,000. During the six months ended June 30, 2020, no other Funds drew from the available lines.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2020 (Unaudited)

Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the six month ended June 30, 2020, none of the Funds participated in the Interfund Lending Program.

Other Matters

The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Management continues to monitor and evaluate this situation.

Subsequent Events

The Funds evaluated events from June 30, 2020 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements except for the following:

On July 21, 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to merge the Research Opportunities Fund with and into the Long-Short Fund. The merger is subject to the approval of the Research Opportunities Shareholders.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 133

Diamond Hill Funds
Other Items
June 30, 2020 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

134 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2020 and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	741.90	1,018.58	5.47	6.34	1.26%
Class C	1,000.00	1,000.00	739.10	1,014.86	8.70	10.08	2.01%
Class I	1,000.00	1,000.00	743.20	1,020.02	4.22	4.89	0.97%
Class Y	1,000.00	1,000.00	743.40	1,020.62	3.70	4.28	0.85%
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	771.80	1,018.86	5.32	6.06	1.21%
Class C	1,000.00	1,000.00	768.90	1,015.12	8.62	9.82	1.96%
Class I	1,000.00	1,000.00	773.20	1,020.31	4.04	4.60	0.92%
Class Y	1,000.00	1,000.00	773.60	1,020.90	3.51	4.00	0.80%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 135

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund
Class A	1,000.00	1,000.00	754.80	1,019.60	4.61	5.31	1.06%
Class I	1,000.00	1,000.00	755.60	1,021.05	3.35	3.86	0.77%
Class Y	1,000.00	1,000.00	756.30	1,021.64	2.83	3.25	0.65%
Large Cap Fund
Class A	1,000.00	1,000.00	862.80	1,020.08	4.45	4.83	0.96%
Class C	1,000.00	1,000.00	859.40	1,016.35	7.92	8.58	1.71%
Class I	1,000.00	1,000.00	864.00	1,021.53	3.11	3.37	0.67%
Class Y	1,000.00	1,000.00	864.10	1,022.13	2.55	2.77	0.55%
All Cap Select Fund
Class A	1,000.00	1,000.00	819.40	1,019.09	5.26	5.83	1.16%
Class C	1,000.00	1,000.00	816.40	1,015.34	8.65	9.60	1.91%
Class I	1,000.00	1,000.00	820.50	1,020.53	3.94	4.38	0.87%
Class Y	1,000.00	1,000.00	821.00	1,021.13	3.40	3.77	0.75%
Long-Short Fund
Class A	1,000.00	1,000.00	868.40	1,015.71	8.55	9.23	1.84%
Class C	1,000.00	1,000.00	865.30	1,011.97	12.03	12.97	2.59%
Class I	1,000.00	1,000.00	869.50	1,017.15	7.21	7.78	1.55%
Class Y	1,000.00	1,000.00	869.70	1,017.75	6.65	7.18	1.43%
Research Opportunities Fund
Class A	1,000.00	1,000.00	852.40	1,016.26	7.97	8.67	1.73%
Class C	1,000.00	1,000.00	849.30	1,012.52	11.41	12.42	2.48%
Class I	1,000.00	1,000.00	853.80	1,017.70	6.64	7.22	1.44%
Class Y	1,000.00	1,000.00	854.40	1,018.30	6.08	6.62	1.32%
Global Fund
Class A	1,000.00	1,000.00	796.00	1,019.21	5.08	5.71	1.14%
Class I	1,000.00	1,000.00	797.10	1,020.65	3.78	4.25	0.85%
Class Y	1,000.00	1,000.00	797.40	1,021.25	3.24	3.65	0.73%
International Fund
Class A	1,000.00	1,000.00	838.40	1,019.27	5.14	5.65	1.13%
Class I	1,000.00	1,000.00	839.30	1,020.69	3.84	4.22	0.84%
Class Y	1,000.00	1,000.00	840.00	1,021.29	3.29	3.61	0.72%
Short Duration Total Return Fund
Class A	1,000.00	1,000.00	971.80	1,020.77	4.04	4.14	0.82%
Class I	1,000.00	1,000.00	972.20	1,022.21	2.61	2.68	0.53%
Class Y	1,000.00	1,000.00	973.70	1,022.81	2.03	2.08	0.41%
Core Bond Fund
Class A	1,000.00	1,000.00	1,061.50	1,021.10	3.87	3.80	0.76%
Class I	1,000.00	1,000.00	1,063.00	1,022.53	2.41	2.36	0.47%
Class Y	1,000.00	1,000.00	1,063.60	1,023.12	1.79	1.76	0.35%

136 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Corporate Credit Fund
Class A	1,000.00	1,000.00	988.30	1,020.39	4.44	4.52	0.90%
Class C	1,000.00	1,000.00	983.90	1,016.66	8.13	8.27	1.65%
Class I	1,000.00	1,000.00	988.80	1,021.83	3.01	3.06	0.61%
Class Y	1,000.00	1,000.00	990.20	1,022.43	2.42	2.46	0.49%
High Yield Fund
Class A	1,000.00	1,000.00	1,006.10	1,020.11	4.77	4.80	0.96%
Class I	1,000.00	1,000.00	1,007.50	1,021.55	3.33	3.35	0.67%
Class Y	1,000.00	1,000.00	1,008.00	1,022.14	2.73	2.75	0.55%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 137

Diamond Hill Funds
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program
(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Diamond Hill Funds Board of Trustees (the “Board”) met on May 21, 2020 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Diamond Hill Funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed the Diamond Hill Capital Management, Inc. Valuation & Liquidity Committee (the “Committee”) as the program administrator for the Program. At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through March 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments into one of four liquidity buckets: Highly Liquid, Moderately Liquid, Less Liquid and Illiquid. These classifications are reported to the SEC on Form N-PORT.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. The Committee also factored a Fund’s concentration in an issuer into the liquidity analysis by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical gross redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Committee also considered a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the likelihood of advance notice for large redemptions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

There were no material changes to the Program during the Program Reporting Period. During March and April 2020, certain areas of the fixed income markets experienced significant illiquidity. During this time, the Program, as designed, was an effective tool for the Funds to

138 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM

Diamond Hill Funds
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program
(Unaudited) (Continued)

manage through this period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 139

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2020 | DIAMOND-HILL.COM 141

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063020

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)	Not applicable.

(a)(4)	Change in registrant’s independent public accountants: Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	August 27, 2020

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 27, 2020